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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06161

Allianz Funds

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas New York, NY 10105

(Address of principal executive offices)

Lawrence G. Altadonna

Assistant Treasurer

Allianz Funds

1345 Avenue of the Americas

New York, NY 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-739-3371

Date of Fiscal Year End: June 30, 2009

Date of Reporting Period: March 31, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b 1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedules of Investments

Allianz Funds:
Allianz Global Investors Multi-Style Fund*
CCM Capital Appreciation Fund
CCM Emerging Companies Fund
CCM Focused Growth Fund
CCM Mid-Cap Fund
NACM Emerging Markets Opportunities Fund
NACM Global Fund
NACM Growth Fund
NACM Income & Growth Fund
NACM International Fund
NACM Mid-Cap Growth Fund
NACM Pacific Rim Fund
NFJ All-Cap Value Fund
NFJ Dividend Value Fund
NFJ International Value Fund
NFJ Large-Cap Value Fund
NFJ Mid-Cap Value Fund
NFJ Small-Cap Value Fund
OCC Growth Fund
OCC Opportunity Fund
OCC Renaissance Fund
OCC Target Fund
RCM Global Resources Fund
RCM Global Small-Cap Fund
RCM International Growth Equity Fund**
RCM Large-Cap Growth Fund
RCM Mid-Cap Fund
RCM Small-Cap Growth Fund
RCM Strategic Growth Fund
RCM Technology Fund
RCM Wellness Fund

*	Effective May 1, 2009, Allianz Global Investors Multi-Style Fund was reorganized into the Allianz Multi-Strategy Trust and renamed Allianz Global Investors Solutions Core Allocation Fund.
**	Effective April 30, 2009, RCM International Growth Equity Fund changed its name to the RCM Disciplined International Equity Fund.

Schedule of Investments

Allianz Global Investors Multi-Style Fund*

March 31, 2009 (unaudited)

	Shares	Value* (000s)
ALLIANZ FUNDS (a)(b)—47.7%
CCM Capital Appreciation	137,795	$1,560
CCM Mid-Cap (c)	91,322	1,372
NACM International	1,918,774	17,499
NACM Pacific Rim	288,746	2,348
NFJ Large-Cap Value	1,198,013	10,830
NFJ Small-Cap Value	179,991	3,089
OCC Growth (c)	78,101	1,331
OCC Opportunity (c)	270,284	3,195
OCC Renaissance (c)	1,169,464	11,578
OCC Target (c)	157,219	1,517
RCM Large-Cap Growth	1,261,353	11,024
RCM Mid-Cap (c)	5,088,499	8,752

Total Allianz Funds (cost—$110,665)		74,095

PIMCO FUNDS (a)(b)—52.4%
Foreign Bond (U.S. Dollar-Hedged)	235,227	2,129
High Yield	579,882	3,804
Short-Term	76,908	722
StocksPLUS	4,473,953	22,101
Total Return	5,193,918	52,614

Total PIMCO Funds (cost—$100,909)		81,370

Total Investments (cost—$211,574)—100.1%		155,465

Liabilities in excess of other assets—(0.1)%		(226)

Net Assets—100.0%		$155,239

Notes to Schedule of Investments:

(a)	Affiliated fund.
(b)	Institutional Class shares of each fund.
(c)	Non-income producing.
*	Effective May 1, 2009, the Allianz Global Investors Multi-Style Fund was reorganized into the Allianz Multi-Strategy Trust and renamed Allianz Global Investors Solutions Core Allocation Fund.

Fair Value Measurements—Effective July 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“SFAS 157”). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of the fair value measurements. Under this standard, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy under SFAS 157 are described below:

•	Level 1—quoted prices in active markets for identical investments that the Fund has the ability to access.

•

Level 2—valuations based on other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.), or quotes from inactive exchanges.

•	Level 3—valuations based on significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The valuation techniques used by the Fund to measure fair value during the nine months ended March 31, 2009 maximized the use of observable inputs and minimized the use of unobservable inputs.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2009 in valuing the Fund’s investments carried at value (amounts in thousands):

Valuation Inputs	Investments in Securities
Level 1—Quoted Prices	$155,465
Level 2—Other Significant Observable Inputs	—
Level 3—Significant Unobservable Inputs	—

Total	$155,465

Schedule of Investments

CCM Capital Appreciation Fund

March 31, 2009 (unaudited)

	Shares	Value* (000s)
COMMON STOCK—98.7%
Aerospace—1.1%
Raytheon Co.	224,580	$8,745

Capital Goods—4.6%
Danaher Corp.	170,620	9,251
Fluor Corp.	236,540	8,172
Honeywell International, Inc.	326,810	9,105
Pitney Bowes, Inc.	405,950	9,479

		36,007

Chemicals—3.0%
Monsanto Co.	144,960	12,046
Mosaic Co.	269,790	11,326

		23,372

Commercial Services—1.1%
Automatic Data Processing, Inc.	254,450	8,946

Consumer Discretionary—6.3%
Coach, Inc. (a)	558,790	9,332
McDonald’s Corp.	220,170	12,015
Nike, Inc., Class B	186,400	8,740
Polo Ralph Lauren Corp.	225,250	9,517
Yum! Brands, Inc.	353,910	9,725

		49,329

Consumer Services—2.2%
Accenture Ltd., Class A	344,770	9,478
Apollo Group, Inc., Class A (a)	98,900	7,747

		17,225

Consumer Staples—8.2%
Archer-Daniels-Midland Co.	340,090	9,448
Clorox Co.	197,410	10,163
General Mills, Inc.	175,540	8,756
HJ Heinz Co.	242,690	8,023
Kroger Co.	387,260	8,217
Procter & Gamble Co.	210,390	9,907
SYSCO Corp.	425,560	9,703

		64,217

Energy—8.9%
Chevron Corp.	145,510	9,784
ENSCO International, Inc.	350,420	9,251
National-Oilwell Varco, Inc. (a)	334,560	9,605
Noble Corp.	394,191	9,496
Occidental Petroleum Corp.	204,010	11,353
Peabody Energy Corp.	454,100	11,371
Valero Energy Corp.	455,870	8,160

		69,020

Financial Services—5.6%
AON Corp.	270,170	11,028
Hudson City Bancorp, Inc.	802,350	9,379
Morgan Stanley	321,280	7,316
Northern Trust Corp.	83,597	4,943
TD Ameritrade Holding Corp. (a)	780,550	10,779

		43,445

Healthcare—15.0%
Abbott Laboratories	310,840	14,827
Amgen, Inc. (a)	175,760	8,704
Baxter International, Inc.	208,280	10,668
Biogen Idec, Inc. (a)	152,480	7,993
Bristol-Myers Squibb Co.	564,290	12,369
C.R. Bard, Inc.	122,290	9,749
Cephalon, Inc. (a)	143,010	9,739
Express Scripts, Inc. (a)	119,770	5,530
Gilead Sciences, Inc. (a)	247,690	11,473
St. Jude Medical, Inc. (a)	255,270	9,274
UnitedHealth Group, Inc.	205,670	4,305
Wyeth	274,720	11,824

		116,455

Schedule of Investments

CCM Capital Appreciation Fund

March 31, 2009 (unaudited)

	Shares	Value* (000s)
Materials & Processing—1.3%
Cliffs Natural Resources, Inc.	538,290	$9,775

Retail—4.3%
Autozone, Inc. (a)	55,610	9,043
TJX Cos., Inc.	477,720	12,249
Wal-Mart Stores, Inc.	233,320	12,156

		33,448

Technology—32.5%
Amazon.com, Inc. (a)	136,560	10,029
American Tower Corp., Class A (a)	421,720	12,833
Analog Devices, Inc.	480,260	9,255
Apple, Inc. (a)	161,690	16,997
BMC Software, Inc. (a)	405,200	13,372
CA, Inc.	639,560	11,263
Cisco Systems, Inc. (a)	1,015,570	17,031
Comcast Corp., Class A	672,390	9,171
Dell, Inc. (a)	1,157,050	10,969
DIRECTV Group, Inc. (a)	450,550	10,268
EMC Corp. (a)	875,890	9,985
Emerson Electric Co.	370,200	10,580
Fiserv, Inc. (a)	286,820	10,457
Google, Inc., Class A (a)	30,060	10,463
Harris Corp.	303,260	8,776
Hewlett-Packard Co.	347,310	11,135
Intel Corp.	935,250	14,076
International Business Machines Corp.	115,410	11,182
Linear Technology Corp.	418,870	9,626
Oracle Corp. (a)	718,530	12,984
Symantec Corp. (a)	667,100	9,966
Xilinx, Inc.	661,950	12,683

		253,101

Transportation—2.3%
Expeditors International of Washington, Inc.	322,410	9,121
Norfolk Southern Corp.	256,550	8,659

		17,780

Utilities—1.1%
Exelon Corp.	186,100	8,447

Wholesale—1.2%
W.W. Grainger, Inc.	133,950	9,401

Total Common Stock (cost—$878,860)		768,713

	Principal Amount (000s)
Repurchase Agreement—3.2%
State Street Bank & Trust Co., dated 3/31/09, 0.10%, due 4/1/09, proceeds $24,793; collateralized by Freddie Mac, 2.00% due 3/16/11, valued at $25,289 including accrued interest (cost—$24,793)	$24,793	24,793

Total Investments (cost—$903,653)—101.9%		793,506

Liabilities in excess of other assets—(1.9)%		(14,673)

Net Assets—100.0%		$778,833

Notes to Schedule of Investments:

(a)	Non-income producing.

Fair Value Measurements—Effective July 1, 2008, the Fund adopted Financial Accounting Standard Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“SFAS 157”). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of the fair value measurements. Under this standard, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy under SFAS 157 are described below:

•	Level 1—quoted prices in active markets for identical investments that the Fund has the ability to access

•

Level 2—valuations based on other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.), or quotes from inactive exchanges

•	Level 3—valuations based on significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The valuation techniques used by the Fund to measure fair value during the nine months ended March 31, 2009 maximized the use of observable inputs and minimized the use of unobservable inputs.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used at March 31, 2009 in valuing the Fund’s investments carried at value (amounts in thousands):

Valuation Inputs	Investments in Securities
Level 1—Quoted Prices	$768,713
Level 2—Other Significant Observable Inputs	24,793
Level 3—Significant Unobservable Inputs	—

Total	$793,506

A roll forward of fair value measurements using significant unobservable inputs (Level 3) as of March 31, 2009, were as follows (amounts in thousands):

Investments in Securities
Beginning balance, 6/30/08	$19,589
Net purchases (sales) and settlements	(19,589)

Ending balance, 3/31/09	$—

Schedule of Investments

CCM Emerging Companies Fund

March 31, 2009 (unaudited)

	Shares	Value* (000s)
COMMON STOCK—96.8%
Aerospace—0.6%
Ducommun, Inc.	39,090	$568

Airlines—1.0%
Hawaiian Holdings, Inc. (a)	223,100	832

Capital Goods—3.1%
AZZ, Inc. (a)	47,380	1,250
DXP Enterprises, Inc. (a)	49,130	508
Koppers Holdings, Inc.	51,410	746
Robbins & Myers, Inc.	12,989	197

		2,701

Chemicals—3.9%
Innophos Holdings, Inc.	52,150	588
NewMarket Corp.	28,660	1,270
Sensient Technologies Corp.	65,270	1,534

		3,392

Commercial Services—5.0%
Albany Molecular Research, Inc. (a)	95,830	904
American Public Education, Inc. (a)	28,750	1,209
CoStar Group, Inc. (a)	34,300	1,037
Exponent, Inc. (a)	34,649	878
Hackett Group, Inc. (a)	150,580	304

		4,332

Consumer Discretionary—10.2%
Buckle, Inc.	45,650	1,458
Denny’s Corp. (a)	338,660	565
Hibbett Sports, Inc. (a)	29,920	575
Hot Topic, Inc. (a)	90,310	1,010
Jo-Ann Stores, Inc. (a)	90,250	1,475
Stage Stores, Inc.	150,670	1,519
True Religion Apparel, Inc. (a)	81,050	957
Unifirst Corp.	29,050	809
Volcom, Inc. (a)	51,200	497

		8,865

Consumer Services—5.5%
American Caresource Holdings, Inc. (a)	108,600	832
Emergency Medical Services Corp., Class A (a)	26,030	817
Interactive Data Corp.	42,950	1,067
Rent-A-Center, Inc. (a)	45,280	877
TNS, Inc. (a)	143,370	1,173

		4,766

Consumer Staples—6.1%
Diamond Foods, Inc.	43,080	1,203
Green Mountain Coffee Roasters, Inc. (a)	18,190	873
Lancaster Colony Corp.	25,520	1,059
Spartan Stores, Inc.	53,960	832
TreeHouse Foods, Inc. (a)	46,870	1,349

		5,316

Energy—4.2%
GT Solar International, Inc. (a)	169,920	1,128
Lufkin Industries, Inc.	15,050	570
Matrix Service Co. (a)	93,660	770
Vaalco Energy, Inc. (a)	134,290	711
Willbros Group, Inc. (a)	53,940	523

		3,702

Schedule of Investments

CCM Emerging Companies Fund

March 31, 2009 (unaudited)

	Shares	Value* (000s)
Environmental Services—2.0%
American Ecology Corp.	49,850	$695
Calgon Carbon Corp. (a)	73,160	1,037

		1,732

Financial Services—5.0%
Amerisafe, Inc. (a)	53,875	825
Amtrust Financial Services, Inc.	122,560	1,170
FPIC Insurance Group, Inc. (a)	21,240	787
GFI Group, Inc.	216,580	695
NBT Bancorp, Inc.	41,960	908

		4,385

Healthcare—12.5%
Affymax, Inc. (a)	32,190	519
Amicus Therapeutics, Inc. (a)	48,690	444
Cantel Medical Corp. (a)	39,820	512
CV Therapeutics, Inc. (a)	51,730	1,028
Exactech, Inc. (a)	42,440	488
Genoptix, Inc. (a)	34,710	947
ICU Medical, Inc. (a)	32,910	1,057
Idenix Pharmaceuticals, Inc. (a)	126,510	390
Kensey Nash Corp. (a)	35,500	755
Merit Medical Systems, Inc. (a)	37,180	454
Momenta Pharmaceuticals, Inc. (a)	49,020	540
Odyssey HealthCare, Inc. (a)	100,360	973
PetMed Express, Inc. (a)	71,880	1,185
Questcor Pharmaceuticals, Inc. (a)	51,380	253
Salix Pharmaceuticals Ltd. (a)	87,570	832
Seattle Genetics, Inc. (a)	51,010	503

		10,880

Insurance—2.4%
American Physicians, Inc.	25,700	1,052
Navigators Group, Inc. (a)	22,150	1,045

		2,097

Materials & Processing—1.2%
Furmanite Corp. (a)	136,990	426
Rock-Tenn Co., Class A	23,390	633

		1,059

Schedule of Investments

CCM Emerging Companies Fund

March 31, 2009 (unaudited)

	Shares	Value* (000s)
Technology—29.6%
Acme Packet, Inc. (a)	160,200	$972
Actuate Corp. (a)	244,090	747
Applied Signal Technology, Inc.	57,070	1,155
ArcSight, Inc. (a)	85,370	1,090
Art Technology Group, Inc. (a)	424,540	1,083
AsiaInfo Holdings, Inc. (a)	68,750	1,158
Axsys Technologies, Inc. (a)	23,980	1,008
BigBand Networks, Inc. (a)	128,380	841
Blue Coat Systems, Inc. (a)	81,290	976
Cirrus Logic, Inc. (a)	169,950	639
Cogent, Inc. (a)	82,050	976
Cogo Group, Inc. (a)	116,860	781
EMS Technologies, Inc. (a)	60,660	1,059
iGATE Corp.	133,280	432
Interactive Intelligence, Inc. (a)	50,770	460
JDA Software Group, Inc. (a)	82,980	958
MedAssets, Inc. (a)	66,060	941
Monolithic Power Systems, Inc. (a)	76,060	1,179
Multi-Fineline Electronix, Inc. (a)	46,630	785
Netscout Systems, Inc. (a)	104,670	749
Neutral Tandem, Inc. (a)	29,440	725
Powell Industries, Inc. (a)	35,110	1,240
Sapient Corp. (a)	157,230	703
Seachange International, Inc. (a)	116,650	667
Semtech Corp. (a)	61,230	817
SYNNEX Corp. (a)	40,750	802
Techwell, Inc. (a)	173,140	1,093
Virtusa Corp. (a)	135,260	839
Websense, Inc. (a)	77,250	927

		25,802

Transportation—2.0%
Marten Transport Ltd. (a)	44,980	840
Textainer Group Holdings Ltd.	128,650	869

		1,709

Utilities—1.6%
California Water Service Group	17,220	721
South Jersey Industries, Inc.	19,060	667

		1,388

Wholesale—0.9%
Core-Mark Holding Co., Inc. (a)	45,490	829

Total Common Stock (cost—$99,228)		84,355

	Principal Amount (000s)
Repurchase Agreement—4.4%
State Street Bank & Trust Co., dated 3/31/09, 0.10%, due 4/1/09, proceeds $3,896; collateralized by Freddie Mac, 4.50% due 1/15/13, valued at $3,977 including accrued interest (cost—$3,896)	$3,896	3,896

Total Investments (cost—$103,124)—101.2%		88,251

Liabilities in excess of other assets—(1.2)%		(1,079)

Net Assets—100.0%		$87,172

Notes to Schedule of Investments:

(a)	Non-income producing.

Fair Value Measurements—Effective July 1, 2008, the Fund adopted Financial Accounting Standard Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“SFAS 157”). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of the fair value measurements. Under this standard, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy under SFAS 157 are described below:

•	Level 1—quoted prices in active markets for identical investments that the Fund has the ability to access

•

Level 2—valuations based on other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.), or quotes from inactive exchanges

•	Level 3—valuations based on significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The valuation techniques used by the Fund to measure fair value during the nine months ended March 31, 2009 maximized the use of observable inputs and minimized the use of unobservable inputs.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used at March 31, 2009 in valuing the Fund’s investments carried at value (amounts in thousands):

Valuation Inputs	Investments in Securities
Level 1—Quoted Prices	$84,355
Level 2—Other Significant Observable Inputs	3,896
Level 3—Significant Unobservable Inputs	—

Total	$88,251

Schedule of Investments

CCM Focused Growth Fund

March 31, 2009 (unaudited)

	Shares	Value* (000s)
COMMON STOCK—96.8%
Aerospace—2.1%
Raytheon Co.	47,930	$1,866

Capital Goods—7.0%
Danaher Corp.	39,820	2,159
Fluor Corp.	62,990	2,176
Honeywell International, Inc.	68,250	1,902

		6,237

Chemicals—5.8%
Monsanto Co.	30,110	2,502
Terra Industries, Inc.	93,480	2,626

		5,128

Consumer Discretionary—12.3%
Kroger Co.	91,980	1,952
McDonald’s Corp.	40,380	2,204
SYSCO Corp.	96,020	2,189
TJX Cos., Inc.	91,180	2,338
Wal-Mart Stores, Inc.	42,600	2,219

		10,902

Consumer Services—4.2%
Accenture Ltd., Class A	70,940	1,950
Apollo Group, Inc., Class A (a)	22,100	1,731

		3,681

Consumer Staples—2.3%
HJ Heinz Co.	62,400	2,063

Energy—7.7%
ENSCO International, Inc.	79,330	2,094
Occidental Petroleum Corp.	43,240	2,406
Southwestern Energy Co. (a)	78,440	2,329

		6,829

Financial Services—4.2%
Hudson City Bancorp, Inc.	176,820	2,067
Morgan Stanley	72,280	1,646

		3,713

Healthcare—14.1%
Abbott Laboratories	50,480	2,408
Baxter International, Inc.	43,310	2,218
Cephalon, Inc. (a)	33,500	2,282
Express Scripts, Inc. (a)	25,600	1,182
Gilead Sciences, Inc. (a)	48,340	2,239
St. Jude Medical, Inc. (a)	59,180	2,150

		12,479

Technology—33.1%
Amazon.com, Inc. (a)	32,960	2,421
American Tower Corp., Class A (a)	83,290	2,535
Apple, Inc. (a)	25,540	2,685
CA, Inc.	125,500	2,210
Cisco Systems, Inc. (a)	136,400	2,287
DIRECTV Group, Inc. (a)	95,450	2,175
EMC Corp. (a)	200,950	2,291
Emerson Electric Co.	66,790	1,909
Hewlett-Packard Co.	53,920	1,729
International Business Machines Corp.	24,660	2,389
Oracle Corp. (a)	130,100	2,351
Symantec Corp. (a)	150,970	2,255
Xilinx, Inc.	111,580	2,138

		29,375

Schedule of Investments

CCM Focused Growth Fund

March 31, 2009 (unaudited)

	Shares	Value* (000s)
Transportation—1.9%
Union Pacific Corp.	40,980	$1,685

Utilities—2.1%
Exelon Corp.	41,310	1,875

Total Common Stock (cost—$102,636)		85,833

	Principal Amount (000s)
Repurchase Agreement—3.9%
State Street Bank & Trust Co., dated 3/31/09, 0.10%, due 4/1/09, proceeds $3,460; collateralized by Fannie Mae, 6.625% due 11/15/30, valued at $3,534 including accrued interest (cost—$3,460)	$3,460	3,460

Total Investments (cost—$106,096)—100.7%		89,293

Liabilities in excess of other assets—(0.7)%		(654)

Net Assets—100.0%		$88,639

Notes to Schedule of Investments:

(a)	Non-income producing.

Fair Value Measurements—Effective July 1, 2008, the Fund adopted Financial Accounting Standard Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“SFAS 157”). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of the fair value measurements. Under this standard, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy under SFAS 157 are described below:

•	Level 1—quoted prices in active markets for identical investments that the Fund has the ability to access

•

Level 2—valuations based on other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.), or quotes from inactive exchanges

•	Level 3—valuations based on significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The valuation techniques used by the Fund to measure fair value during the nine months ended March 31, 2009 maximized the use of observable inputs and minimized the use of unobservable inputs.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used at March 31, 2009 in valuing the Fund’s investments carried at value (amounts in thousands):

Valuation Inputs	Investments in Securities
Level 1—Quoted Prices	$85,833
Level 2—Other Significant Observable Inputs	3,460
Level 3—Significant Unobservable Inputs	—

Total	$89,293

Schedule of Investments

CCM Mid-Cap Fund

March 31, 2009 (unaudited)

	Shares	Value* (000s)
COMMON STOCK—98.5%
Airlines—1.0%
Copa Holdings S.A., Class A	230,490	$6,608

Capital Goods—4.5%
Aecom Technology Corp. (a)	271,360	7,077
Fluor Corp.	163,230	5,639
Snap-On, Inc.	331,420	8,319
URS Corp. (a)	241,250	9,749

		30,784

Chemicals—4.1%
FMC Corp.	237,653	10,253
Terra Industries, Inc.	356,970	10,027
Valspar Corp.	419,040	8,368

		28,648

Commercial Services—2.2%
FTI Consulting, Inc. (a)	165,330	8,181
H&R Block, Inc.	380,840	6,927

		15,108

Consumer Discretionary—10.0%
Darden Restaurants, Inc.	235,410	8,065
Family Dollar Stores, Inc.	235,530	7,860
John Wiley & Sons, Inc., Class A	264,948	7,890
Panera Bread Co., Class A (a)	160,760	8,986
Ross Stores, Inc.	278,880	10,006
TJX Cos., Inc.	349,680	8,966
V.F. Corp.	166,390	9,503
Yum! Brands, Inc.	287,165	7,891

		69,167

Consumer Services—2.4%
DeVry, Inc.	165,850	7,991
Hewitt Associates, Inc., Class A (a)	290,457	8,644

		16,635

Consumer Staples—5.9%
Alberto-Culver Co.	375,390	8,487
Church & Dwight Co., Inc.	165,420	8,640
HJ Heinz Co.	190,340	6,293
McCormick & Co., Inc.	290,940	8,603
Scotts Miracle-Gro Co., Class A	241,750	8,389

		40,412

Energy—7.0%
Consol Energy, Inc.	281,060	7,094
Covanta Holding Corp. (a)	460,540	6,029
Dresser-Rand Group, Inc. (a)	389,910	8,617
Encore Acquisition Co. (a)	423,080	9,845
Noble Corp.	370,907	8,935
Southwestern Energy Co. (a)	272,800	8,099

		48,619

Entertainment—1.1%
DreamWorks Animation SKG, Inc., Class A (a)	361,710	7,827

Environmental Services—1.0%
Republic Services, Inc.	411,602	7,059

Schedule of Investments

CCM Mid-Cap Fund

March 31, 2009 (unaudited)

	Shares	Value* (000s)
Financial Services—6.4%
Cigna Corp.	493,010	$8,672
Digital Realty Trust, Inc., REIT	240,140	7,968
Investment Technology Group, Inc. (a)	372,990	9,519
Mack-Cali Realty Corp., REIT	429,350	8,505
Nasdaq Stock Market, Inc. (a)	476,015	9,320

		43,984

Healthcare—10.3%
C.R. Bard, Inc.	142,666	11,373
Cooper Cos., Inc.	321,160	8,491
Endo Pharmaceuticals Holdings, Inc. (a)	450,770	7,970
Forest Laboratories, Inc. (a)	374,700	8,228
Gen-Probe, Inc. (a)	187,270	8,536
Quest Diagnostics, Inc.	208,820	9,915
St. Jude Medical, Inc. (a)	222,847	8,096
Watson Pharmaceuticals, Inc. (a)	266,330	8,286

		70,895

Insurance—4.6%
Allied World Assurance Co. Holdings Ltd.	177,990	6,769
Arch Capital Group Ltd. (a)	126,947	6,837
Brown & Brown, Inc.	379,860	7,183
PartnerRe Ltd.	107,150	6,651
Unum Group	347,644	4,346

		31,786

Machinery—2.3%
Flowserve Corp.	144,532	8,111
Roper Industries, Inc.	192,070	8,154

		16,265

Materials & Processing—1.5%
Crown Holdings, Inc. (a)	449,690	10,221

Retail—3.6%
Advance Auto Parts, Inc.	197,920	8,130
BJ’s Wholesale Club, Inc. (a)	244,783	7,831
Dollar Tree Stores, Inc. (a)	202,350	9,015

		24,976

Technology—27.1%
Affiliated Computer Services, Inc., Class A (a)	174,492	8,356
Akamai Technologies, Inc. (a)	438,910	8,515

Schedule of Investments

CCM Mid-Cap Fund

March 31, 2009 (unaudited)

	Shares	Value* (000s)
Altera Corp.	521,050	$9,144
Ametek, Inc.	331,120	10,354
Amphenol Corp., Class A	301,637	8,594
BMC Software, Inc. (a)	298,770	9,859
Broadridge Financial Solutions, Inc.	476,020	8,859
CA, Inc.	545,370	9,604
Dun & Bradstreet Corp.	119,930	9,235
Factset Research Systems, Inc.	180,640	9,030
Global Payments, Inc.	216,390	7,230
IHS, Inc., Class A (a)	194,630	8,015
Marvell Technology Group Ltd. (a)	1,114,100	10,205
McAfee, Inc. (a)	294,780	9,875
Metavante Technologies, Inc. (a)	473,770	9,456
Priceline.com, Inc. (a)	95,330	7,510
Red Hat, Inc. (a)	562,060	10,027
Silicon Laboratories, Inc. (a)	310,270	8,191
Sohu.com, Inc. (a)	163,660	6,761
Synopsys, Inc. (a)	458,160	9,498
Western Digital Corp. (a)	431,280	8,341

		186,659

Telecommunications—1.2%
American Tower Corp., Class A (a)	275,680	8,389

Transportation—2.3%
CH Robinson Worldwide, Inc.	182,010	8,302
UTI Worldwide, Inc.	611,220	7,304

		15,606

Total Common Stock (cost—$742,481)		679,648

	Principal Amount (000s)
Repurchase Agreement—3.7%
State Street Bank & Trust Co., dated 3/31/09, 0.10%, due 4/1/09, proceeds $25,690; collateralized by Fannie Mae, 5.625% due 9/18/17, valued at $26,205 including accrued interest (cost—$25,690)	$25,690	25,690

Total Investments (cost—$768,171)—102.2%		705,338

Liabilities in excess of other assets—(2.2)%		(15,504)

Net Assets—100.0%		$689,834

Notes to Schedule of Investments:

(a)	Non-income producing.

Glossary:

REIT—Real Estate Investment Trust

Fair Value Measurements—Effective July 1, 2008, the Fund adopted Financial Accounting Standard Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“SFAS 157”). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of the fair value measurements. Under this standard, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy under SFAS 157 are described below:

•	Level 1—quoted prices in active markets for identical investments that the Fund has the ability to access

•

Level 2—valuations based on other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.), or quotes from inactive exchanges

•	Level 3—valuations based on significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The valuation techniques used by the Fund to measure fair value during the nine months ended March 31, 2009 maximized the use of observable inputs and minimized the use of unobservable inputs.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used at March 31, 2009 in valuing the Fund’s investments carried at value (amounts in thousands):

Valuation Inputs	Investments in Securities
Level 1—Quoted Prices	$679,648
Level 2—Other Significant Observable Inputs	25,690
Level 3—Significant Unobservable Inputs	—

Total	$705,338

A roll forward of fair value measurements using significant unobservable inputs (Level 3) as of March 31, 2009, were as follows (amounts in thousands):

Investments in Securities
Beginning balance, 6/30/08	$21,231
Net purchases (sales) and settlements	(21,231)

Ending balance, 3/31/09	$—

Schedule of Investments

NACM Emerging Markets Opportunities Fund

March 31, 2009 (unaudited)

	Shares	Value* (000s)
COMMON STOCK—94.5%
Brazil—14.2%
Centrais Eletricas Brasileiras S.A.	100,000	$1,117
Companhia Vale do Rio Doce ADR	61,500	818
Itau Unibanco Banco Multiplo S.A. ADR	50,600	551
Natura Cosmeticos S.A.	15,700	153
Petroleo Brasileiro S.A. ADR	43,400	1,322
Petroleo Brasileiro S.A. ADR, Class A	69,700	1,708
Redecard S.A.	58,000	701
Souza Cruz S.A.	4,800	91
Tele Norte Leste Participacoes S.A. ADR	50,600	700
Vivo Participacoes S.A. ADR	10,300	135

		7,296

Chile—2.8%
Banco Santander Chile ADR	2,900	99
Empresa Nacional de Electricidad S.A., ADR	11,700	439
Empresa Nacional de Telecomunicaciones S.A.	8,466	97
Enersis S.A. ADR	52,500	793

		1,428

China—16.7%
Bank of China Ltd.	3,130,000	1,042
Bank of Communications Co., Ltd.	752,000	524
China Construction Bank Corp.	1,855,200	1,053
China COSCO Holdings Co., Ltd., Class H	480,000	313
China Life Insurance Co., Ltd.	273,000	898
China Petroleum & Chemical Corp., Class H	1,258,000	806
Dongfeng Motor Group Co., Ltd.	564,000	294
Harbin Power Equipment Co., Ltd.	154,000	100
Industrial & Commercial Bank of China	2,934,000	1,517
Maanshan Iron & Steel	838,000	295
PetroChina Co., Ltd.	262,000	208
Ping An Insurance Group Co. of China Ltd.	65,000	388
Shandong Weigao Group Medical Polymer Co., Ltd.	56,000	100
Tencent Holdings Ltd.	114,800	851
Yanzhou Coal Mining Co., Ltd.	222,000	158

		8,547

Egypt—0.9%
El Ezz Steel Co.	56,378	73
Orascom Telecom Holding SAE	86,028	390

		463

Hong Kong—4.8%
China Agri-Industries Holdings Ltd. (c)	1,153,000	549
China Mobile Ltd.	97,500	851
China Pharmaceutical Group Ltd.	1,362,000	545
CNOOC Ltd.	397,000	400
Sino-Ocean Land Holdings Ltd.	211,500	139

		2,484

India—4.1%
Axis Bank Ltd.	24,521	200
Bharat Heavy Electricals Ltd.	7,771	232
Hero Honda Motors Ltd.	6,374	135
Infosys Technologies Ltd. ADR	17,200	458
Maruti Suzuki India Ltd.	6,868	106
Oil & Natural Gas Corp. Ltd.	16,877	260
State Bank of India Ltd.	26,634	555
Tata Motors Ltd. ADR	29,200	144

		2,090

Indonesia—1.1%
PT Bank Central Asia Tbk	1,120,000	300
PT Perusahaan Gas Negara	1,389,000	259

		559

Israel—4.2%
Bezeq Israeli Telecommunication Corp. Ltd.	142,781	224
Cellcom Israel Ltd.	6,000	128
Israel Chemicals Ltd.	24,504	199
Makhteshim-Agan Industries Ltd.	73,063	307
Teva Pharmaceutical Industries Ltd. ADR	28,700	1,293

		2,151

Kuwait—0.1%
Global Investment House KSCC GDR (c)	43,440	41

Malaysia—0.2%
Tenaga Nasional BHD	75,100	126

Schedule of Investments

NACM Emerging Markets Opportunities Fund

March 31, 2009 (unaudited)

	Shares	Value* (000s)
Mexico—2.6%
America Movil S.A. de C.V. ADR, Class L	25,700	$696
Grupo Financiero Inbursa S.A., Ser. O	54,202	140
Grupo Mexico S.A. de C.V., Ser. B	527,688	384
Kimberly-Clark de Mexico S.A. de C.V.	37,300	121

		1,341

Peru—0.6%
Credicorp Ltd.	6,700	314

Philippines—0.2%
Philippine Long Distance Telephone Co. ADR	2,400	106

Poland—0.3%
Telekomunikacja Polska S.A.	32,817	178

Russia—3.5%
Evraz Group S.A. GDR	23,860	197
LUKOIL ADR	24,100	904
Mobile Telesystems ADR	11,900	356
Surgutneftegaz ADR	53,000	325

		1,782

Singapore—0.9%
Golden Agri-Resources Ltd.	2,510,560	456

South Africa—9.1%
ABSA Group Ltd.	31,545	320
AngloGold Ashanti Ltd. ADR	12,200	448
Harmony Gold Mining Co., Ltd. ADR (c)	37,000	405
Impala Platinum Holdings Ltd.	21,678	363
MTN Group Ltd.	56,873	631
Naspers Ltd.	44,674	756
Sanlam Ltd.	242,559	431
Sasol Ltd.	4,723	137
Shoprite Holdings Ltd.	103,289	552
Standard Bank Group Ltd.	30,365	255
Telkom S.A. Ltd.	9,875	110
Truworths International Ltd.	73,971	251

		4,659

South Korea—13.0%
Daewoo Securities Co., Ltd.	18,180	244
Daewoo Shipbuilding & Marine Engineering Co., Ltd.	34,330	541
Daishin Securities Co., Ltd.	11,710	146
Doosan Corp.	3,247	237
Hite Brewery Co., Ltd.	35	3
Hyosung Corp.	10,910	517
Hyundai Mobis	5,154	299
Kolon Industries, Inc.	15,400	348
Korea Line Corp.	5,534	237
Korea Zinc Co., Ltd.	3,985	330
Korean Air Lines Co., Ltd. (c)	3,890	98
KT&G Corp.	2,062	114
LG Chemical Ltd. (d)	4,609	300
LG Corp.	19,400	699
NCSoft Corp.	6,330	427
POSCO	1,446	385
Samsung Electronics Co., Ltd.	1,173	485
Samsung Fire & Marine Insurance Co., Ltd.	5,041	587
SK Energy Co., Ltd.	8,472	548
SK Holdings Co., Ltd.	1,735	136

		6,681

Schedule of Investments

NACM Emerging Markets Opportunities Fund

March 31, 2009 (unaudited)

	Shares	Value* (000s)
Mexico—2.6%
America Movil S.A. de C.V. ADR, Class L	25,700	$696
Grupo Financiero Inbursa S.A., Ser. O	54,202	140
Grupo Mexico S.A. de C.V., Ser. B	527,688	384
Kimberly-Clark de Mexico S.A. de C.V.	37,300	121

		1,341

Peru—0.6%
Credicorp Ltd.	6,700	314

Philippines—0.2%
Philippine Long Distance Telephone Co. ADR	2,400	106

Poland—0.3%
Telekomunikacja Polska S.A.	32,817	178

Russia—3.5%
Evraz Group S.A. GDR	23,860	197
LUKOIL ADR	24,100	904
Mobile Telesystems ADR	11,900	356
Surgutneftegaz ADR	53,000	325

		1,782

Singapore—0.9%
Golden Agri-Resources Ltd.	2,510,560	456

South Africa—9.1%
ABSA Group Ltd.	31,545	320
AngloGold Ashanti Ltd. ADR	12,200	448
Harmony Gold Mining Co., Ltd. ADR (c)	37,000	405
Impala Platinum Holdings Ltd.	21,678	363
MTN Group Ltd.	56,873	631
Naspers Ltd.	44,674	756
Sanlam Ltd.	242,559	431
Sasol Ltd.	4,723	137
Shoprite Holdings Ltd.	103,289	552
Standard Bank Group Ltd.	30,365	255
Telkom S.A. Ltd.	9,875	110
Truworths International Ltd.	73,971	251

		4,659

South Korea—13.0%
Daewoo Securities Co., Ltd.	18,180	244
Daewoo Shipbuilding & Marine Engineering Co., Ltd.	34,330	541
Daishin Securities Co., Ltd.	11,710	146
Doosan Corp.	3,247	237
Hite Brewery Co., Ltd.	35	3
Hyosung Corp.	10,910	517
Hyundai Mobis	5,154	299
Kolon Industries, Inc.	15,400	348
Korea Line Corp.	5,534	237
Korea Zinc Co., Ltd.	3,985	330
Korean Air Lines Co., Ltd. (c)	3,890	98
KT&G Corp.	2,062	114
LG Chemical Ltd. (d)	4,609	300
LG Corp.	19,400	699
NCSoft Corp.	6,330	427
POSCO	1,446	385
Samsung Electronics Co., Ltd.	1,173	485
Samsung Fire & Marine Insurance Co., Ltd.	5,041	587
SK Energy Co., Ltd.	8,472	548
SK Holdings Co., Ltd.	1,735	136

		6,681

Schedule of Investments

NACM Emerging Markets Opportunities Fund

March 31, 2009 (unaudited)

	Shares	Value* (000s)
Taiwan—12.9%
Acer, Inc.	639,000	$962
AU Optronics Corp.	375,000	312
China Airlines (c)	600,000	150
Chunghwa Telecom Co., Ltd.	223,433	407
Compal Electronics	806,000	579
Eva Airways Corp. (c)	718,000	177
Formosa Plastics Corp.	112,000	169
HTC Corp.	29,000	357
Lite-On Technology Corp.	375,000	254
Macronix International	364,000	138
MediaTek, Inc.	74,000	697
POU Chen Corp.	645,000	355
Powerchip Semiconductor Corp. (c)	1,219,000	159
Quanta Computer, Inc.	750,990	949
Taiwan Semi-conductor Manufacturing Co., Ltd. ADR	77,100	690
Uni-President Enterprises Corp.	305,000	248

		6,603

Turkey—1.3%
Tupras Turkiye Petrol Rafine	14,711	147
Turk Hava Yollari (c)	106,805	420
Turk Telekomunikasyon AS (c)	50,375	117

		684

United Kingdom—1.0%
British American Tobacco PLC	21,169	489

Total Common Stock (cost—$52,813)		48,478

PREFERRED STOCK—3.2%
Brazil—3.2%
Brasil Telecom S.A.	128,800	716
Centrais Eletricas Brasileiras S.A., Class B	25,800	279
Investimentos Itau S.A.	101,200	348
Telemar Norte Leste S.A.	4,200	95
Usinas Siderurgicas de Minas Gerais S.A.	16,875	214

Total Preferred Stock (cost—$2,526)		1,652

WARRANTS (c)—1.5%

	Units
Netherland Antilles—1.5%
Hindustan Unilever Ltd., Expires 12/30/10	88,886	416
ITC Ltd., Expires 1/6/11 (a)	97,109	354

Total Warrants (cost—$792)		770

Total Investments (cost—$56,131) (b)—99.2%	50,900

Other assets less liabilities—0.8%	387

Net Assets—100.0%	$51,287

Notes to Schedule of Investments

(amounts in thousands):

(a)	144A Security—Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.
(b)	Securities with an aggregate value of $33,666, representing 65.6% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(c)	Non-income producing.
(d)	Fair valued.

Glossary:

ADR—American Depositary Receipt

GDR—Global Depositary Receipt

Fair Value Measurements—Effective July 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“SFAS 157”). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of the fair value measurements. Under this standard, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy under SFAS 157 are described below:

•	Level 1—quoted prices in active markets for identical investments that the Fund has the ability to access

•

Level 2—valuations based on other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.), or quotes from inactive exchanges

•	Level 3—valuations based on significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The valuation techniques used by the Fund to measure fair value during the nine months ended March 31, 2009 maximized the use of observable inputs and minimized the use of unobservable inputs. The Fund utilized the following fair value technique on Level 3 investments: estimating the price that would have prevailed in a liquid market for a security given information available at the time of evaluation.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used at March 31, 2009 in valuing the Fund’s investments carried at value (amounts in thousands):

Valuation Inputs	Investments in Securities
Level 1—Quoted Prices	$16,934
Level 2—Other Significant Observable Inputs	33,666
Level 3—Significant Unobservable Inputs	300

Total	$50,900

A roll forward of fair value measurements using significant unobservable inputs (Level 3) at March 31, 2009, is as follows (amounts in thousands):

Investments in Securities
Beginning balance, 6/30/08	$3,617
Net purchases (sales) and settlements	(3,264)
Total realized gain (loss)	(2,309)
Total unrealized appreciation/depreciation	626
Transfers in and/or out of Level 3	1,630

Ending balance, 3/31/09	$300

Net change in unrealized appreciation/deprecation on investments held at March 31, 2009	$(35)

Schedule of Investments

NACM Global Fund

March 31, 2009 (unaudited)

	Shares	Value* (000s)
COMMON STOCK—95.9%
Australia—1.7%
BHP Billiton Ltd.	16,737	$370

Bermuda—0.0%
Peace Mark Holdings Ltd. (b)(c)	382,000	—

Brazil—1.9%
Banco do Brasil S.A.	54,100	394

China—1.8%
China Mobile Ltd.	43,500	380

Finland—1.4%
Sampo Oyj, Ser. A	20,726	306

France—5.6%
Alstom S.A.	7,562	392
BNP Paribas	6,256	258
Ingenico	16,808	279
Neopost S.A.	3,508	272

		1,201

Germany—3.7%
BAYER AG	4,260	203
Fresenius Medical Care AG & Co. KGaA	7,617	296
RWE AG	4,085	286

		785

Ireland—1.0%
Icon PLC ADR (b)	13,300	215

Italy—1.4%
Finmeccanica SpA	24,484	305

Japan—7.5%
Asics Corp.	47,000	328
Mitsubishi Estate Co., Ltd.	17,000	193
Mitsubishi UFJ Financial Group, Inc.	69,100	340
Nintendo Co., Ltd.	1,500	439
Nissin Food Products Co., Ltd.	9,800	290

		1,590

Kuwait—0.1%
Global Investment House KSCC GDR (b)	22,200	21

Netherlands—2.8%
Nutreco Holding NV	6,120	219
Royal KPN NV	28,982	387

		606

Spain—4.9%
Iberdrola Renovables S.A. (b)	79,486	329
Tecnicas Reunidas S.A.	9,549	304
Telefonica S.A.	20,683	412

		1,045

Switzerland—9.0%
ACE Ltd.	10,300	416
Alcon, Inc.	3,500	318
Nestle S.A.	11,541	390
Roche Holdings AG	2,743	376
Transocean Ltd. (b)	7,100	418

		1,918

United Kingdom—6.8%
ARM Holdings PLC	166,222	244
BG Group PLC	26,157	394
Croda International	28,734	218
IG Group Holdings PLC	101,593	255
Wellstream Holdings PLC	56,071	347

		1,458

United States—46.3%
Anadarko Petroleum Corp.	8,100	315
Ansys, Inc. (b)	13,000	326
Apple, Inc. (b)	5,500	578
Bank of New York Mellon Corp.	12,100	342
Best Buy Co., Inc.	14,800	562
Corning, Inc.	31,200	414
Crown Holdings, Inc. (b)	15,200	346
Ecolab, Inc.	10,800	375
Exxon Mobil Corp.	6,100	415
FedEx Corp.	4,800	214
Goldman Sachs Group, Inc.	2,500	265
Guess?, Inc.	20,700	436
Hess Corp.	3,400	184

Schedule of Investments

NACM Global Fund

March 31, 2009 (unaudited)

	Shares	Value* (000s)
HJ Heinz Co.	9,400	$311
JPMorgan Chase & Co.	16,300	433
Kellogg Co.	9,900	363
Lockheed Martin Corp.	5,000	345
Nike, Inc., Class B	7,000	328
Oracle Corp. (b)	24,300	439
Praxair, Inc.	5,800	390
Procter & Gamble Co.	7,400	349
Schering-Plough Corp.	16,700	393
Synthes, Inc.	2,627	293
Target Corp.	12,200	420
Thermo Fisher Scientific, Inc. (b)	10,100	360
URS Corp. (b)	8,500	344
XTO Energy, Inc.	10,425	319

		9,859

Total Common Stock (cost—$27,176)		20,453

	Principal Amount (000s)
Repurchase Agreement—2.8%
State Street Bank & Trust Co., dated 3/31/09, 0.10%, due 4/1/09, proceeds $589; collateralized by Freddie Mac, 4.50% due 1/15/13, valued at $605 including accrued interest (cost—$589)	$589	589

Total Investments (cost—$27,765) (a)—98.7%		21,042

Other assets less liabilities—1.3%		271

Net Assets—100.0%		$21,313

Notes to Schedule of Investments

(amounts in thousands):

(a)	Securities with an aggregate value of $9,105, representing 42.7% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(b)	Non-income producing.
(c)	Fair valued.

Glossary:

ADR—American Depositary Receipt

GDR—Global Depositary Receipt

Fair Value Measurements—Effective July 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“SFAS 157”). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of the fair value measurements. Under this standard, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy under SFAS 157 are described below:

•	Level 1—quoted prices in active markets for identical investments that the Fund has the ability to access

•

Level 2—valuations based on other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.), or quotes from inactive exchanges

•	Level 3—valuations based on significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The valuation techniques used by the Fund to measure fair value during the nine months ended March 31, 2009 maximized the use of observable inputs and minimized the use of unobservable inputs. The Fund utilized the following fair value technique on level 3 investments: estimating the price that would have prevailed in a liquid market for international equities given information available at the time of evaluation.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used at March 31, 2009 in valuing the Fund’s investments carried at value (amounts in thousands):

Valuation Inputs	Investments in Securities
Level 1—Quoted Prices	$11,327
Level 2—Other Significant Observable Inputs	9,715
Level 3—Significant Unobservable Inputs	—

Total	$21,042

Schedule of Investments

NACM Growth Fund

March 31, 2009 (unaudited)

	Shares	Value* (000s)
COMMON STOCK—98.1%
Aerospace—4.3%
Lockheed Martin Corp.	8,000	$552
Northrop Grumman Corp.	13,600	594

		1,146

Building/Construction—1.1%
Pulte Homes, Inc.	26,400	289

Capital Goods—2.5%
Fluor Corp.	4,700	162
Shaw Group, Inc. (a)	4,700	129
URS Corp. (a)	9,200	372

		663

Chemicals—2.6%
CF Industries Holdings, Inc.	6,400	455
Sherwin-Williams Co.	4,600	239

		694

Consumer Discretionary—4.1%
Family Dollar Stores, Inc.	10,100	337
McDonald’s Corp.	6,000	327
Panera Bread Co., Class A (a)	7,900	442

		1,106

Consumer Staples—15.4%
Altria Group, Inc.	46,000	737
Apollo Group, Inc., Class A (a)	3,700	290
Archer-Daniels-Midland Co.	9,600	267
Coca-Cola Co.	10,400	457
CVS Corp.	9,600	264
DeVry, Inc.	2,400	116
General Mills, Inc.	9,800	489
PepsiCo, Inc.	2,500	129
Philip Morris International, Inc.	6,700	238
Wal-Mart Stores, Inc.	21,700	1,130

		4,117

Energy—6.5%
Cameron International Corp. (a)	18,600	408
National-Oilwell Varco, Inc. (a)	16,900	485
Occidental Petroleum Corp.	6,400	356
Southwestern Energy Co. (a)	7,000	208
Valero Energy Corp.	16,000	286

		1,743

Financial Services—1.2%
ACE Ltd.	7,600	307

Healthcare—22.7%
Abbott Laboratories	11,400	544
Amgen, Inc. (a)	11,900	589
Biogen Idec, Inc. (a)	3,300	173
Boston Scientific Corp. (a)	32,900	262
Bristol-Myers Squibb Co.	26,400	579
Celgene Corp. (a)	6,600	293
Cephalon, Inc. (a)	6,000	409
Eli Lilly & Co.	11,400	381
Express Scripts, Inc. (a)	2,000	92
Forest Laboratories, Inc. (a)	11,800	259
Johnson & Johnson	4,500	237
Medco Health Solutions, Inc. (a)	10,100	417
Mylan Laboratories, Inc. (a)	19,000	255
Omnicare, Inc.	21,500	526
Schering-Plough Corp.	21,200	499
St. Jude Medical, Inc. (a)	4,600	167
UnitedHealth Group, Inc.	9,600	201
WellPoint, Inc. (a)	4,600	175

		6,058

Metals & Mining—0.6%
Newmont Mining Corp.	3,300	148

Oil & Gas—2.5%
ENSCO International, Inc.	12,400	327
Exxon Mobil Corp.	5,000	341

		668

Technology—32.0%
Accenture Ltd., Class A	9,200	253
Amazon.com, Inc. (a)	7,200	529
Apple, Inc. (a)	5,900	620

	Shares	Value* (000s)
Cisco Systems, Inc. (a)	62,900	$1,055
EMC Corp. (a)	11,800	134
F5 Networks, Inc. (a)	5,800	121
Fiserv, Inc. (a)	10,000	365
Google, Inc., Class A (a)	1,300	452
Hewlett-Packard Co.	15,400	494
Intel Corp.	31,700	477
International Business Machines Corp.	9,100	882
Interpublic Group of Cos., Inc. (a)	25,800	106
Marvell Technology Group Ltd. (a)	29,300	268
Microsoft Corp.	62,000	1,139
Oracle Corp. (a)	22,400	403
QUALCOMM, Inc.	10,300	401
Sohu.com, Inc. (a)	8,800	364
Time Warner Cable, Inc.	2,685	67
Time Warner, Inc.	10,700	206
Xilinx, Inc.	10,000	192

		8,528

Transportation—2.6%
CSX Corp.	14,400	372
Norfolk Southern Corp.	5,800	196
Union Pacific Corp.	2,900	119

		687

Total Common Stock (cost—$30,872)		26,154

	Principal Amount (000s)
Repurchase Agreement—3.2%
State Street Bank & Trust Co., dated 3/31/09, 0.10%, due 4/1/09, proceeds $848; collateralized by Freddie Mac, 2.00% due 3/16/11, valued at $868 including accrued interest (cost—$848)	$848	848

Total Investments (cost—$31,720)—101.3%		27,002

Liabilities in excess of other assets—(1.3)%		(347)

Net Assets—100.0%		$26,655

Notes to Schedule of Investments:

(a)	Non-income producing.

Fair Value Measurements—Effective July 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“SFAS 157”). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of the fair value measurements. Under this standard, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy under SFAS 157 are described below:

•	Level 1—quoted prices in active markets for identical investments that the Fund has the ability to access

•

Level 2—valuations based on other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.), or quotes from inactive exchanges

•	Level 3—valuations based on significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The valuation techniques used by the Fund to measure fair value during the nine months ended March 31, 2009 maximized the use of observable inputs and minimized the use of unobservable inputs.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2009 in valuing the Fund’s investments carried at value (amounts in thousands):

Valuation Inputs	Investments in Securities
Level 1—Quoted Prices	$26,154
Level 2—Other Significant Observable Inputs	848
Level 3—Significant Unobservable Inputs	—

Total	$27,002

Schedule of Investments

NACM Income & Growth Fund

March 31, 2009 (unaudited)

	Shares	Value* (000s)
COMMON STOCK—45.6%
Aerospace—1.3%
L-3 Communications Holdings, Inc. (d)	4,000	$271

Automotive—0.8%
Johnson Controls, Inc. (d)	14,500	174

Capital Goods—0.6%
General Electric Co.	4,822	49
Joy Global, Inc.	2,900	62
Textron, Inc.	3,400	19

		130

Consumer Discretionary—2.2%
McDonald’s Corp. (d)	3,300	180
McKesson Corp. (d)	7,700	270

		450

Consumer Products—0.7%
Procter & Gamble Co.	3,200	151

Consumer Staples—2.2%
Coca-Cola Co. (d)	7,000	308
PepsiCo, Inc. (d)	3,100	159

		467

Energy—2.8%
National-Oilwell Varco, Inc. (d)(e)	5,200	149
Occidental Petroleum Corp. (d)	5,000	278
Peabody Energy Corp. (d)	5,900	148

		575

Food & Beverage—0.6%
Molson Coors Brewing Co., Class B	3,500	120

Healthcare & Hospitals—5.9%
Abbott Laboratories (d)	3,800	181
Baxter International, Inc.	3,000	154
Bristol-Myers Squibb Co. (d)	14,100	309
Edwards Lifesciences Corp. (d)(e)	3,100	188
Gilead Sciences, Inc. (d)(e)	7,000	324
Intuitive Surgical, Inc. (e)	650	62

		1,218

Industrial—2.2%
AGCO Corp. (d)(e)	11,500	225
Fluor Corp. (d)	7,000	242

		467

Insurance—2.2%
MetLife, Inc.	5,020	114
Platinum Underwriters Holdings Ltd.	6,200	176
Prudential Financial, Inc. (d)	9,000	171

		461

Machinery—1.1%
Deere & Co. (d)	7,100	233

Metals & Mining—1.5%
Freeport-McMoRan Copper & Gold, Inc. (d)	8,250	315

Oil & Gas—1.5%
Diamond Offshore Drilling, Inc. (d)	3,100	195
Schlumberger Ltd.	2,800	114

		309

Pharmaceuticals—0.9%
Medco Health Solutions, Inc. (d)(e)	4,500	186

Retail—1.3%
Target Corp. (d)	8,000	275

Technology—11.8%
Amphenol Corp., Class A (d)	12,700	362
EMC Corp. (d)(e)	24,500	279
Google, Inc., Class A (d)(e)	925	322
Intel Corp. (d)	19,500	293
International Business Machines Corp. (d)	3,500	339
Microsoft Corp.	15,136	278
Oracle Corp. (d)(e)	18,600	336
Research In Motion Ltd. (e)	3,200	138
Texas Instruments, Inc.	6,700	111

		2,458

Telecommunications—4.9%
Cisco Systems, Inc. (d)(e)	17,900	300
Harris Corp. (d)	8,100	235
QUALCOMM, Inc. (d)	8,000	311

Schedule of Investments

NACM Income & Growth Fund

March 31, 2009 (unaudited)

	Shares	Value* (000s)
Verizon Communications, Inc. (d)	5,500	$166

		1,012

Utilities—1.1%
Entergy Corp.	1,880	128
NRG Energy, Inc. (e)	5,487	97

		225

Total Common Stock (cost—$13,993)		9,497

CORPORATE BONDS & NOTES—27.0%

	Credit Rating (Moody’s/S&P)	Principal Amount (000s)
Apparel & Textiles—0.8%
Levi Strauss & Co.,
9.75%, 1/15/15	B2/B+	$200	173
Automotive—0.3%
Accuride Corp.,
8.50%, 2/1/15	Caa2/CCC	200	44

Schedule of Investments

NACM Income & Growth Fund

March 31, 2009 (unaudited)

	Credit Rating (Moody’s/S&P)	Principal Amount (000s)	Value* (000s)
Tenneco Automotive, Inc.,
8.625%, 11/15/14	Caa2/CCC	$75	$14

			58

Consumer Products—0.8%
Jarden Corp.,
7.50%, 5/1/17	B3/B	200	162

Diversified Manufacturing—0.4%
Harland Clarke Holdings Corp.,
9.50%, 5/15/15	Caa1/B-	200	89

Financial Services—2.0%
AMR HoldCo., Inc.,
10.00%, 2/15/15	B1/B	150	150
Ford Motor Credit Co. LLC,
9.875%, 8/10/11	Caa1/CCC+	200	152
KAR Holdings, Inc.,
8.75%, 5/1/14	B3/CCC+	200	107

			409

Healthcare & Hospitals—4.6%
Alliance Imaging, Inc.,
7.25%, 12/15/12	B3/B	200	193
Community Health Systems, Inc.,
8.875%, 7/15/15	B3/B	200	190
HCA, Inc.,
9.25%, 11/15/16	B2/BB-	200	182
Health Net, Inc.,
6.375%, 6/1/17	Ba3/BB	260	181
Psychiatric Solutions, Inc.,
7.75%, 7/15/15	B3/B-	200	182
Sun Healthcare Group, Inc.,
9.125%, 4/15/15	B3/CCC+	25	24

			952

Machinery—1.8%
Baldor Electric Co.,
8.625%, 2/15/17	B3/B	250	199
Terex Corp.,
7.375%, 1/15/14	Ba2/BB	200	174

			373

Materials & Processing—0.7%
Steel Dynamics, Inc.,
7.375%, 11/1/12	Ba2/BB+	200	157

Multi-Media—1.0%
Charter Communications Holdings I LLC (c),
11.00%, 10/1/15	Ca/D	200	22
Echostar DBS Corp.,
7.125%, 2/1/16	Ba3/BB-	200	180

			202

Schedule of Investments

NACM Income & Growth Fund

March 31, 2009 (unaudited)

	Credit Rating (Moody’s/S&P)	Principal Amount (000s)	Value* (000s)
Oil & Gas—3.5%
Complete Production Services, Inc.,
8.00%, 12/15/16	B1/BB-	$200	$128
Dynegy Holdings, Inc.,
7.75%, 6/1/19	B2/B	200	131
Helix Energy Solutions Group, Inc. (a),
9.50%, 1/15/16	B3/B+	250	149
PetroHawk Energy Corp. (a),
7.875%, 6/1/15	B3/B	200	177
SandRidge Energy, Inc. (a),
8.00%, 6/1/18	B3/B-	200	148

			733

Printing/Publishing—0.6%
Cenveo Corp.,
7.875%, 12/1/13	B3/B-	250	131

Retail—3.1%
GameStop Corp.,
8.00%, 10/1/12	Ba1/BB+	200	203
Michaels Stores, Inc.,
10.00%, 11/1/14	Caa2/CCC	200	95
Neiman-Marcus Group, Inc.,
10.375%, 10/15/15	Caa3/B-	200	65
Rite Aid Corp.,
7.50%, 3/1/17	Caa2/B-	200	104
Star Gas Partners L.P.,
10.25%, 2/15/13	NR/CCC	200	168

			635

Technology—1.7%
First Data Corp.,
9.875%, 9/24/15	B3/B-	200	118
Itron, Inc.,
7.75%, 5/15/12	B3/B-	200	181
Unisys Corp.,
8.00%, 10/15/12	Caa1/B	200	51

			350

Telecommunications—5.1%
Cincinnati Bell, Inc.,
8.375%, 1/15/14	B2/B-	200	189
Cricket Communications, Inc.,
9.375%, 11/1/14	B3/B-	200	192
Hawaiian Telcom Communications, Inc. (c),
12.50%, 5/1/15	NR/NR	150	2
Level 3 Financing, Inc.,
12.25%, 3/15/13	Caa1/CCC+	250	189
MasTec, Inc.,
7.625%, 2/1/17	B1/B+	200	164
Millicom International Cellular S.A.,
10.00%, 12/1/13	B1/NR	200	195

Schedule of Investments

NACM Income & Growth Fund

March 31, 2009 (unaudited)

	Credit Rating (Moody’s/S&P)	Principal Amount (000s)	Value* (000s)
West Corp.,
11.00%, 10/15/16	Caa1/B-	$200	$134

			1,065

Utilities—0.6%
Energy Future Holdings Corp. (a),
10.875%, 11/1/17	B3/B-	200	130

Total Corporate Bonds & Notes (cost—$7,791)			5,619

CONVERTIBLE BONDS—20.9%
Automotive—0.3%
Ford Motor Co.,
4.25%, 12/15/36	Ca/C	190	67

Capital Goods—1.4%
Ingersoll-Rand Co., Ltd. (b),
4.50%, 4/15/12	Baa1/BBB+	300	300

Commercial Services—0.7%
Alliance Data Systems Corp. (a),
1.75%, 8/1/13	NR/NR	200	142

Energy—0.7%
Covanta Holding Corp.,
1.00%, 2/1/27	B1/B	175	138

Financial Services—3.2%
Developers Diversified Realty Corp.,
3.00%, 3/15/12	NR/BBB-	415	197
Health Care REIT, Inc.,
4.75%, 12/1/26	Baa2/BBB-	160	146
U.S. Bancorp, FRN,
zero coupon, 9/20/36	Aa3/AA	185	164
Vornado Realty Trust,
3.625%, 11/15/26	Baa2/BBB	210	165

			672

Healthcare & Hospitals—0.8%
Life Technologies Corp.,
3.25%, 6/15/25	NR/BB+	165	158

Multi-Media—2.5%
Interpublic Group of Cos., Inc.,
4.25%, 3/15/23	Ba3/B+	220	162
Macrovision Corp.,
2.625%, 8/15/11	NR/B-	175	161
Regal Entertainment Group (a),
6.25%, 3/15/11	NR/NR	200	188

			511

Oil & Gas—0.8%
Transocean, Inc.,
1.50%, 12/15/37	Baa2/BBB+	190	157

Pharmaceuticals—1.6%
Mylan, Inc.,
1.25%, 3/15/12	NR/B+	200	172
Omnicare, Inc.,
3.25%, 12/15/35	B3/B+	250	165

			337

Printing/Publishing—0.9%
Bowne & Co., Inc., VRN,
5.00%, 10/1/33	B3/CCC+	200	190

Technology—5.0%
Equinix, Inc.,
2.50%, 4/15/12	NR/B-	215	179
Maxtor Corp.,
6.80%, 4/30/10	Ba2/NR	175	168
Nuance Communications, Inc.,
2.75%, 8/15/27	NR/B-	250	208
ON Semiconductor Corp.,
2.625%, 12/15/26	NR/B+	250	178
Teradyne, Inc. (b),
4.50%, 3/15/14	NR/NR	300	300

			1,033

Telecommunications—1.8%
Anixter International, Inc.,
1.00%, 2/15/13	NR/BB-	230	176
NII Holdings, Inc.,
3.125%, 6/15/12	NR/NR	260	182

Schedule of Investments

NACM Income & Growth Fund

March 31, 2009 (unaudited)

	Credit Rating (Moody’s/S&P)	Principal Amount (000s)	Value* (000s)
Nortel Networks Corp. (c),
2.125%, 4/15/14	NR/D	$165	$25

			383

Utilities—1.2%
JA Solar Holdings Co., Ltd.,
4.50%, 5/15/13	NR/NR	205	102
PG&E Corp.,
9.50%, 6/30/10	NR/NR	60	155

			257

Total Convertible Bonds (cost—$4,938)			4,345

CONVERTIBLE PREFERRED STOCK—10.4%

		Shares
Consumer Discretionary—0.7%
Stanley Works,
5.125%, 5/17/12	A2/A	210	109

Schedule of Investments

NACM Income & Growth Fund

March 31, 2009 (unaudited)

	Credit Rating (Moody’s/S&P)	Shares	Value* (000s)
United Rentals Trust I,
6.50%, 8/1/28	Caa1/B-	3,550	$39

			148

Consumer Staples—0.8%
Bunge Ltd.,
4.875%, 12/31/49	Ba1/BB	2,250	164

Financial Services—5.5%
Bank of America Corp.,
7.25%, 12/31/49	B3/BB-	265	113
10.00%, 5/11/09
(Johnson & Johnson) (f)(g)	NR/NR	2,920	148
Citigroup, Inc.,
6.50%, 12/31/49	Ca/C	5,500	150
Credit Suisse,
11.00%, 4/25/09
(Coca-Cola Co.) (f)	NR/NR	3,090	137
Eksportfinans A/S,
10.00%, 6/13/09
(Apple, Inc.) (f)	Aa1/NR	1,210	162
Lehman Brothers Holdings, Inc.,
6.00%, 10/12/10
(General Mills, Inc.) (c)(f)(g)	NR/NR	7,700	25
28.00%, 3/6/09
(Transocean, Inc.) (c)(f)(g)	NR/NR	1,350	18
Vale Capital Ltd.,
5.50%, 6/15/10	NR/NR
(Companhia Vale do Rio Doce) (f)		5,150	151
Wachovia Corp.,
14.10%, 4/1/09
(JPMorgan Chase Co.) (f)(g)	NR/NR	3,550	81
Wells Fargo & Co., Class A,
7.50%, 12/31/49	B2/A	330	158

			1,143

Healthcare & Hospitals—0.7%
Schering-Plough Corp.,
6.00%, 8/13/10	Baa3/BBB	720	151

Hotels/Gaming—0.2%
Felcor Lodging Trust, Inc., 1.95%, 12/31/49, Series A	B3/CCC-	10,100	40

Insurance—0.4%
XL Capital Ltd.,
10.75%, 8/15/11	Baa2/BBB-	6,500	80

Oil & Gas—0.7%
Chesapeake Energy Corp.,
5.00%, 12/31/49	NR/B	2,700	154

Telecommunications—0.7%
Crown Castle International Corp.,
6.25%, 8/15/12	NR/NR	3,150	139

Utilities—0.7%
AES Trust III,
6.75%, 10/15/29	B3/B	3,925	136

Total Convertible Preferred Stock (cost—$3,904)			2,155

		Principal Amount (000s)
U.S. TREASURY BOND—1.2%
12.50%, 8/15/14
(cost—$273)		$250	261

Total Investments before options written
(cost—$30,899)—105.1%			21,877

OPTIONS WRITTEN (e)—(0.4)%

		Contracts
Call Options—(0.4)%
Amphenol Corp. (CBOE),
strike price $35, expires 4/18/09		60	(1)
Bristol-Myers Squibb Co. (CBOE),
strike price $22.50, expires 4/18/09		50	(2)
Cisco Systems, Inc. (CBOE),
strike price $18, expires 4/18/09		70	(1)

Schedule of Investments

NACM Income & Growth Fund

March 31, 2009 (unaudited)

	Contracts	Value* (000s)
Coca-Cola Co. (CBOE),
strike price $47.50, expires 4/18/09	25	$— (h)
Diamond Offshore Drilling, Inc. (CBOE),
strike price $75, expires 4/18/09	10	— (h)
Edwards Lifesciences Corp. (CBOE),
strike price $65, expires 4/18/09	20	(1)
EMC Corp. (CBOE),
strike price $13, expires 4/18/09	80	(1)
Fluor Corp. (CBOE),
strike price $40, expires 4/18/09	25	(1)
Freeport-McMoRan Copper & Gold,
Inc. (CBOE),
strike price $45, expires 4/18/09	45	(2)
Gilead Sciences, Inc. (CBOE),
strike price $47.50, expires 4/18/09	21	(3)
Google, Inc. (CBOE),
strike price $380, expires 4/18/09	4	(2)

Schedule of Investments

NACM Income & Growth Fund

March 31, 2009 (unaudited)

	Contracts	Value* (000s)
Intel Corp. (CBOE),
strike price $17, expires 4/18/09	70	$(1)
International Business
Machines Corp. (CBOE),
strike price $105, expires 4/18/09	12	(1)
National-Oilwell Varco, Inc. (CBOE),
strike price $35, expires 4/18/09	20	— (h)
Occidental Petroleum Corp. (CBOE),
strike price $60, expires 4/18/09	20	(2)
Oracle Corp. (CBOE),
strike price $19, expires 4/18/09	65	(2)
Peabody Energy Corp. (CBOE),
strike price $35, expires 4/18/09	25	— (h)
Qualcomm, Inc. (CBOE),
strike price $42.50, expires 4/18/09	30	(1)
S&P 500 Index (CME),
strike price $850, expires 4/18/09	75	(53)
Target Corp. (CBOE),
strike price $36, expires 4/18/09	28	(3)

Total Options Written (premiums received—$86)		(77)

Total Investments net of options written
(cost—$30,813)—104.7%		21,800

Other liabilities in excess of other assets—(4.7)%		(989)

Net Assets—100.0%		$20,811

Notes to Schedule of Investments:

(a)	144A Security—Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.
(b)	When-issued or delayed-delivery security. To be settled/delivered after March 31, 2009.
(c)	In default.
(d)	All or partial amount segregated as collateral for options written.
(e)	Non-income producing.
(f)	Securities exchangeable or convertible into securities of an entity different than the issuer or structured by the issuer to provide exposure to securities of an entity different than the issuer. Such entity is identified in the parenthetical.
(g)	Fair valued.
(h)	Amount less than $500.

Glossary:

CBOE—Chicago Board Options Exchange

CME—Chicago Mercantile Exchange

FRN—Floating Rate Note. The interest rate disclosed reflects the rate in effect on March 31, 2009.

NR—Not Rated

REIT—Real Estate Investment Trust

VRN—Variable Rate Note. Instruments whose interest rates change on specified date (such as a coupon date or interest payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). The interest rate disclosed reflects the rate in effect on March 31, 2009.

Other Investments:

(1)	Transactions in options written for the nine months ended March 31, 2009:

	Contracts	Premiums
Options outstanding, June 30, 2008	317	$55
Options written	3,065	502
Options terminated in closing transactions	(650)	(114)
Options expired	(1,977)	(357)

Options outstanding, March 31, 2009	755	$86

Fair Value Measurements—Effective July 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of the fair value measurements. Under this standard, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy under SFAS 157 are described below:

•	Level 1—quoted prices in active markets for identical investments that the Fund has the ability to access

•

Level 2—valuations based on other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.), or quotes from inactive exchanges

•	Level 3—valuations based on significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The valuation techniques used by the Fund to measure fair value during the nine months ended March 31, 2009 maximized the use of observable inputs and minimized the use of unobservable inputs. The Fund utilized the following fair value technique on Level 3 investments: multi-dimensional relational pricing models.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used at March 31, 2009 in valuing the Fund’s investments carried at value (amounts in thousands):

	Investments in Securities
Valuation Inputs	Assets	Liabilities
Level 1—Quoted Prices	$11,129	$(77)
Level 2—Other Significant Observable Inputs	11,358	—
Level 3—Significant Unobservable Inputs	273	—

Total	$21,877	$(77)

A roll forward of fair value measurements using significant unobservable inputs (Level 3) at March 31, 2009, is as follows (amounts in thousands):

Investments in Securities
Beginning balance, 6/30/08	$—
Net purchase (sales)	(23)
Total realized gain (loss)	(2)
Total unrealized appreciation/depreciation	(364)
Transfers in and/or out of Level 3	661

Ending balance, 3/31/09	$272

Net change in unrealized appreciation/depreciation on investments held at March 31, 2009	$(364)

Disclosures about Derivative Instruments and Hedging Activities—Effective January 1, 2009, the Fund adopted FASB Statement of Financial Standards No. 161 “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”). This standard is an amendment to FASB Statement No. 133 (“FASB 133”), which expands the disclosure requirements of FAS 133 regarding an entity’s derivative instruments and hedging activities.

The following is a summary of the fair valuations of the derivative instruments held in the Fund categorized by risk exposure as of March 31, 2009 (amounts in thousands):

Derivatives Fair Value
Interest rate contracts	$—
Foreign exchange contracts	—
Credit contracts	—
Equity contracts	(77)
Other contracts	—

Total	$(77)

Schedule of Investments

NACM International Fund

March 31, 2009 (unaudited)

	Shares	Value* (000s)
COMMON STOCK—97.5%
Australia—9.8%
AGL Energy Ltd.	44,617	$463
Australia & New Zealand Banking Group Ltd.	38,054	416
BHP Billiton Ltd.	126,497	2,796
Commonwealth Bank of Australia	64,301	1,544
CSL Ltd.	98,043	2,215
Energy Resources of Australia Ltd.	38,137	567
Foster’s Group Ltd.	112,973	397
National Australia Bank Ltd.	42,810	598
Newcrest Mining Ltd.	43,450	1,000
QBE Insurance Group Ltd.	113,589	1,524
Westpac Capital Corp.	65,374	863
Woodside Petroleum Ltd.	26,060	694

		13,077

Belgium—0.1%
AGFA-Gevaert NV (b)	122,929	207

Bermuda—0.7%
Seadrill Ltd.	93,800	907

France—8.7%
Alstom S.A.	8,722	452
Credit Agricole S.A.	33,468	369
France Telecom S.A.	62,426	1,423
Gaz De France	21,323	731
Pernod-Ricard S.A.	8,708	485
Sanofi-Aventis S.A.	46,622	2,617
SCOR SE	33,562	690
Total S.A.	57,040	2,821
Unibail-Rodamco, REIT	7,880	1,115
Vinci S.A.	10,976	408
Vivendi Universal S.A.	17,393	460

		11,571

Germany—6.2%
Bayerische Motoren Werke AG	41,931	1,209
Bilfinger Berger AG	25,354	954
DaimlerChrysler AG	13,513	340
Deutsche Bank AG	25,802	1,034
Deutsche Lufthansa AG	29,504	320
Deutsche Telekom AG	70,820	877
E.ON AG	50,840	1,410
RWE AG	13,869	971
SAP AG	12,657	443
ThyssenKrupp AG	40,808	712

		8,270

Hong Kong—1.1%
Shun TAK Holdings Ltd.	1,086,000	339
Sun Hung Kai Properties Ltd.	76,000	684
Swire Pacific Ltd.	70,000	467

		1,490

Ireland—0.2%
Ryanair Holdings PLC (b)	83,543	320

Italy—1.8%
Enel SpA	81,623	392
Eni SpA	35,029	678
Finmeccanica SpA	66,349	826
Telecom Italia SpA	367,895	474

		2,370

Japan—22.0%
Alpen Co., Ltd.	20,700	347
Chugai Pharmaceutical Co., Ltd.	29,900	509
Cosmo Oil Co., Ltd.	140,000	426
Dena Co., Ltd.	102	335
East Japan Railway Co.	19,200	1,001
Electric Power Development Co., Ltd.	19,300	576
FamilyMart Co., Ltd.	12,600	384
Fast Retailing Co., Ltd.	12,100	1,385
Hitachi Ltd.	75,000	205
Idemitsu Kosan Co., Ltd.	6,100	461
KDDI Corp.	225	1,060
Konami Corp.	22,700	345
Marubeni Corp.	502,000	1,581
Meiji Seika Kaisha Ltd. (b)(c)	108,000	378

Schedule of Investments

NACM International Fund

March 31, 2009 (unaudited)

	Shares	Value* (000s)
Mitsubishi Heavy Industries Ltd.	448,000	$1,371
Mitsubishi UFJ Financial Group, Inc.	201,600	993
Mitsui Engineering & Shipbuilding Co., Ltd.	274,000	463
Mitsui OSK Lines Ltd.	101,000	500
Mitsui Sumitomo Insurance Group Holdings, Inc.	20,000	471
Mizuho Financial Group, Inc.	472,500	923
Nintendo Co., Ltd.	2,400	702
Nippon Mining Holdings, Inc.	418,000	1,676
Nippon Paper Group, Inc.	15,100	368
Nitori Co., Ltd.	5,800	325
NTT Data Corp.	215	589
OJI Paper Co., Ltd.	200,000	819
Osaka Gas Co., Ltd.	193,000	604
Rakuten, Inc.	1,139	548
Ricoh Co., Ltd.	41,000	496
Rinnai Corp.	13,200	463
Seven & I Holdings Co., Ltd.	34,600	764
Softbank Corp.	74,900	965
Sumitomo Osaka Cement Co., Ltd.	195,000	452
Sumitomo Trust & Banking Co., Ltd.	176,000	681
Taiheiyo Cement Corp.	271,000	399
Takeda Pharmaceutical Co., Ltd.	13,700	475
Tokyo Electric Power Co., Inc.	59,800	1,495
Tokyo Gas Co., Ltd.	189,000	663
Toyo Suisan Kaisha Ltd.	55,000	1,135
Toyota Motor Corp.	42,100	1,337
UNY Co., Ltd.	94,000	745

		29,415

Luxembourg—0.3%
Millicom International Cellular S.A.	10,775	403

Netherlands—1.8%
Koninklijke Ahold NV	98,131	1,075
Royal KPN NV	95,543	1,275

		2,350

Norway—1.5%
Tandberg ASA	76,400	1,123
TGS-NOPEC Geophysical Co. ASA (b)	68,600	533
Yara International ASA	15,000	328

		1,984

Papua New Guinea—0.3%
Lihir Gold Ltd. (b)	154,882	350

Singapore—1.0%
Golden Agri-Resources Ltd.	3,885,080	704
Wilmar International Ltd.	310,000	649

		1,353

Spain—6.0%
ACS Actividades Construcciones y Servicios S.A.	18,517	768
Banco Bilbao Vizcaya Argentaria S.A.	135,515	1,100
Banco Santander Central Hispano S.A.	333,686	2,301
Mapfre S.A.	692,849	1,517
Telefonica S.A.	116,405	2,321

		8,007

Sweden—4.5%
Boliden AB	289,500	1,489
Eniro AB	484,300	370
Hennes & Mauritz AB, Class B	21,625	811
Nordea Bank AB	146,600	729
Securitas AB, Ser. B	158,200	1,155
Skandinaviska Enskilda Banken AB, Class B	62,354	196
Telefonaktiebolaget LM Ericsson, Ser. B	133,045	1,076
Trelleborg AB	66,800	254

		6,080

Schedule of Investments

NACM International Fund

March 31, 2009 (unaudited)

	Shares	Value* (000s)
Switzerland—7.3%
Credit Suisse Group AG	14,962	$456
Nestle S.A.	76,436	2,582
Novartis AG	42,958	1,625
OC Oerlikon Corp. AG (b)	6,090	195
Roche Holdings AG	7,442	1,021
Swisscom AG	1,729	486
Syngenta AG	9,271	1,864
Zurich Financial Services AG	9,328	1,474

		9,703

United Kingdom—24.2%
Admiral Group PLC	27,302	334
AstraZeneca PLC	92,123	3,263
Autonomy Corp. PLC (b)	23,649	442
BAE Systems PLC	333,568	1,600
Barclays PLC	560,398	1,190
BG Group PLC	99,647	1,503
British American Tobacco PLC	97,464	2,251
Brixton PLC, REIT	323,600	82
Cable & Wireless PLC	325,200	650
Compass Group PLC	259,102	1,185
Cookson Group PLC	2,603,985	607
Diageo PLC	118,342	1,321
Experian Group Ltd.	123,709	774
GlaxoSmithKline PLC	211,758	3,298
Imperial Tobacco Group PLC	33,847	760
Man Group PLC	124,600	390
Pearson PLC	40,284	405
Prudential PLC	181,996	882
Reckitt Benckiser Group PLC	16,037	602
Rio Tinto PLC	22,679	762
Royal Dutch Shell PLC, Class B	150,356	3,271
RSA Insurance Group PLC	429,422	801
Standard Chartered PLC	48,000	583
Tullow Oil PLC	59,203	681
Unilever PLC	57,683	1,091
United Business Media Ltd.	112,730	688
Vodafone Group PLC	862,179	1,503
WPP PLC	250,900	1,411

		32,330

Total Common Stock (cost—$158,904)		130,187

RIGHTS (b)—0.1%
Sweden—0.1%
Nordea Bank AB (cost—$270)	1,612,600	184

	Principal Amount (000s)	Value* (000s)
Repurchase Agreement—1.8%
State Street Bank & Trust Co., dated 3/31/09, 0.10%, due 4/1/09, proceeds $2,358; collateralized by Fannie Mae, 6.625% due 11/15/30, valued at $2,407 including accrued interest (cost—$2,358)	$2,358	$2,358

Total Investments (cost—$161,532) (a)—99.4%		132,729

Other assets less liabilities—0.6%		789

Net Assets—100.0%		$133,518

Notes to Schedule of Investments

(amounts in thousands):

(a)	Securities with an aggregate value of $129,809 representing 97.22% of net assets, have been valued utilizing modeling tools provided by a third-party vendor.
(b)	Non-income producing.
(c)	Fair valued.

Glossary;

REIT—Real Estate Investment Trust

Schedule of Investments

NACM International Fund

March 31, 2009 (unaudited)

Fair Value Measurements—Effective July 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“SFAS 157”). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of the fair value measurements. Under this standard, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy under SFAS 157 are described below:

•	Level 1—quoted prices in active markets for identical investments that the Fund has the ability to access

•

Level 2—valuations based on other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.), or quotes from inactive exchanges

•	Level 3—valuations based on significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The valuation techniques used by the Fund to measure fair value during the nine months ended March 31, 2009 maximized the use of observable inputs and minimized the use of unobservable inputs. The Fund utilized the fair value technique on Level 3 investments: estimating the price that would have prevailed in a liquid market for international equities given information available at the time of evaluation.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used at March 31, 2009 in valuing the Fund’s investments carried at value (amounts in thousands):

Valuation Inputs	Investments in Securities
Level 1—Quoted Prices	$—
Level 2—Other Significant Observable Inputs	132,351
Level 3—Significant Unobservable Inputs	378

Total	$132,729

A roll forward of fair value measurements using significant unobservable inputs (Level 3) at March 31, 2009, is as follows (amounts in thousands):

Investments in Securities
Beginning balance, 6/30/08	$—
Net purchases (sales) and settlements	443
Total change in unrealized gain (loss)	(65)

Ending balance, 3/31/09	$378

Schedule of Investments

NACM Mid-Cap Growth Fund

March 31, 2009 (unaudited)	Shares	Value* (000s)
COMMON STOCK—97.9%
Aerospace—1.0%
Northrop Grumman Corp.	1,200	$52

Building—2.4%
D.R. Horton, Inc.	8,200	79
Pulte Homes, Inc.	3,800	42

		121

Capital Goods—4.4%
Flowserve Corp.	700	39
Fluor Corp.	2,600	90
Navistar International Corp. (a)	2,800	94

		223

Commercial Services—5.5%
H&R Block, Inc.	5,000	91
Monster Worldwide, Inc. (a)	4,800	39
Pharmaceutical Product Development, Inc.	1,100	26
Rollins, Inc.	3,450	59
Western Union Co.	5,400	68

		283

Consumer Discretionary—14.7%
Coach, Inc. (a)	5,400	90
GameStop Corp., Class A (a)	1,200	34
Kennametal, Inc.	2,600	42
Limited Brands, Inc.	6,700	58
MSC Industrial Direct Co., Class A	2,600	81
Panera Bread Co., Class A (a)	1,700	95
Ross Stores, Inc.	2,700	97
Safeway, Inc.	2,600	52
Starbucks Corp. (a)	10,400	116
SYSCO Corp.	3,700	84

		749

Consumer Services—3.4%
Apollo Group, Inc., Class A (a)	1,500	117
Career Education Corp. (a)	1,200	29
Owens-Illinois, Inc. (a)	1,800	26

		172

Energy—12.2%
AES Corp. (a)	5,600	33
Cameron International Corp. (a)	3,400	75
Dresser-Rand Group, Inc. (a)	3,400	75
Murphy Oil Corp.	2,700	121
Nisource, Inc.	4,600	45
Noble Corp.	3,200	77
SCANA Corp.	2,800	86
Superior Energy Services, Inc. (a)	1,800	23
Valero Energy Corp.	4,000	72
W&T Offshore, Inc.	2,300	14

		621

Financial Services—3.1%
Assurant, Inc.	1,500	33
Capital One Financial Corp.	1,500	18
Hudson City Bancorp, Inc.	4,100	48
Progressive Corp. (a)	4,300	58

		157

Healthcare—19.3%
AmerisourceBergen Corp.	900	29
Cigna Corp.	3,700	65
Community Health Systems, Inc. (a)	5,000	77
Express Scripts, Inc. (a)	2,100	97
Forest Laboratories, Inc. (a)	1,100	24
Herbalife Ltd.	3,000	45
Hill-Rom Holdings, Inc.	2,700	27
Hospira, Inc. (a)	2,100	65
Humana, Inc. (a)	1,600	42
Millipore Corp. (a)	1,500	86
Mylan Laboratories, Inc. (a)	1,800	24
Myriad Genetics, Inc. (a)	2,300	105
St. Jude Medical, Inc. (a)	1,300	47
STERIS Corp.	2,500	58
Vertex Pharmaceuticals, Inc. (a)	1,300	37
Warner Chilcott Ltd., Class A (a)	5,065	53
Watson Pharmaceuticals, Inc. (a)	3,400	106

		987

	Shares	Value* (000s)
Industrial—5.5%
Dover Corp.	4,100	$108
L-3 Communications Holdings, Inc.	1,600	108
Teleflex, Inc.	1,600	63

		279

Machinery—0.3%
Snap-On, Inc.	700	17

Materials—2.9%
Compass Minerals International, Inc.	800	45
Schnitzer Steel Industries, Inc., Class A	1,700	54
Steel Dynamics, Inc.	5,600	49

		148

Materials & Processing—1.1%
Centex Corp.	7,200	54

Semi-conductors—4.9%
Broadcom Corp., Class A (a)	1,500	30
Cypress Semiconductor Corp. (a)	7,300	50
Marvell Technology Group Ltd. (a)	12,100	111
Xilinx, Inc.	3,200	61

		252

Technology—17.2%
Avnet, Inc. (a)	2,500	44
Broadridge Financial Solutions, Inc.	3,800	71
CA, Inc.	1,800	32
Citrix Systems, Inc. (a)	2,700	61
Cognizant Technology Solutions Corp., Class A (a)	1,600	33
Compuware Corp. (a)	6,200	41
Dun & Bradstreet Corp.	1,400	108
Fiserv, Inc. (a)	2,300	84
Harris Corp.	1,800	52
Juniper Networks, Inc. (a)	1,700	26
NCR Corp. (a)	4,400	35
NeuStar, Inc., Class A (a)	1,700	28
Sohu.com, Inc. (a)	2,000	83
Sunpower Corp., Class A (a)	800	19
Teradata Corp. (a)	1,800	29
Western Digital Corp. (a)	6,800	131

		877

Total Investments (cost—$6,067)—97.9%		4,992

Other assets less liabilities—2.1%		107

Net Assets—100.0%		$5,099

Notes to Schedule of Investments:

(a)	Non-income producing.

Fair Value Measurements—Effective July 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“SFAS 157”). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of the fair value measurements. Under this standard, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy under SFAS 157 are described below:

•	Level 1—quoted prices in active markets for identical investments that the Fund has the ability to access.

•

Level 2—valuations based on other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.), or quotes from inactive exchanges.

•	Level 3—valuations based on significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The valuation techniques used by the Fund to measure fair value during the nine months ended March 31, 2009 maximized the use of observable inputs and minimized the use of unobservable inputs.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2009 in valuing the Fund’s investments carried at value (amounts in thousands):

Valuation Inputs	Investments in Securities
Level 1—Quoted Prices	$4,992
Level 2—Other Significant Observable Inputs	—
Level 3—Significant Unobservable Inputs	—

Total	$4,992

Schedule of Investments

NACM Pacific Rim Fund

March 31, 2009 (unaudited)

	Shares	Value* (000s)
COMMON STOCK—95.9%
Australia—14.6%
ABB Grain Ltd.	91,772	$382
Australia & New Zealand Banking Group Ltd.	137,611	1,504
BHP Billiton Ltd.	230,528	5,095
Cochlear Ltd.	62,287	2,172
CSL Ltd.	172,342	3,894
Incitec Pivot Ltd.	1,010,304	1,497
Lion Nathan Ltd.	81,248	455
Rio Tinto Ltd.	46,661	1,853
Westpac Capital Corp.	177,568	2,345
Woodside Petroleum Ltd.	42,198	1,124
Woolworths Ltd.	38,530	669

		20,990

Bermuda—0.5%
Huabao International Holdings Ltd.	950,000	781

Cayman Islands—0.5%
Tingyi Cayman Islands Holding Corp.	618,000	719

China—4.7%
Anhui Conch Cement Co., Ltd. (b)	216,000	1,198
China Life Insurance Co., Ltd.	341,000	1,122
China Railway Group Ltd. (b)	1,687,000	982
Hengan International Group Co., Ltd.	192,000	772
Shandong Weigao Group Medical Polymer Co., Ltd.	608,000	1,082
Tencent Holdings Ltd.	105,000	778
ZTE Corp.	192,800	787

		6,721

Hong Kong—5.6%
China Mobile Ltd.	44,500	388
Hong Kong Electric Holdings	847,000	5,065
Sun Hung Kai Properties Ltd.	291,000	2,617

		8,070

Japan—66.3%
Ariake Japan Co., Ltd.	33,300	443
Astellas Pharma, Inc.	104,400	3,231
Benesse Corp.	9,900	365
Bridgestone Corp.	58,000	841
Canon, Inc.	29,600	863
Capcom Co., Ltd.	47,400	854
Daiichi Sankyo Co., Ltd.	125,300	2,107
Daiseki Co., Ltd.	24,800	424
East Japan Railway Co.	38,500	2,007
EPS Co., Ltd.	317	1,209
Hitachi Construction Machinery Co., Ltd.	62,200	821
Honda Motor Co., Ltd.	64,200	1,528
Japan Steel Works Ltd.	244,000	2,326
Japan Tobacco, Inc.	1,286	3,438
KDDI Corp.	350	1,648
Kirin Brewery Co., Ltd.	132,000	1,410
Marubeni Corp.	879,000	2,768
Mitsubishi Corp.	137,500	1,823
Mitsubishi Electric Corp.	398,000	1,809
Mitsubishi UFJ Financial Group, Inc.	974,500	4,801
Mitsui & Co., Ltd.	129,000	1,314
Mitsui Fudosan Co., Ltd.	97,000	1,064
Mitsui Sumitomo Insurance Group Holdings, Inc.	46,700	1,100
Mizuho Financial Group, Inc.	654,000	1,277
Nikon Corp.	79,000	899
Nintendo Co., Ltd.	17,300	5,061
Nippon Building Fund, Inc., REIT	76	657
Nippon Telegraph & Telephone Corp.	103,500	3,950
Nitori Co., Ltd.	43,450	2,432
Nomura Holdings, Inc.	258,900	1,313
Osaka Gas Co., Ltd.	412,000	1,290
Panasonic Corp.	95,000	1,049
Sankyo Co., Ltd.	26,100	1,141
Secom Co., Ltd.	28,800	1,066
Seven & I Holdings Co., Ltd.	67,200	1,484
Shinko Securities Co., Ltd.	585,000	1,155
Softbank Corp.	97,500	1,256
Sumitomo Corp.	284,500	2,472
Sumitomo Metal Industries Ltd.	557,000	1,130
Sumitomo Mitsui Financial Group, Inc.	128,000	4,507

	Shares	Value* (000s)
Suzuki Motor Corp.	45,000	$757
T&D Holdings, Inc.	27,900	679
Takeda Pharmaceutical Co., Ltd.	18,700	649
Tokai Tokyo Securities Co., Ltd.	481,000	870
Tokio Marine Holdings, Inc.	27,300	672
Tokyo Electric Power Co., Inc.	169,500	4,236
Toshiba Plant Systems & Services Corp.	37,000	315
Towa Pharmaceutical Co., Ltd. (d)	116,600	4,885
Toyo Suisan Kaisha Ltd.	22,000	454
Toyo Tanso Co., Ltd. (d)	46,000	1,739
Toyota Motor Corp.	83,400	2,649
Toyota Motor Corp. ADR	23,300	1,475
Unicharm Corp.	25,200	1,532
Unicharm Petcare Corp.	20,500	520
West Japan Railway Co.	619	1,963
Yakult Honsha Co., Ltd.	78,800	1,410
Yamada Denki Co., Ltd.	6,650	262

		95,400

Singapore—0.5%
DBS Group Holdings Ltd.	117,224	654

South Korea—0.5%
NHN Corp. (b)	6,620	729

Taiwan—1.5%
Ardentec Corp.	35,359	16
Taiwan Semi-conductor Manufacturing Co., Ltd. ADR	236,486	2,116

		2,132

United Kingdom—1.2%
HSBC Holdings PLC	135,200	746
Standard Chartered PLC	81,500	990

		1,736

Total Common Stock (cost—$205,394)		137,932

RIGHTS—0.1%
United Kingdom—0.1%
HSBC Holdings PLC (b) (cost—$0)	56,333	106

SHORT-TERM INVESTMENTS—1.9%
Collateral Invested for Securities on Loan (c)—0.3%
BlackRock Liquidity Funds FedFund Portfolio (cost—$470)	469,653	470

	Principal Amount (000s)
Repurchase Agreement—1.6%
State Street Bank & Trust Co., dated 3/31/09, 0.10%, due 4/1/09, proceeds $2,310; collateralized by Fannie Mae, 4.50% due 4/29/13, valued at $2,359 including accrued interest (cost—$2,310)	$2,310	2,310

Total Short-Term Investments (cost—$2,780)		2,780

Total Investments (cost—$208,174) (a)—97.9%		140,818

Other assets less liabilities—2.1%		3,020

Net Assets—100.0%		$143,838

Notes to Schedule of Investments

(amounts in thousands):

(a)	Securities with an aggregate value of $134,341 representing 93.4% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(b)	Non-income producing.
(c)	Security purchased with cash proceeds from securities on loan.
(d)	All or portion of securities on loan with an aggregate market value of $456, cash collateral of $470 was received with which the Fund purchased short-term investments.

Glossary:

ADR—American Depositary Receipt

REIT—Real Estate Investment Trust

Fair Value Measurements—Effective July 1, 2008, the Fund adopted Financial Accounting Statement Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“SFAS 157”). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of the fair value measurements. Under this standard, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy under SFAS 157 are described below:

•	Level 1—quoted prices in active markets for identical investments that the Fund has the ability to access

•

Level 2—valuations based on other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.), or quotes from inactive exchanges

•	Level 3—valuations based on significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The valuation techniques used by the Fund to measure fair value during the nine months ended March 31, 2009 maximized the use of observable inputs and minimized the use of unobservable inputs.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used at March 31, 2009 in valuing the Fund’s investments carried at value (amounts in thousands):

Valuation Inputs	Investments in Securities
Level 1—Quoted Prices	$4,167
Level 2—Other Significant Observable Inputs	136,651
Level 3—Significant Unobservable Inputs	—

Total	$140,818

Schedule of Investments

NFJ All-Cap Value Fund

March 31, 2009 (unaudited)

	Shares	Value* (000s)
COMMON STOCK—93.6%

Aerospace & Defense—2.4%
Northrop Grumman Corp.	7,600	$332

Automobiles—2.8%
Harley-Davidson, Inc.	29,400	394

Commercial Banks—2.6%
PNC Financial Services Group, Inc.	12,400	363

Commercial Services & Supplies—1.6%
RR Donnelley & Sons Co.	31,100	228

Diversified Telecommunication Services—4.8%
CenturyTel, Inc.	12,000	337
Windstream Corp.	42,300	341

		678

Electrical Equipment—2.6%
Regal-Beloit Corp.	11,900	365

Energy Equipment & Services—2.5%
Tidewater, Inc.	9,400	349

Food & Drug Retailing—2.0%
SUPERVALU, Inc.	19,700	281

Food Products—2.2%
Corn Products International, Inc.	14,400	305

Gas Utilities—5.1%
Atmos Energy Corp.	14,600	337
UGI Corp.	15,800	373

		710

Health Care Providers & Services—2.3%
Cardinal Health, Inc.	10,100	318

Household Durables—1.8%
Whirlpool Corp.	8,700	257

Household Products—2.1%
Kimberly-Clark Corp.	6,500	300

Industrial Conglomerates—4.5%
3M Co.	7,400	368
General Electric Co.	26,400	267

		635

Insurance—10.4%
Allstate Corp.	14,500	278
Lincoln National Corp.	22,300	149
Reinsurance Group of America, Inc.	10,200	330
RenaissanceRe Holdings Ltd.	7,900	391
Unum Group	24,400	305

		1,453

Machinery—2.4%
Crane Co.	20,000	338

Media—1.7%
CBS Corp.	61,300	235

Multi-Utilities—2.7%
Nisource, Inc.	38,300	375

Office Electronics—1.7%
Xerox Corp.	51,100	232

Oil, Gas & Consumable Fuels—15.6%
Apache Corp.	5,600	359
Chevron Corp.	4,800	323
Cimarex Energy Co.	16,300	299
ConocoPhillips	8,400	329
Energy Coal Resources, Inc. (a)(b)(c)	26,000	82
Nexen, Inc.	25,400	431
Royal Dutch Shell PLC ADR	8,100	359

		2,182

Pharmaceuticals—6.7%
Biovail Corp.	26,500	290
GlaxoSmithKline PLC ADR	11,000	342
Pfizer, Inc.	22,100	301

		933

Professional Services—2.9%
Manpower, Inc.	12,900	407

Real Estate Investment Trusts (REITs)—5.0%
Annaly Capital Management, Inc.	24,600	341
Hospitality Properties Trust	30,200	363

		704

Software—2.8%
Microsoft Corp.	21,600	397

Textiles, Apparel & Luxury Goods—2.4%
V.F. Corp.	5,900	337

Total Common Stock (cost—$21,759)		13,108

PREFERRED STOCK—0.7%
Oil, Gas & Consumable Fuels—0.7%
Energy Coal Resources, Inc., 8.00%, Ser. A (a)(c) (cost—$98)	3,970	100

Schedule of Investments

NFJ All-Cap Value Fund

March 31, 2009 (unaudited)

	Principal Amount (000s)	Value* (000s)
Repurchase Agreement—5.0%
State Street Bank & Trust Co., dated 3/31/09, 0.10%, due 4/1/09, proceeds $695; collateralized by U.S. Treasury Bills, 0.141% due 5/21/09, valued at $710 including accrued interest (cost—$695)	$695	$695

Total Investments (cost—$22,552)—99.3%		13,903

Other assets less liabilities—0.7%		91

Net Assets—100.0%		$13,994

Notes to Schedule of Investments:

(a)	144A Security—Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.
(b)	Non-income producing.
(c)	Fair valued.

Glossary:

ADR—American Depositary Receipt

REIT—Real Estate Investment Trust

Fair Value Measurements—Effective July 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of the fair value measurements. Under this standard, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy under SFAS 157 are described below:

•	Level 1—quoted prices in active markets for identical investments that the Fund has the ability to access

•

Level 2—valuations based on other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.), or quotes from inactive exchanges

•	Level 3—valuations based on significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The valuation techniques used by the Fund to measure fair value during the nine months ended March 31, 2009 maximized the use of observable inputs and minimized the use of unobservable inputs. The Fund utilized the following fair value techniques on Level 3 investments: multi-dimensional relational pricing model and option adjusted spread pricing.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used at March 31, 2009 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities
Level 1—Quoted Prices	$13,026
Level 2—Other Significant Observable Inputs	695
Level 3—Significant Unobservable Inputs	182

Total	$13,903

A roll forward of fair value measurements using significant unobservable inputs (Level 3) at March 31, 2009, is as follows:

Investments in Securities
Beginning balance, 6/30/08	$407
Net purchases (sales) and settlements	97
Total unrealized gain (loss)	(322)

Ending balance, 3/31/09	$182

Schedule of Investments

NFJ Dividend Value Fund

March 31, 2009 (unaudited)

	Shares	Value* (000s)
COMMON STOCK—97.8%
Aerospace & Defense—3.8%
Boeing Co.	5,644,800	$200,842

Commercial Banks—1.9%
PNC Financial Services Group, Inc.	3,508,900	102,776

Commercial Services & Supplies—2.4%
RR Donnelley & Sons Co.	4,500,000	32,985
Waste Management, Inc.	3,765,000	96,384

		129,369

Communications Equipment—1.5%
Harris Corp.	2,771,900	80,219

Computers & Peripherals—0.2%
International Business Machines Corp.	117,500	11,384

Diversified Financial Services—2.3%
JPMorgan Chase & Co.	4,500,000	119,610

Diversified Telecommunication Services—8.1%
AT&T, Inc.	4,776,100	120,358
Embarq Corp.	2,064,400	78,137
Verizon Communications, Inc.	3,998,500	120,755
Windstream Corp.	13,500,000	108,810

		428,060

Electric Utilities—1.9%
Edison International	3,481,400	100,299

Energy Equipment & Services—4.6%
Diamond Offshore Drilling, Inc.	2,000,000	125,720
Halliburton Co.	7,800,000	120,666

		246,386

Food & Drug Retailing—1.5%
SUPERVALU, Inc.	5,691,200	81,270

Food Products—1.8%
Kraft Foods, Inc.	4,209,800	93,836

Health Care Equipment & Supplies—1.7%
Medtronic, Inc.	3,019,600	88,988

Health Care Providers & Services—1.8%
Cardinal Health, Inc.	2,947,800	92,797

Household Durables—3.3%
Black & Decker Corp.	3,000,000	94,680
Whirlpool Corp.	2,766,200	81,852

		176,532

Household Products—1.9%
Kimberly-Clark Corp.	2,200,000	101,442

Industrial Conglomerates—4.0%
3M Co.	2,500,000	124,300
General Electric Co.	8,500,000	85,935

		210,235

Insurance—5.8%
Lincoln National Corp.	11,619,500	77,735
The Allstate Corp.	4,631,600	88,695
The Travelers Cos., Inc.	3,500,000	142,240

		308,670

Leisure Equipment & Products—1.7%
Mattel, Inc.	7,700,000	88,781

Machinery—1.8%
Caterpillar, Inc.	3,432,500	95,973

Multi-Utilities—1.6%
Ameren Corp.	3,700,000	85,803

Office Electronics—1.3%
Xerox Corp.	15,000,000	68,250

Oil, Gas & Consumable Fuels—15.3%
Chevron Corp.	2,000,000	134,480
ConocoPhillips	2,652,500	103,872
EnCana Corp.	2,970,000	120,612
Marathon Oil Corp.	5,000,000	131,450
Occidental Petroleum Corp.	726,800	40,446
Royal Dutch Shell PLC ADR	3,000,000	132,900
Total S.A. ADR	3,000,000	147,180

		810,940

Pharmaceuticals—7.4%
GlaxoSmithKline PLC ADR	6,230,200	193,572
Pfizer, Inc.	14,500,000	197,490

		391,062

Real Estate Investment Trusts (REIT)—3.8%
Annaly Capital Management, Inc.	14,563,600	201,997

Road & Rail—1.2%
Norfolk Southern Corp.	1,918,900	64,763

Software—2.6%
Microsoft Corp.	7,500,000	137,775

Specialty Retail—2.4%
Home Depot, Inc.	5,400,000	127,224

Schedule of Investments

NFJ Dividend Value Fund

March 31, 2009 (unaudited)

	Shares	Value* (000s)
Textiles, Apparel & Luxury Goods—2.4%
V.F. Corp.	2,200,000	$125,642

Thrifts & Mortgage Finance—1.9%
New York Community Bancorp, Inc.	8,960,800	100,092

Tobacco—5.9%
Altria Group, Inc.	12,215,000	195,684
Reynolds American, Inc.	3,300,000	118,272

		313,956

Total Common Stock (cost—$8,077,122)		5,184,973

	Principal Amount (000s)
Repurchase Agreement—0.3%
State Street Bank & Trust Co., dated 3/31/09, 0.10%, due 4/1/09, proceeds $13,253; collateralized by Fannie Mae, 4.50% - 6.625% due 4/29/13 - 11/15/30, valued at $13,521 including accrued interest (cost—$13,253)	$13,253	13,253

Total Investments (cost—$8,090,375)—98.1%		5,198,226

Other assets less liabilities—1.9%		101,762

Net Assets—100.0%		$5,299,988

Glossary:

ADR—American Depositary Receipt

REIT—Real Estate Investment Trust

Fair Value Measurements—Effective July 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of the fair value measurements. Under this standard, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy under SFAS 157 are described below:

•	Level 1—quoted prices in active markets for identical investments that the Fund has the ability to access

•

Level 2—valuations based on other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.), or quotes from inactive exchanges

•	Level 3—valuations based on significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The valuation techniques used by the Fund to measure fair value during the nine months ended March 31, 2009 maximized the use of observable inputs and minimized the use of unobservable inputs.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used at March 31, 2009 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities
Level 1—Quoted Prices	$5,184,973
Level 2—Other Significant Observable Inputs	13,253
Level 3—Significant Unobservable Inputs	—

Total	$5,198,226

A roll forward of fair value measurements using significant unobservable inputs (Level 3) at March 31, 2009, is as follows:

Investments in Securities
Beginning balance, 6/30/08	$117,850
Net purchases (sales) and settlements	(117,850)

Ending balance, 3/31/09	$—

Schedule of Investments

NFJ International Value Fund

March 31, 2009 (unaudited)

	Shares	Value* (000s)
COMMON STOCK—97.2%
Belgium—2.8%
Delhaize Group	375,000	$24,300

Bermuda—9.5%
Accenture Ltd.	218,700	6,012
Axis Capital Holding Ltd.	671,800	15,143
Covidien Ltd.	397,800	13,223
Ingersoll-Rand Co., Ltd.	1,656,400	22,858
RenaissanceRe Holdings Ltd.	500,000	24,720

		81,956

Brazil—11.4%
Cia de Saneamento Basico do Estado DE SA	1,650,000	35,228
Cia Paranaense de Energia ADR	1,950,000	20,338
Petroleo Brasileiro S.A. ADR	771,000	23,492
Tele Norte Leste Participacoes S.A. ADR	1,200,000	16,608
Votorantim Celulose e Papel S.A. ADR (a)	416,900	1,826

		97,492

Canada—15.8%
Agrium, Inc.	450,000	16,105
Canadian Pacific Railway Ltd.	600,000	17,778
Magna International Inc.	310,300	8,301
Nexen, Inc.	1,433,000	24,304
Petro-Canada	1,250,000	33,225
The Toronto-Dominion Bank	486,500	16,823
TransCanada Corp.	800,000	18,920

		135,456

Colombia—1.8%
BanColombia S.A. ADR	800,000	15,576

Finland—0.8%
Nokia OYJ	575,000	6,710

France—5.0%
AXA S.A. ADR	1,400,000	16,772
France Telecom S.A. ADR	1,150,000	26,059

		42,831

Germany—5.8%
BASF SE ADR	470,000	14,334
Deutsche Bank AG	650,000	26,422
SAP AG ADR	256,100	9,038

		49,794

Israel—1.0%
Teva Pharmaceutical Industries Ltd. ADR	200,000	9,010

Japan—6.1%
Canon, Inc. ADR	550,000	15,966
Mitsui & Co., Ltd. ADR	141,600	28,656
Sony Corp. ADR	382,600	7,893

		52,515

Korea (Republic of)—3.5%
POSCO ADR	176,400	11,789
SK Telecom Co., Ltd. ADR	1,150,000	17,768

		29,557

Luxembourg—2.4%
Tenaris S.A. ADR	881,000	17,770
Ternium S.A. ADR	350,000	2,397

		20,167

Marshall Islands—1.0%
Teekay Shipping Corp.	600,000	8,538

Mexico—4.3%
Cemex SAB DE CV (a)	1,953,300	12,208
Coca-Cola Femsa SAB DE CV	734,200	25,007

		37,215

Netherlands—2.6%
Aegon NV	1,200,000	4,608
Royal Dutch Shell PLC ADR	400,000	17,720

		22,328

Norway—3.7%
Statoil ASA	1,800,000	31,392

South Africa—3.7%
Sasol Ltd. ADR	1,100,000	31,845

Taiwan—2.0%
Siliconware Precision Industries Co. ADR	3,000,000	17,400

United Kingdom—14.0%
AstraZeneca PLC ADR	700,000	24,815
British American Tobacco PLC ADR	300,000	13,800
Diageo PLC ADR	316,000	14,141
GlaxoSmithKline PLC ADR	500,000	15,535
HSBC Holdings PLC ADR	675,000	19,049
Pearson PLC ADR	800,000	8,008
Unilever PLC ADR	900,000	17,037
United Utilities Group PLC ADR	550,000	7,623

		120,008

Total Common Stock (cost—$1,276,530)		834,090

Schedule of Investments

NFJ International Value Fund

March 31, 2009 (unaudited)

	Shares	Value* (000s)
RIGHTS—0.3%
United States—0.3%
HSBC Holdings PLC (a)(c) (cost—$0)	281,249	$2,846

SHORT-TERM INVESTMENTS—1.5%
Collateral Invested for Securities on Loan (b)—0.0%
BlackRock Liquidity Funds FedFund Portfolio	210,419	210

	Principal Amount (000s)
Repurchase Agreement—1.5%
State Street Bank & Trust Co., dated 3/31/09, 0.10%, due 4/1/09, proceeds $12,363; collateralized by Fannie Mae, 4.50% due 4/29/13, valued at $12,612 including accrued interest (cost—$12,363)	$12,363	12,363

Total Short-Term Investments (cost—$12,573)		12,573

Total Investments (cost—$1,289,103)—99.0%		849,509

Other assets less liabilities—1.0%		8,701

Net Assets—100.0%		$858,210

Notes to Schedule of Investments

(amounts in thousands):

(a)	Non-income producing.
(b)	Security purchased with cash proceeds from security on loan.
(c)	All or portion of security on loan with an aggregate market value of $211; cash collateral of $210 was received with which the Fund purchased short-term investments.

Glossary:

ADR—American Depositary Receipt

Fair Value Measurements—Effective July 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of the fair value measurements. Under this standard, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy under SFAS 157 are described below:

•	Level 1—quoted prices in active markets for identical investments that the Fund has the ability to access

•

Level 2—valuations based on other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.), or quotes from inactive exchanges

•	Level 3—valuations based on significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The valuation techniques used by the Fund to measure fair value during the nine months ended March 31, 2009 maximized the use of observable inputs and minimized the use of unobservable inputs.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used at March 31, 2009 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities
Level 1—Quoted Prices	$814,979
Level 2—Other Significant Observable Inputs	34,530
Level 3—Significant Unobservable Inputs	—

Total	$849,509

Schedule of Investments

NFJ Large-Cap Value Fund

March 31, 2009 (unaudited)

	Shares	Value* (000s)
COMMON STOCK—97.8%
Aerospace & Defense—3.1%
Northrop Grumman Corp.	614,600	$26,821

Air Freight & Couriers—1.0%
FedEx Corp.	198,600	8,836

Auto Components—0.8%
Johnson Controls, Inc.	570,800	6,850

Automobiles—0.8%
Harley-Davidson, Inc.	550,600	7,372

Beverages—0.9%
Molson Coors Brewing Co.	241,200	8,268

Chemicals—1.0%
PPG Industries, Inc.	238,000	8,782

Commercial Banks—1.9%
PNC Financial Services Group, Inc.	563,100	16,493

Commercial Services & Supplies—2.1%
Waste Management, Inc.	702,800	17,992

Computers & Peripherals—2.2%
Hewlett-Packard Co.	310,800	9,964
International Business Machines Corp.	99,200	9,611

		19,575

Diversified Financial Services—2.2%
JPMorgan Chase & Co.	717,600	19,074

Diversified Telecommunication Services—7.1%
AT&T, Inc.	1,399,800	35,275
Verizon Communications, Inc.	896,700	27,080

		62,355

Electric Utilities—3.2%
Edison International	961,900	27,712

Electrical Equipment—1.0%
Emerson Electric Co.	310,400	8,871

Energy Equipment & Services—3.9%
Diamond Offshore Drilling, Inc.	274,700	17,268
Halliburton Co.	1,116,000	17,264

		34,532

Food & Drug Retailing—4.0%
CVS Caremark Corp.	370,600	10,188
Safeway, Inc.	1,230,400	24,842

		35,030

Health Care Equipment & Supplies—1.2%
Medtronic, Inc.	346,100	10,200

Health Care Providers & Services—2.1%
Cardinal Health, Inc.	595,200	18,737

Household Durables—0.8%
Fortune Brands, Inc.	275,200	6,756

Household Products—1.9%
Kimberly-Clark Corp.	365,400	16,849

Industrial Conglomerates—1.9%
3M Co.	206,200	10,252
General Electric Co.	644,300	6,514

		16,766

Insurance—10.2%
MetLife, Inc.	1,032,900	23,519
Prudential Financial, Inc.	744,300	14,156
The Allstate Corp.	1,221,600	23,394
The Travelers Cos., Inc.	692,300	28,135

		89,204

Machinery—1.9%
Caterpillar, Inc.	592,300	16,561

Media—3.3%
CBS Corp.	2,726,600	10,470
Time Warner Cable, Inc.	179,754	4,458
Time Warner, Inc.	716,133	13,821

		28,749

Metals & Mining—1.0%
Nucor Corp.	229,500	8,760

Multi-Utilities—1.2%
Dominion Resources, Inc.	335,000	10,382

Office Electronics—1.5%
Xerox Corp.	2,845,800	12,948

Oil, Gas & Consumable Fuels—15.5%
Apache Corp.	415,900	26,655
Chevron Corp.	510,600	34,333
ConocoPhillips	805,500	31,543
Marathon Oil Corp.	1,028,700	27,045
XTO Energy, Inc.	509,500	15,601

		135,177

Pharmaceuticals—10.9%
Eli Lilly & Co.	784,000	26,194
Johnson & Johnson	339,900	17,879
Pfizer, Inc.	1,837,400	25,025
Wyeth	599,400	25,798

		94,896

Schedule of Investments

NFJ Large-Cap Value Fund

March 31, 2009 (unaudited)

	Shares	Value* (000s)
Real Estate Investment Trusts (REITs)—2.7%
Annaly Capital Management, Inc.	1,187,700	$16,473
Simon Property Group, Inc.	209,338	7,252

		23,725

Road & Rail—1.2%
Burlington Northern Santa Fe Corp.	167,300	10,063

Software—2.1%
Microsoft Corp.	1,015,600	18,657

Specialty Retail—1.1%
Home Depot, Inc.	426,300	10,044

Tobacco—2.1%
Altria Group, Inc.	1,132,400	18,141

Total Investments (cost—$1,333,775)—97.8%		855,178

Other assets less liabilities—2.2%		19,093

Net Assets—100.0%		$874,271

Glossary:

REIT—Real Estate Investment Trust

Fair Value Measurements—Effective July 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of the fair value measurements. Under this standard, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy under SFAS 157 are described below:

•	Level 1—quoted prices in active markets for identical investments that the Fund has the ability to access

•

Level 2—valuations based on other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.), or quotes from inactive exchanges

•	Level 3—valuations based on significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The valuation techniques used by the Fund to measure fair value during the nine months ended March 31, 2009 maximized the use of observable inputs and minimized the use of unobservable inputs.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used at March 31, 2009 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities
Level 1—Quoted Prices	$855,178
Level 2—Other Significant Observable Inputs	—
Level 3—Significant Unobservable Inputs	—

Total	$855,178

Schedule of Investments

NFJ Mid-Cap Value Fund

March 31, 2009 (unaudited)

	Shares	Value* (000s)
COMMON STOCK—97.2%
Automobiles—2.6%
Harley-Davidson, Inc.	12,000	$161

Beverages—2.3%
PepsiAmericas, Inc.	8,300	143

Chemicals—2.7%
PPG Industries, Inc.	4,600	170

Commercial Banks—2.8%
Associated Banc-Corp.	11,400	176

Commercial Services & Supplies—4.9%
Avery Dennison Corp.	7,200	161
RR Donnelley & Sons Co.	19,800	145

		306

Containers & Packaging—2.5%
Sonoco Products Co.	7,500	157

Diversified Telecommunication Services—4.8%
CenturyTel, Inc.	5,400	152
Windstream Corp.	18,100	146

		298

Electric Utilities—2.4%
Edison International	5,100	147

Electronic Equipment & Instruments—2.6%
Jabil Circuit, Inc.	29,800	166

Energy Equipment & Services—2.4%
Tidewater, Inc.	4,100	152

Food & Drug Retailing—2.2%
SUPERVALU, Inc.	9,700	139

Food Products—2.4%
Corn Products International, Inc.	7,000	148

Gas Utilities—2.4%
Atmos Energy Corp.	6,400	148

Household Durables—5.2%
Black & Decker Corp.	5,600	177
Whirlpool Corp.	4,900	145

		322

Insurance—12.0%
Lincoln National Corp.	13,200	89
Mercury General Corp.	5,900	175
Reinsurance Group of America, Inc.	5,100	165
RenaissanceRe Holdings Ltd.	3,100	153
Unum Group	13,100	164

		746

Leisure Equipment & Products—2.5%
Mattel, Inc.	13,800	159

Machinery—4.9%
Ingersoll-Rand Co., Ltd., Class A	10,800	149
Parker Hannifin Corp.	4,650	158

		307

Metals & Mining—1.0%
U.S. Steel Corp.	3,100	66

Multi-Utilities—5.1%
Nisource, Inc.	16,100	158
SCANA Corp.	5,300	163

		321

Office Electronics—2.2%
Xerox Corp.	29,700	135

Oil, Gas & Consumable Fuels—4.7%
Cimarex Energy Co.	7,900	145
Nexen, Inc.	8,800	149

		294

Pharmaceuticals—2.4%
Biovail Corp.	13,700	150

Professional Services—2.6%
Manpower, Inc.	5,100	161

Real Estate Investment Trusts (REITs)—7.3%
Annaly Capital Management, Inc.	11,200	155
Duke Realty Corp.	22,300	123
Hospitality Properties Trust	14,600	175

		453

Road & Rail—2.9%
Ryder System, Inc.	6,300	178

Specialty Retail—2.6%
Limited Brands, Inc.	18,600	162

Textiles, Apparel & Luxury Goods—2.4%
V.F. Corp.	2,600	148

Tobacco—2.4%
Reynolds American, Inc.	4,100	147

Total Investments (cost—$10,118)—97.2%		6,060

Other assets less liabilities—2.8%		173

Net Assets—100.0%		$6,233

Glossary:

REIT—Real Estate Investment Trust

Fair Value Measurements—Effective July 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of the fair value measurements. Under this standard, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy under SFAS 157 are described below:

•	Level 1—quoted prices in active markets for identical investments that the Fund has the ability to access

•

Level 2—valuations based on other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.), or quotes from inactive exchanges

•	Level 3—valuations based on significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The valuation techniques used by the Fund to measure fair value during the nine months ended March 31, 2009 maximized the use of observable inputs and minimized the use of unobservable inputs.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used at March 31, 2009 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities
Level 1—Quoted Prices	$6,060
Level 2—Other Significant Observable Inputs	—
Level 3—Significant Unobservable Inputs	—

Total	$6,060

Schedule of Investments

NFJ Small-Cap Value Fund

March 31, 2009 (unaudited)

	Shares	Value* (000s)
COMMON STOCK—91.2%
Aerospace & Defense—1.4%
Curtiss-Wright Corp.	1,412,700	$39,626
Triumph Group, Inc.	399,800	15,272

		54,898

Air Freight & Logistics—0.1%
Pacer International, Inc.	1,337,500	4,681

Airlines—0.6%
Skywest, Inc.	1,918,800	23,870

Beverages—1.0%
PepsiAmericas, Inc.	2,351,400	40,562

Building Products—1.1%
Lennox International, Inc.	1,419,500	37,560
Quanex Building Products Corp.	1,014,200	7,708

		45,268

Capital Markets—1.1%
Federated Investors, Inc.	1,921,300	42,768

Chemicals—6.4%
Cytec Industries, Inc.	502,700	7,551
Innophos Holdings, Inc.	543,300	6,128
Lubrizol Corp.	1,202,200	40,887
Methanex Corp.	1,923,200	15,020
Olin Corp.	3,293,300	46,995
RPM International, Inc.	3,376,600	42,984
Sensient Technologies Corp.	1,674,700	39,356
Terra Industries, Inc.	2,013,400	56,556

		255,477

Commercial Banks—3.6%
Bank of Hawaii Corp.	1,238,900	40,859
Cullen/Frost Bankers, Inc.	946,300	44,419
Fulton Financial Corp.	2,776,300	18,407
International Bancshares Corp.	1,448,200	11,296
National Penn Bancshares, Inc.	1,753,739	14,556
Susquehanna Bancshares, Inc.	1,445,900	13,490

		143,027

Commercial Services & Supplies—1.5%
Brink’s Co.	1,506,600	39,865
Ennis, Inc.	273,300	2,421
Schawk, Inc.	567,900	3,430
Steelcase, Inc.	2,982,200	14,941

		60,657

Computers & Peripherals—1.1%
Diebold, Inc.	1,707,800	36,461
Imation Corp.	1,020,600	7,808

		44,269

Construction & Engineering—2.1%
Granite Construction, Inc.	1,142,300	42,813
KBR, Inc.	2,873,700	39,686

		82,499

Consumer Finance—0.1%
Advance America, Cash Advance Centers, Inc.	2,230,900	3,770

Containers & Packaging—2.0%
Bemis Co., Inc.	1,938,600	40,653
Sonoco Products Co.	1,899,300	39,847

		80,500

Diversified Telecommunication Services—0.3%
Iowa Telecommunications Services, Inc.	978,200	11,210

Electric Utilities—2.0%
Cleco Corp.	1,868,500	40,528
Westar Energy, Inc.	2,299,000	40,301

		80,829

Electrical Equipment—2.5%
Acuity Brands, Inc.	1,694,000	38,183
Belden, Inc.	1,881,400	23,536
Regal-Beloit Corp.	1,254,500	38,438

		100,157

Electronic Equipment & Instruments—1.2%
Jabil Circuit, Inc.	4,773,700	26,542
MTS Systems Corp.	473,200	10,765
Park Electrochemical Corp.	661,500	11,431

		48,738

Energy Equipment & Services—1.6%
CARBO Ceramics, Inc.	168,600	4,795
Lufkin Industries, Inc.	628,100	23,792
Tidewater, Inc.	1,000,000	37,130

		65,717

Food & Staples Retailing—2.5%
Casey’s General Stores, Inc.	1,998,000	53,267
Ruddick Corp.	1,803,900	40,498
Weis Markets, Inc.	181,200	5,624

		99,389

Food Products—2.8%
Corn Products International, Inc.	1,931,300	40,944
Del Monte Foods Co.	4,979,600	36,301
JM Smucker Co.	998,700	37,221

		114,466

Gas Utilities—7.7%
AGL Resources, Inc.	1,563,400	41,477
Atmos Energy Corp.	1,839,000	42,517

Schedule of Investments

NFJ Small-Cap Value Fund

March 31, 2009 (unaudited)

	Shares	Value* (000s)
Energen Corp.	1,469,000	$42,792
National Fuel Gas Co.	1,369,700	42,009
Southwest Gas Corp.	1,225,000	25,811
Suburban Propane Partners L.P.	647,700	23,680
UGI Corp.	1,860,200	43,919
WGL Holdings, Inc.	1,424,700	46,730

		308,935

Health Care Equipment & Supplies—4.4%
Cooper Cos., Inc.	2,262,800	59,829
Hill-Rom Holdings, Inc.	1,056,600	10,450
Invacare Corp.	1,413,000	22,650
STERIS Corp.	233,100	5,427
Teleflex, Inc.	1,051,500	41,103
West Pharmaceutical Services, Inc.	1,166,700	38,279

		177,738

Health Care Providers & Services—1.0%
Owens & Minor, Inc.	1,264,600	41,896

Hotels, Restaurants & Leisure—0.7%
Dover Downs Gaming & Entertainment, Inc.	660,600	2,028
International Speedway Corp., Class A	1,226,700	27,061

		29,089

Household Durables—0.4%
Ethan Allen Interiors, Inc.	1,619,200	18,232

Household Products—0.1%
WD-40 Co.	211,500	5,106

Industrial Conglomerates—0.1%
Tomkins PLC ADR	447,300	3,064

Insurance—4.3%
American Equity Investment Life Holding Co.	1,613,300	6,712
American Financial Group, Inc.	2,523,000	40,494
American Physicians, Inc.	346,700	14,187
Delphi Financial Group, Inc.	1,824,000	24,551
Infinity Property & Casualty Corp.	370,500	12,571
RLI Corp.	690,200	34,648
Zenith National Insurance Corp.	1,607,300	38,752

		171,915

Leisure Equipment & Products—0.6%
Callaway Golf Co.	3,611,300	25,929

Life Sciences Tools & Services—1.0%
PerkinElmer, Inc.	3,040,472	38,828

Machinery—7.0%
Barnes Group, Inc.	2,231,500	23,855
Bucyrus International, Inc.	1,815,700	27,562
Crane Co.	2,031,600	34,293
Harsco Corp.	1,812,400	40,181
Kennametal, Inc.	2,456,800	39,825
Lincoln Electric Holdings, Inc.	1,218,100	38,602
Mueller Industries, Inc.	1,257,200	27,269
Timken Co.	750,500	10,477
Trinity Industries, Inc.	1,085,500	9,921
Valmont Industries, Inc.	564,600	28,348

		280,333

Metals & Mining—6.3%
AMCOL International Corp.	891,900	13,236
Carpenter Technology Corp.	2,376,000	33,549
Cliffs Natural Resources, Inc.	1,710,000	31,054
Commercial Metals Co.	4,272,100	49,343
Compass Minerals International, Inc.	224,400	12,649
Iamgold Corp.	6,435,900	55,027
Royal Gold, Inc.	1,244,100	58,174

		253,032

Multi-Utilities—2.0%
Oge Energy Corp.	1,709,500	40,720
Vectren Corp.	1,960,100	41,339

		82,059

Oil, Gas & Consumable Fuels—10.5%
Berry Petroleum Co.	1,810,700	19,845
Buckeye Partners	853,700	30,443
Cimarex Energy Co.	1,763,500	32,413
El Paso Pipeline Partners L.P.	275,600	4,740
Frontier Oil Corp.	3,031,300	38,770
General Maritime Corp.	1,933,084	13,532
Holly Corp.	1,989,100	42,169
Linn Energy LLC, UNIT	2,510,600	37,408
Magellan Midstream Partners L.P.	1,157,900	34,008
NuStar Energy	898,600	41,434
Pengrowth Energy Trust, UNIT	1,439,000	8,030
Penn Virginia Corp.	1,519,700	16,686
St. Mary Land & Exploration Co.	2,374,400	31,413
TC Pipelines	318,400	9,472
Teekay Corp.	449,800	6,401
Tsakos Energy Navigation Ltd.	841,200	11,853
Williams Partners L.P.	517,100	5,771
World Fuel Services Corp.	1,170,500	37,023

		421,411

Real Estate Investment Trusts (REITs)—4.8%
BioMed Realty Trust, Inc.	805,000	5,450
Equity One, Inc. (b)	2,010,800	24,512
Extra Space Storage, Inc.	789,800	4,352
Franklin Street Properties Corp.	1,954,100	24,035

Schedule of Investments

NFJ Small-Cap Value Fund

March 31, 2009 (unaudited)

	Shares	Value* (000s)
Healthcare Realty Trust, Inc.	2,023,100	$30,326
HRPT Properties Trust	4,717,000	15,047
Nationwide Health Properties, Inc.	1,675,000	37,168
PS Business Parks, Inc.	383,300	14,125
Sovran Self Storage, Inc.	689,300	13,841
UDR, Inc.	2,916,665	25,113

		193,969

Road & Rail—0.2%
Arkansas Best Corp.	361,300	6,872

Semiconductors & Semiconductor Equipment—0.1%
Himax Technologies, Inc. ADR	1,558,100	4,363

Specialized Consumer Services—0.4%
Hillenbrand, Inc.	1,030,600	16,500

Specialty Retail—0.4%
RadioShack Corp.	1,689,100	14,475

Textiles, Apparel & Luxury Goods—1.8%
Phillips-Van Heusen	1,812,500	41,107
Wolverine World Wide, Inc.	2,089,900	32,561

		73,668

Thrifts & Mortgage Finance—0.8%
Washington Federal, Inc.	2,344,000	31,152

Tobacco—0.9%
Universal Corp.	1,183,500	35,410

Trading Companies & Distributors—0.7%
Applied Industrial Tech, Inc.	1,577,100	26,606

Total Common Stock (cost—$4,789,368)		3,663,334

SHORT-TERM INVESTMENTS—9.4%
Collateral Invested for Securities on Loan (a)—0.0%
AIM STIT - Government & Agency Portfolio	300,000	300
BlackRock Liquidity Funds FedFund Portfolio	600,000	600
Cash Account Trust - Government & Agency Securities Portfolio	300,000	300

		1,200

	Principal Amount (000s)
Repurchase Agreement—9.4%
State Street Bank & Trust Co., dated 3/31/09, 0.10%, due 4/1/09, proceeds $377,085; collateralized by Federal Home Loan Bank, 0.95% due 3/30/10, valued at $18,070 including accrued interest; Freddie Mac, 2.00% - 6.875% due 9/15/10 - 3/16/11, valued at $351,963 including accrued interest; and U.S. Treasury Notes, 1.75% due 3/31/10, valued at $14,595 including accrued interest (cost—$377,084)	$377,084	377,084

Total Short-Term Investments (cost—$378,284)		378,284

Total Investments (cost—$5,167,652)—100.6%		4,041,618

Liabilities in excess of other assets—(0.6)%		(22,458)

Net Assets—100.0%		$4,019,160

Notes to Schedule of Investments

(amounts in thousands):

(a)	Securities purchased with cash proceeds from security on loan.
(b)	All or portion of securities on loan with an aggregate market value of $3,834; cash collateral of $3,948 was received with which the Fund purchased short-term investments.

Glossary:

ADR—American Depositary Receipt

REIT—Real Estate Investment Trust

UNIT—More than one class of securities traded together.

Fair Value Measurements—Effective July 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of the fair value measurements. Under this standard, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy under SFAS 157 are described below:

•	Level 1—quoted prices in active markets for identical investments that the Fund has the ability to access

•

Level 2—valuations based on other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.), or quotes from inactive exchanges

•	Level 3—valuations based on significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The valuation techniques used by the Fund to measure fair value during the nine months ended March 31, 2009 maximized the use of observable inputs and minimized the use of unobservable inputs.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used at March 31, 2009 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities
Level 1—Quoted Prices	$3,664,534
Level 2—Other Significant Observable Inputs	377,084
Level 3—Significant Unobservable Inputs	—

Total	$4,041,618

A roll forward of fair value measurements using significant unobservable inputs (Level 3) at March 31, 2009, is as follows:

Investments in Securities
Beginning balance, 6/30/08	$115,314
Net purchases (sales) and settlements	(115,314)

Ending balance, 3/31/09	$—

Schedule of Investments

OCC Growth Fund

March 31, 2009 (unaudited)

	Shares	Value* (000s)
COMMON STOCK—96.2%
Aerospace—2.1%
Lockheed Martin Corp.	109,500	$7,559

Airlines—0.7%
Continental Airlines, Inc., Class B (a)	304,770	2,685

Building/Construction—1.0%
Pulte Homes, Inc.	340,700	3,724

Capital Goods—2.0%
Danaher Corp.	137,700	7,466

Chemicals—4.1%
Monsanto Co.	98,230	8,163
Mosaic Co.	77,590	3,257
Potash Corp. of Saskatchewan, Inc.	44,770	3,618

		15,038

Consumer Discretionary—9.5%
Kohl’s Corp. (a)	97,700	4,135
Lowe’s Cos., Inc.	318,600	5,814
Staples, Inc.	352,600	6,386
TJX Cos., Inc.	166,310	4,264
Wal-Mart Stores, Inc.	277,500	14,458

		35,057

Consumer Staples—5.8%
Clorox Co.	220,610	11,357
Kroger Co.	199,570	4,235
PepsiCo, Inc.	110,490	5,688

		21,280

Energy—8.5%
Chevron Corp.	131,980	8,874
EOG Resources, Inc.	125,570	6,876
PetroHawk Energy Corp. (a)	192,630	3,704
Valero Energy Corp.	240,530	4,306
XTO Energy, Inc.	240,740	7,372

		31,132

Financial Services—7.3%
ACE Ltd.	170,050	6,870
AFLAC, Inc.	165,100	3,196
Goldman Sachs Group, Inc.	39,400	4,177
Prudential Financial, Inc.	178,100	3,388
SLM Corp. (a)	1,208,150	5,981
Wells Fargo & Co.	225,300	3,208

		26,820

Healthcare—18.1%
Becton, Dickinson & Co.	82,500	5,547
Celgene Corp. (a)	225,740	10,023
CIGNA Corp.	233,500	4,107
Genzyme Corp. (a)	243,490	14,461
Gilead Sciences, Inc. (a)	187,140	8,668
Merck & Co., Inc.	291,900	7,808
Teva Pharmaceutical Industries Ltd. ADR	271,800	12,245
UnitedHealth Group, Inc.	182,840	3,827

		66,686

Materials & Processing—1.0%
Precision Castparts Corp.	59,240	3,548

Technology—30.1%
Apple, Inc. (a)	73,980	7,777
Applied Materials, Inc.	1,691,734	18,186
Broadcom Corp., Class A (a)	199,300	3,982
EMC Corp. (a)	583,130	6,648
Google, Inc., Class A (a)	21,250	7,396
Intel Corp.	984,220	14,813
Juniper Networks, Inc. (a)	352,000	5,301
Oracle Corp. (a)	670,060	12,108
QUALCOMM, Inc.	446,960	17,391
Taiwan Semi-conductor Manufacturing Co., Ltd. ADR	1,910,000	17,094

		110,696

Telecommunications—3.8%
AT&T, Inc.	400,600	10,095
Verizon Communications, Inc.	122,600	3,703

		13,798

Transportation—2.2%
Union Pacific Corp.	194,710	8,004

Total Common Stock (cost—$389,907)		353,493

	Principal Amount (000s)
Repurchase Agreement—2.9%
State Street Bank & Trust Co., dated 3/31/09, 0.10%, due 4/1/09, proceeds $10,598; collateralized by Fannie Mae, 4.50% due 4/29/13, valued at $10,815 including accrued interest (cost—$10,598)	$10,598	10,598

Total Investments (cost—$400,505)—99.1%		364,091

Other assets less liabilities—0.9%		3,333

Net Assets—100.0%		$367,424

Notes to Schedule of Investments:

(a)	Non-income producing.

Glossary:

ADR—American Depositary Receipt

Fair Value Measurements—Effective July 1, 2008, the Fund adopted Financial Accounting Standard Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“SFAS 157”). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of the fair value measurements. Under this standard, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy under SFAS 157 are described below:

•	Level 1—quoted prices in active markets for identical investments that the Fund has the ability to access.

•

Level 2—valuations based on other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.), or quotes from inactive exchanges.

•	Level 3—valuations based on significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The valuation techniques used by the Fund to measure fair value during the nine months ended March 31, 2009 maximized the use of observable inputs and minimized the use of unobservable inputs.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used at March 31, 2009 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities
Level 1—Quoted Prices	$353,493
Level 2—Other Significant Observable Inputs	10,598
Level 3—Significant Unobservable Inputs	—

Total	$364,091

A roll forward of fair value measurements using significant unobservable inputs (Level 3) at March 31, 2009, is as follows:

Investments in Securities
Beginning balance, June 30, 2008	$4,105
Net purchases (sales) and settlements	(4,105)

Ending balance, March 31, 2009	$—

Schedule of Investments

OCC Opportunity Fund

March 31, 2009 (unaudited)

	Shares	Value* (000s)
COMMON STOCK—97.1%
Aerospace—1.6%
Aerovironment, Inc. (a)	55,800	$1,166
Orbital Sciences Corp. (a)	86,815	1,032

		2,198

Airlines—4.2%
Airtran Holdings, Inc. (a)	271,650	1,236
Copa Holdings S.A., Class A	99,192	2,844
UAL Corp. (a)	353,442	1,584

		5,664

Capital Goods—1.2%
BorgWarner, Inc.	84,119	1,708

Chemicals—2.0%
Intrepid Potash, Inc. (a)	146,486	2,703

Commercial Services—10.2%
AerCap Holdings NV (a)	651,210	2,117
CoStar Group, Inc. (a)	38,620	1,168
FTI Consulting, Inc. (a)	52,425	2,594
Huron Consulting Group, Inc. (a)	49,030	2,080
Innerworkings, Inc. (a)	384,618	1,642
MSC Industrial Direct Co., Class A	39,300	1,221
VistaPrint Ltd. (a)	114,190	3,139

		13,961

Consumer Discretionary—3.3%
BJ’s Restaurants, Inc. (a)	123,295	1,715
Buffalo Wild Wings, Inc. (a)	30,426	1,113
Texas Roadhouse, Inc., Class A (a)	183,425	1,748

		4,576

Consumer Services—3.8%
American Public Education, Inc. (a)	35,179	1,480
Capella Education Co. (a)	25,575	1,355
Life Time Fitness, Inc. (a)	194,475	2,443

		5,278

Consumer Staples—2.8%
Smart Balance, Inc. (a)	439,000	2,652
SunOpta, Inc. (a)	706,397	1,222

		3,874

Energy—11.7%
Carrizo Oil & Gas, Inc. (a)	353,172	3,136
EXCO Resources, Inc. (a)	216,616	2,166
GMX Resources, Inc. (a)	141,536	920
Goodrich Petroleum Corp. (a)	58,561	1,134
PetroHawk Energy Corp. (a)	231,561	4,453
Quicksilver Resources, Inc. (a)	778,190	4,311

		16,120

Environmental Services—0.8%
EnergySolutions, Inc.	132,251	1,144

Financial Services—4.9%
Evercore Partners, Inc., Class A	135,550	2,094
Greenhill & Co., Inc.	38,200	2,821
Redwood Trust, Inc., REIT	119,725	1,838

		6,753

Healthcare—21.1%
Alliance HealthCare Services, Inc. (a)	162,595	1,106
AMAG Pharmaceuticals, Inc. (a)	46,875	1,724
BioMarin Pharmaceutical, Inc. (a)	340,328	4,203
Cardiome Pharma Corp. (a)	615,533	1,803
Cubist Pharmaceuticals, Inc. (a)	88,304	1,445
Durect Corp. (a)	985,194	2,197
ev3, Inc. (a)	149,072	1,058
Immucor, Inc. (a)	43,250	1,088
Intuitive Surgical, Inc. (a)	29,454	2,809
IPC The Hospitalist Co., Inc. (a)	132,771	2,527
Isis Pharmaceuticals, Inc. (a)	98,675	1,481
NuVasive, Inc. (a)	46,125	1,447
POZEN, Inc. (a)	467,705	2,862
Psychiatric Solutions, Inc. (a)	132,761	2,088
United Therapeutics Corp. (a)	17,125	1,132

		28,970

Hotels/Gaming—1.8%
Pinnacle Entertainment, Inc. (a)	353,450	2,488

Technology—17.5%
Ariba, Inc. (a)	256,944	2,243
BluePhoenix Solutions Ltd. (a)	374,244	719
Concur Technologies, Inc. (a)	55,497	1,065
FormFactor, Inc. (a)	58,850	1,060
Integral Systems, Inc. (a)	128,126	1,102
Omniture, Inc. (a)	160,913	2,122
Phase Forward, Inc. (a)	134,140	1,716
Sapient Corp. (a)	900,171	4,024
Taleo Corp., Class A (a)	117,278	1,386
Teradyne, Inc. (a)	476,631	2,088
Ultimate Software Group, Inc. (a)	89,731	1,549
Verigy Ltd. (a)	121,170	1,000
Websense, Inc. (a)	137,025	1,644
Wind River Systems, Inc. (a)	367,089	2,349

		24,067

Telecommunications—2.1%
Neutral Tandem, Inc. (a)	29,600	728
Switch & Data Facilities Co., Inc. (a)	248,577	2,180

		2,908

Transportation—7.1%
Aegean Marine Petroleum Network, Inc.	251,135	4,206
Celadon Group, Inc. (a)	184,062	1,022
Knight Transportation, Inc.	141,051	2,138

Schedule of Investments

OCC Opportunity Fund

March 31, 2009 (unaudited)

	Shares	Value* (000s)
Old Dominion Freight Line, Inc. (a)	67,395	$1,583
Vitran Corp., Inc., Class A (a)	158,184	832

		9,781

Wholesale—1.0%
Titan Machinery, Inc. (a)	151,250	1,360

Total Common Stock (cost—$168,601)		133,553

	Principal Amount (000s)
Repurchase Agreement—3.7%
State Street Bank & Trust Co., dated 3/31/09, 0.10%, due 4/1/09, proceeds $5,143; collateralized by Freddie Mac, 7.00% due 3/15/10, valued at $5,247 including accrued interest (cost—$5,143)	$5,143	5,143

Total Investments (cost—$173,744)—100.8%		138,696

Liabilities in excess of other assets—(0.8)%		(1,150)

Net Assets—100.0%		$137,546

Notes to Schedule of Investments:

(a)	Non-income producing.

Glossary:

REIT—Real Estate Investment Trust

Fair Value Measurements—Effective July 1, 2008, the Fund adopted Financial Accounting Standard Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“SFAS 157”). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of the fair value measurements. Under this standard, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy under SFAS 157 are described below:

•	Level 1—quoted prices in active markets for identical investments that the Fund has the ability to access

•

Level 2—valuations based on other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.), or quotes from inactive exchanges

•	Level 3—valuations based on significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The valuation techniques used by the Fund to measure fair value during the nine months ended March 31, 2009 maximized the use of observable inputs and minimized the use of unobservable inputs.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used at March 31, 2009 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities
Level 1—Quoted Prices	$133,553
Level 2—Other Significant Observable Inputs	5,143
Level 3—Significant Unobservable Inputs	—

Total	$138,696

A roll forward of fair value measurements using significant unobservable inputs (Level 3) at March 31, 2009, is as follows:

Investments in Securities
Beginning balance, June 30, 2008	$9,083
Net purchases (sales) and settlements	(9,083)

Ending balance, March 31, 2009	$—

Schedule of Investments

OCC Renaissance Fund

March 31, 2009 (unaudited)

	Shares	Value* (000s)
COMMON STOCK—91.5%
Airlines—1.1%
Continental Airlines, Inc., Class B (a)	821,369	$7,236

Building/Construction—1.4%
Centex Corp.	552,730	4,146
Toll Brothers, Inc. (a)	250,842	4,555

		8,701

Capital Goods—3.2%
Goodyear Tire & Rubber Co. (a)	1,540,000	9,640
Pitney Bowes, Inc.	462,000	10,788

		20,428

Chemicals—5.6%
Celanese Corp., Ser. A	775,468	10,368
CF Industries Holdings, Inc.	98,038	6,973
Nalco Holding Co.	917,400	11,991
PPG Industries, Inc.	174,200	6,428

		35,760

Commercial Services—1.6%
H&R Block, Inc.	577,800	10,510

Consumer Discretionary—5.2%
Bed Bath & Beyond, Inc. (a)	473,034	11,708
Darden Restaurants, Inc.	235,958	8,084
Family Dollar Stores, Inc.	403,600	13,468

		33,260

Consumer Staples—3.9%
Clorox Co.	174,200	8,968
Lorillard, Inc.	260,600	16,089

		25,057

Energy—7.6%
Comstock Resources, Inc. (a)	269,840	8,041
Energy Transfer Partners L.P.	487,219	17,974
EXCO Resources, Inc. (a)	479,500	4,795
Nabors Industries Ltd. (a)	511,510	5,110
PetroHawk Energy Corp. (a)	296,110	5,694
XTO Energy, Inc.	226,241	6,927

		48,541

Financial Services—24.4%
AFLAC, Inc.	628,000	12,158
Allstate Corp.	494,800	9,475
Ameriprise Financial, Inc.	719,283	14,738
Assurant, Inc.	598,000	13,025
Capital One Financial Corp.	591,000	7,234
CIT Group, Inc.	3,847,000	10,964
Douglas Emmett, Inc., REIT	884,100	6,534
Macerich Co., REIT	436,000	2,729
Nationwide Health Properties, Inc., REIT	562,300	12,477
PartnerRe Ltd.	214,600	13,320
PNC Financial Services Group, Inc.	196,300	5,750
Prosperity Bancshares, Inc.	250,500	6,851
Reinsurance Group of America, Inc.	702,300	22,748
TCF Financial Corp.	713,800	8,394
Zions Bancorporation	935,900	9,200

		155,597

Healthcare—8.5%
Biogen Idec, Inc. (a)	239,900	12,576
Health Net, Inc. (a)	440,872	6,384
Laboratory Corp. of America Holdings (a)	144,700	8,464
Pharmaceutical Product Development, Inc.	195,579	4,639
Psychiatric Solutions, Inc. (a)	420,940	6,621
United Therapeutics Corp. (a)	63,300	4,183
WellPoint, Inc. (a)	309,184	11,740

		54,607

Industrial—1.5%
MSC Industrial Direct Co., Class A	306,000	9,507

Materials & Processing—1.7%
Weyerhaeuser Co.	392,900	10,832

Technology—9.3%
Affiliated Computer Services, Inc., Class A (a)	232,400	11,130
Amphenol Corp., Class A	339,367	9,669
ASML Holding NV	507,700	8,890
Ciena Corp. (a)	830,500	6,461
EMC Corp. (a)	715,100	8,152
International Game Technology	1,632,000	15,047

		59,349

Transportation—5.1%
Union Pacific Corp.	358,583	14,742
UTI Worldwide, Inc.	671,900	8,029
Werner Enterprises, Inc.	626,000	9,465

		32,236

Utilities—11.4%
Allegheny Energy, Inc.	519,200	12,030
American Electric Power Co., Inc.	513,800	12,979
Entergy Corp.	197,200	13,427
NRG Energy, Inc. (a)	306,500	5,394
PG&E Corp.	320,000	12,231
SCANA Corp.	260,000	8,031
Southern Co.	280,700	8,595

		72,687

Total Common Stock (cost—$780,058)		584,308

Schedule of Investments

OCC Renaissance Fund

March 31, 2009 (unaudited)

	Shares	Value* (000s)
EXCHANGE-TRADED FUNDS—2.0%
iShares Dow Jones U.S. Real Estate Index Fund	127,100	$3,236
iShares Russell Midcap Value Index Fund	256,866	6,118
SPDR KBW Bank	247,900	3,436

Total Exchange-Traded Funds (cost—$13,458)		12,790

	Principal Amount (000s)
Repurchase Agreement—6.3%
State Street Bank & Trust Co., dated 3/31/09, 0.10%, due 4/1/09, proceeds $40,442; collateralized by Fannie Mae, 4.50% due 4/29/13, valued at $26,869 including accrued interest and Freddie Mac, 4.50% due 1/15/13, valued at $14,383 including accrued interest (cost—$40,442)	$40,442	40,442

Total Investments (cost—$833,958)—99.8%		637,540

Other assets less liabilities—0.2%		1,291

Net Assets—100.0%		$638,831

Notes to Schedule of Investments:

(a)	Non-income producing.

Glossary:

REIT—Real Estate Investment Trust

Other Investments:

(1)	Transactions in options written for the nine months ended March 31, 2009:

	Contracts	Premiums
Options outstanding, June 30, 2008	789	$62
Options written	8,753	853
Options terminated in closing transactions	(4,231)	(434)
Options assigned	(25)	(2)
Options expired	(5,286)	(479)

Options outstanding, March 31, 2009	—	$—

Fair Value Measurements—Effective July 1, 2008, the Fund adopted Financial Accounting Standard Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“SFAS 157”). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of the fair value measurements. Under this standard, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy under SFAS 157 are described below:

•	Level 1—quoted prices in active markets for identical investments that the Fund has the ability to access.

•

Level 2—valuations based on other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.), or quotes from inactive exchanges.

•	Level 3—valuations based on significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The valuation techniques used by the Fund to measure fair value during the nine months ended March 31, 2009 maximized the use of observable inputs and minimized the use of unobservable inputs.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used at March 31, 2009 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities
Level 1—Quoted Prices	$597,098
Level 2—Other Significant Observable Inputs	40,442
Level 3—Significant Unobservable Inputs	—

Total	$637,540

A roll forward of fair value measurements using significant unobservable inputs (Level 3) at March 31, 2009, is as follows:

Investments in Securities
Beginning balance, June 30, 2008	$32,185
Net purchases (sales) and settlements	(32,185)

Ending balance, March 31, 2009	$—

Schedule of Investments

OCC Target Fund

March 31, 2009 (unaudited)

	Shares	Value* (000s)
COMMON STOCK—97.1%
Airlines—0.5%
UAL Corp. (a)	250,000	$1,120

Capital Goods—1.3%
Foster Wheeler AG (a)	175,000	3,057

Chemicals—3.2%
CF Industries Holdings, Inc.	40,000	2,845
Monsanto Co.	30,000	2,493
Mosaic Co.	50,000	2,099

		7,437

Commercial Services—1.7%
VistaPrint Ltd. (a)	150,000	4,124

Consumer Discretionary—12.5%
Church & Dwight Co., Inc.	75,000	3,917
Darden Restaurants, Inc.	150,000	5,139
Dollar Tree Stores, Inc. (a)	100,000	4,455
Kohl’s Corp. (a)	115,000	4,867
Lorillard, Inc.	60,000	3,705
Staples, Inc.	85,000	1,539
TJX Cos., Inc.	125,000	3,205
Urban Outfitters, Inc. (a)	25,000	409
V.F. Corp.	35,000	1,999

		29,235

Consumer Services—12.1%
Aegean Marine Petroleum Network, Inc.	295,117	4,943
AerCap Holdings NV (a)	1,000,000	3,250
Apollo Group, Inc., Class A (a)	40,000	3,133
Burger King Holdings, Inc.	150,000	3,443
Corrections Corp. of America (a)	335,000	4,291
Owens-Illinois, Inc. (a)	175,000	2,527
Quanta Services, Inc. (a)	150,000	3,218
Viacom, Inc., Class B (a)	200,000	3,476

		28,281

Consumer Staples—2.3%
Clorox Co.	60,000	3,089
Molson Coors Brewing Co., Class B	65,000	2,228

		5,317

Energy—12.3%
Carrizo Oil & Gas, Inc. (a)	209,500	1,860
EXCO Resources, Inc. (a)	419,400	4,194
First Solar, Inc. (a)	25,000	3,318
National-Oilwell Varco, Inc. (a)	55,000	1,579
PetroHawk Energy Corp. (a)	483,800	9,303
Quicksilver Resources, Inc. (a)	1,110,835	6,154
Weatherford International Ltd. (a)	200,000	2,214

		28,622

Financial Services—8.6%
AFLAC, Inc.	135,000	2,614
CapitalSource, Inc., REIT	1,350,000	1,647
Chubb Corp.	65,000	2,751
Fidelity National Financial, Inc., Class A	175,000	3,414
Greenhill & Co., Inc.	30,000	2,215
IntercontinentalExchange, Inc. (a)	29,100	2,167
Morgan Stanley	125,000	2,846
SLM Corp. (a)	500,000	2,475

		20,129

Healthcare—14.0%
BioMarin Pharmaceutical, Inc. (a)	275,000	3,396
Celgene Corp. (a)	105,000	4,662
CIGNA Corp.	150,000	2,638
Hologic, Inc. (a)	200,000	2,618
Illumina, Inc. (a)	100,000	3,724
Intuitive Surgical, Inc. (a)	40,000	3,815
Laboratory Corp. of America Holdings (a)	70,000	4,094
Psychiatric Solutions, Inc. (a)	165,000	2,596
Sepracor, Inc. (a)	143,400	2,102
United Therapeutics Corp. (a)	45,000	2,974

		32,619

Materials & Processing—2.2%
Precision Castparts Corp.	85,000	5,092

Technology—24.3%
Activision Blizzard, Inc. (a)	200,000	2,092
American Tower Corp., Class A (a)	275,000	8,368
Broadcom Corp., Class A (a)	158,000	3,157
Ciena Corp. (a)	580,000	4,512
Citrix Systems, Inc. (a)	250,000	5,660
Cognizant Technology Solutions Corp., Class A (a)	275,000	5,717
F5 Networks, Inc. (a)	100,000	2,095
Global Payments, Inc.	105,000	3,508
Juniper Networks, Inc. (a)	175,000	2,636
KLA-Tencor Corp.	200,000	4,000
Lam Research Corp. (a)	300,000	6,831
Microchip Technology, Inc.	200,000	4,238
ON Semi-conductor Corp. (a)	1,000,000	3,900

		56,714

Transportation—2.1%
Knight Transportation, Inc.	327,400	4,964

Total Common Stock (cost—$281,479)		226,711

EXCHANGE-TRADED FUNDS—1.5%
SPDR Gold Trust (a)	20,000	1,806
SPDR Metals & Mining	65,000	1,634

Total Exchange-Traded Funds (cost—$3,632)		3,440

Schedule of Investments

OCC Target Fund

March 31, 2009 (unaudited)

	Principal Amount (000s)	Value* (000s)
Repurchase Agreement—0.9%
State Street Bank & Trust Co., dated 3/31/09, 0.10%, due 4/1/09, proceeds $2,119; collateralized by Freddie Mac, 4.50% due 1/15/13, valued at $2,162 including accrued interest (cost—$2,119)	$2,119	$2,119

Total Investments (cost—$287,230)—99.5%		232,270

Other assets less liabilities—0.5%		1,162

Net Assets—100.0%		$233,432

Notes to Schedule of Investments:

(a)	Non-income producing.

Glossary:

REIT—Real Estate Investment Trust

Fair Value Measurements—Effective July 1, 2008, the Fund adopted Financial Accounting Standard Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“SFAS 157”). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of the fair value measurements. Under this standard, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy under SFAS 157 are described below:

•	Level 1—quoted prices in active markets for identical investments that the Fund has the ability to access.

•

Level 2—valuations based on other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.), or quotes from inactive exchanges.

•	Level 3—valuations based on significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The valuation techniques used by the Fund to measure fair value during the nine months ended March 31, 2009 maximized the use of observable inputs and minimized the use of unobservable inputs.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used at March 31, 2009 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities
Level 1—Quoted Prices	$230,151
Level 2—Other Significant Observable Inputs	2,119
Level 3—Significant Unobservable Inputs	—

Total	$232,270

A roll forward of fair value measurements using significant unobservable inputs (Level 3) at March 31, 2009, is as follows:

Investments in Securities
Beginning balance, June 30, 2008	$12,315
Net purchases (sales) and settlements	(12,315)

Ending balance, March 31, 2009	$—

Schedule of Investments

RCM Global Resources Fund

March 31, 2009 (unaudited)

	Shares	Value* (000s)
COMMON STOCK—86.4%
Australia—3.0%
BHP Billiton Ltd.	30,817	$681

Brazil—5.1%
Companhia Vale do Rio Doce ADR	24,760	329
Petroleo Brasileiro S.A. ADR	27,455	837

		1,166

Canada—4.1%
Canadian Natural Resources Ltd.	11,700	454
Suncor Energy, Inc.	21,348	476

		930

Denmark—1.3%
Vestas Wind Systems A/S (b)	6,824	300

France—2.5%
Total S.A. ADR	11,765	577

Spain—0.8%
Gamesa Corp. Tecnologica S.A.	14,910	191

Switzerland—5.3%
Noble Corp.	12,900	318
Transocean Ltd. (b)	15,075	887

		1,205

United Kingdom—3.5%
BG Group PLC	39,965	603
Xstrata PLC	30,760	206

		809

United States—60.8%
Alcoa, Inc.	37,750	277
Anadarko Petroleum Corp.	12,590	490
Arch Coal, Inc.	15,000	200
Arena Resources, Inc. (b)	16,865	430
Carrizo Oil & Gas, Inc. (b)	34,145	303
Chevron Corp.	7,370	496
Concho Resources, Inc. (b)	13,595	348
Consol Energy, Inc.	12,625	319
Core Laboratories NV	5,425	397
Devon Energy Corp.	7,725	345
Diamond Offshore Drilling, Inc.	8,950	563
EOG Resources, Inc.	8,980	492
Exxon Mobil Corp.	5,690	387
First Solar, Inc. (b)	1,640	218
Goodrich Petroleum Corp. (b)	24,195	468
Marathon Oil Corp.	20,910	550
Monsanto Co.	5,035	418
National-Oilwell Varco, Inc. (b)	16,250	466
Weatherford International Ltd. (b)	70,020	775
Newfield Exploration Co. (b)	17,120	389
Noble Energy, Inc.	12,335	665
Nucor Corp.	9,385	358
Peabody Energy Corp.	12,485	313
PetroHawk Energy Corp. (b)	46,145	887
Schlumberger Ltd.	20,010	813
Smith International, Inc.	19,340	415
Southwestern Energy Co. (b)	50,130	1,488
XTO Energy, Inc.	21,230	650

		13,920

Total Common Stock (cost—$25,725)		19,779

	Principal Amount (000s)
Repurchase Agreement—6.6%
State Street Bank & Trust Co., dated 3/31/09, 0.10%, due 4/1/09, proceeds $1,503; collateralized by Freddie Mac, 4.50% due 1/15/13, valued at $1,534 including accrued interest (cost—$1,503)	$1,503	1,503

Total Investments (cost—$27,228) (a)—93.0%		21,282

Other assets less liabilities—7.0%		1,596

Net Assets—100.0%		$22,878

Notes to Schedule of Investments

(amounts in thousands):

(a)	Securities with an aggregate value of $1,981, representing 8.66% of net assets, have been valued utilizing modeling tools provided by a third-party vendor.
(b)	Non-income producing.

Glossary:

ADR—American Depositary Receipt

Fair Value Measurements—Effective July 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157. Fair Value Measurements (“SFAS 157”). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of the fair value measurements. Under this standard, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy under SFAS 157 are described below:

•	Level 1—quoted prices in active markets for identical investments that the Fund has the ability to access

•

Level 2—valuations based on other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.), or quotes from inactive exchanges

•	Level 3—valuations based on significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The valuation techniques used by the Fund to measure fair value during the nine months ended March 31, 2009 maximized the use of observable inputs and minimized the use of unobservable inputs.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used at March 31, 2009 in valuing the Fund’s investments carried at value (amounts in thousands):

Valuation Inputs	Investments in Securities
Level 1—Quoted Prices	$17,798
Level 2—Other Significant Observable Inputs	3,484
Level 3—Significant Unobservable Inputs	—

Total	$21,282

Schedule of Investments

RCM Global Small-Cap Fund

March 31, 2009 (unaudited)

	Shares	Value* (000s)
COMMON STOCK—98.7%
Austria—1.5%
Andritz AG	15,190	$467
Intercell AG (b)	13,882	427

		894

Bermuda—2.1%
Argo Group International Holdings Ltd. (b)	14,605	440
Lazard Ltd., Class A	26,195	770
Peace Mark Holdings Ltd. (c)	932,000	—

		1,210

Brazil—0.3%
Gafisa S.A.	31,810	160

British Virgin Islands—0.9%
UTI Worldwide, Inc.	44,285	529

China—2.1%
China Dongxiang Group Co.	1,707,000	628
Huadian Power International Co.	1,292,000	293
Shenzhen Expressway Co., Ltd.	884,000	308

		1,229

Denmark—1.1%
D/S Norden	12,978	363
Topdanmark A/S (b)	2,912	287

		650

Finland—0.5%
Outokumpu Oyj	26,052	282

France—0.8%
Saft Groupe S.A.	16,935	456

Germany—1.6%
Rhoen Klinikum AG	26,740	496
Software AG	5,975	424

		920

Greece—0.8%
JUMBO S.A.	62,208	471

Ireland—1.1%
Icon PLC ADR (b)	38,591	623

Italy—0.9%
Ansaldo STS SpA	35,365	562

Japan—10.2%
Accordia Golf Co., Ltd.	509	277
Capcom Co., Ltd.	16,240	293
Hosiden Corp.	21,800	217
JFE Shoji Holdings, Inc.	176,700	474
Jupiter Telecommunications Co., Ltd.	826	552
Kakaku.com, Inc.	161	487
Kuraray Co., Ltd.	48,455	416
Mitsui Sugar Co., Ltd.	75,900	206
Modec, Inc.	22,200	301
Nichi-iko Pharmaceutical Co., Ltd.	17,460	493
Nipro Corp.	31,850	497
Nitori Co., Ltd.	7,240	405
SHO-BOND Holdings Co., Ltd.	19,100	356
Torishima Pump Manufacturing Co., Ltd.	42,150	466
Toyo Tire & Rubber Co. Ltd. (b)	111,000	141
Unicharm Petcare Corp.	17,830	452

		6,033

Korea (Republic of)—1.4%
CJ Internet Corp.	31,871	377
LG Telecom Ltd.	19,690	121
Woongjin Thinkbig Co., Ltd.	22,735	301

		799

Netherlands—1.2%
Aalberts Industries NV	68,370	369
Fugro NV	11,600	368

		737

Portugal—0.7%
Jeronimo Martins SGPS S.A.	84,525	416

Russia—0.7%
Severstal-Avto	30,585	133
Veropharm (b)	23,350	292

		425

Singapore—0.4%
SembCorp Industries Ltd.	169,000	262

Spain—0.8%
Viscofan S.A.	24,000	467

Switzerland—5.6%
Banque Cantonale Vaudoise	1,428	473
BKW FMB Energie AG	4,941	356
Romande Energie Holding S.A.	219	346
Schulthess Group	11,372	447
St. Galler Kantonalbank	1,226	396
Swissquote Group Holding S.A.	13,273	478
Temenos Group AG (b)	42,644	460
Winterthur Technologie AG	17,034	367

		3,323

United Kingdom—8.8%
Carillion PLC	119,565	416
Connaught PLC	70,980	308
Dana Petroleum PLC (b)	44,735	714

Schedule of Investments

RCM Global Small-Cap Fund

March 31, 2009 (unaudited)

	Shares	Value* (000s)
JKX Oil & Gas PLC	119,940	$379
Kier Group PLC	22,360	283
Lonmin PLC	27,770	568
Micro Focus International PLC	105,465	456
Moneysupermarket.com Group PLC	587,610	369
Persimmon PLC	139,560	690
QinetiQ PLC	196,760	373
Restaurant Group PLC	322,230	623

		5,179

United States—55.2%
ADC Telecommunications, Inc. (b)	93,550	411
Affiliated Managers Group, Inc. (b)	9,350	390
Airgas, Inc.	23,250	786
Alberto-Culver Co.	30,015	679
Alexandria Real Estate Equities, Inc., REIT	7,575	276
Alliance Imaging, Inc. (b)	50,367	343
Amedisys, Inc. (b)	6,735	185
American Public Education, Inc. (b)	15,333	645
Arena Resources, Inc. (b)	20,893	532
Atlas Air Worldwide Holdings, Inc. (b)	36,776	638
Autoliv, Inc.	9,645	179
Avista Corp.	32,190	444
Bally Technologies, Inc. (b)	18,395	339
BE Aerospace, Inc. (b)	76,284	661
Blackboard, Inc. (b)	14,380	456
Capella Education Co. (b)	9,482	503
Carrizo Oil & Gas, Inc. (b)	37,925	337
City National Corp.	14,536	491
Clean Harbors, Inc. (b)	9,436	453
Comtech Telecommunications Corp. (b)	15,370	381
Concho Resources, Inc. (b)	17,051	436
Corinthian Colleges, Inc. (b)	25,120	489
Corporate Office Properties Trust, REIT	24,491	608
Cybersource Corp. (b)	8,550	127
Data Domain, Inc. (b)	36,255	456
DTS, Inc. (b)	26,235	631
Ebix, Inc. (b)	10,390	258
Factset Research Systems, Inc.	19,777	989
Flowers Foods, Inc.	20,309	477
Gartner, Inc. (b)	52,710	580
Geo Group, Inc. (b)	30,877	409
GFI Group, Inc.	101,078	324
Goodrich Petroleum Corp. (b)	15,040	291
Gymboree Corp. (b)	23,498	502
Hansen Natural Corp. (b)	12,220	440
Harsco Corp.	22,155	491
Hibbett Sports, Inc. (b)	13,870	267
HMS Holdings Corp. (b)	17,330	570
Human Genome Sciences, Inc. (b)	143,680	119
ICF International, Inc. (b)	12,535	288
Illumina, Inc. (b)	19,393	722
Intersil Corp., Class A	25,225	290
JDA Software Group, Inc. (b)	38,145	441
Macrovision Solutions Corp. (b)	24,298	432
Mettler Toledo International, Inc. (b)	8,465	435
Microsemi Corp. (b)	41,086	477
Monolithic Power Systems, Inc. (b)	34,280	531
MSC Industrial Direct Co., Class A	21,920	681
National Semi-conductor Corp.	29,270	301
Natus Medical, Inc. (b)	41,159	350
Netlogic Microsystems, Inc. (b)	8,715	239
NTELOS Holdings Corp.	12,205	221
ON Semi-conductor Corp. (b)	137,045	534
Onyx Pharmaceuticals, Inc. (b)	10,350	295
Packaging Corp. of America	37,240	485
Palm, Inc. (b)	73,764	636
Parexel International Corp. (b)	50,535	492
PrivateBancorp, Inc.	31,034	449
Psychiatric Solutions, Inc. (b)	26,456	416
Quanta Services, Inc. (b)	22,425	481
Silgan Holdings, Inc.	10,575	556
Snap-On, Inc.	21,996	552
Solera Holdings, Inc. (b)	33,209	823
Stanley, Inc. (b)	21,580	548
Stifel Financial Corp. (b)	15,795	684
Sun Healthcare Group, Inc. (b)	55,627	469
Thoratec Corp. (b)	13,080	336
Toll Brothers, Inc. (b)	11,995	218
United Natural Foods, Inc. (b)	31,125	590
United Therapeutics Corp. (b)	6,236	412
Vocus, Inc. (b)	28,066	373
Volcano Corp. (b)	12,085	176

		32,526

Total Common Stock (cost—$72,132)		58,153

Schedule of Investments

RCM Global Small-Cap Fund

March 31, 2009 (unaudited)

	Principal Amount (000s)	Value* (000s)
Repurchase Agreement—1.4%
State Street Bank & Trust Co., dated 3/31/09, 0.10%, due 4/1/09, proceeds $849; collateralized by Freddie Mac, 2.00% due 3/16/11, valued at $868 including accrued interest (cost—$849)	$849	$849

Total Investments (cost—$72,981) (a)—100.1%		59,002

Liabilities in excess of other assets—(0.1)%		(59)

Net Assets—100.0%		$58,943

Notes to Schedule of Investments

(amounts in thousands):

(a)	Securities with an aggregate value of $23,105, representing 39.2% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(b)	Non-income producing.
(c)	Fair valued security.

Glossary:

ADR—American Depositary Receipt

REIT—Real Estate Investment Trust

Fair Value Measurements—Effective July 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157. Fair Value Measurements (“SFAS 157”). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of the fair value measurements. Under this standard, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy under SFAS 157 are described below:

•	Level 1—quoted prices in active markets for identical investments that the Fund has the ability to access

•

Level 2—valuations based on other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.), or quotes from inactive exchanges

•	Level 3—valuations based on significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The valuation techniques used by the Fund to measure fair value during the nine months ended March 31, 2009 maximized the use of observable inputs and minimized the use of unobservable inputs. The Fund utilized the fair value technique on Level 3 investments of estimating the price that would have prevailed in a liquid market for international equities given information available at the time of evaluation.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used at March 31, 2009 in valuing the Fund’s investments carried at value (amounts in thousands):

Valuation Inputs	Investments in Securities
Level 1—Quoted Prices	$35,048
Level 2—Other Significant Observable Inputs	23,954
Level 3—Significant Unobservable Inputs	—

Total	$59,002

Schedule of Investments

RCM International Growth Equity Fund*

March 31, 2009 (unaudited)

	Shares	Value* (000s)
COMMON STOCK—97.9%
Belgium—1.1%
Anheuser-Busch InBev NV	13,800	$380

Brazil—1.1%
Petroleo Brasileiro S.A. ADR	12,800	390

Cayman Islands—1.1%
Netease.com, Inc. ADR (b)	14,600	392

China—2.4%
China Mobile Ltd.	31,000	271
CNOOC Ltd.	586,000	591

		862

Denmark—1.5%
Novo Nordisk AS, Class B	10,900	523

France—14.3%
Capgemini S.A.	12,285	395
Groupe Danone	9,600	467
Ipsen S.A.	8,930	344
Pernod-Ricard S.A.	5,000	279
Pinault-Printemps-Redoute S.A.	7,370	472
Sanofi-Aventis S.A.	10,400	584
Societe Generale	10,700	418
Total S.A.	31,300	1,548
Vinci S.A.	14,800	549

		5,056

Germany—7.2%
BAYER AG	12,994	621
Merck KGaA	6,700	592
SAP AG	17,804	623
Siemens AG	12,475	712

		2,548

Greece—0.6%
Alpha Bank AE	30,000	199

Hong Kong—1.3%
Cheung Kong Ltd.	53,000	457

India—1.5%
Bharti Airtel Ltd. (b)	29,395	361
ICICI Bank Ltd.	25,000	165

		526

Italy—3.7%
Eni SpA	31,000	600
Intesa Sanpaola SpA	175,000	481
Saipem SpA	12,000	214

		1,295

Japan—21.1%
Asahi Glass Co., Ltd.	63,000	334
East Japan Railway Co.	15,500	808
Fanuc Ltd.	9,000	616
Ibiden Co., Ltd.	14,000	342
KDDI Corp.	91	429
Kirin Brewery Co., Ltd.	40,000	427
Kuraray Co., Ltd.	71,000	610
Mitsui Fudosan Co., Ltd.	31,000	340
Mizuho Financial Group, Inc.	159,000	310
Nidec Corp.	11,100	500
Nintendo Co., Ltd.	3,200	936
Nippon Electric Glass Co., Ltd.	50,000	355
NTT Data Corp.	126	345
Promise Co., Ltd.	14,000	222
Sumitomo Mitsui Financial Group, Inc.	16,900	595
T&D Holdings, Inc.	12,500	304

		7,473

Netherlands—6.3%
Akzo Nobel NV	19,000	720
Royal KPN NV	59,407	793
Unilever NV	36,000	709

		2,222

Schedule of Investments

RCM International Growth Equity Fund

March 31, 2009 (unaudited)

	Shares	Value* (000s)
South Korea—1.4%
Samsung Electronics Co., Ltd.	1,230	$508

Spain—2.7%
Telefonica S.A.	48,000	957

Sweden—1.9%
Hennes & Mauritz AB, Class B	18,000	675

Switzerland—12.0%
ABB Ltd. (b)	69,000	962
Nestle S.A.	32,600	1,101
Roche Holdings AG	9,330	1,281
UBS AG (b)	20,000	188
Zurich Financial Services AG	4,600	727

		4,259

Taiwan—2.1%
Taiwan Semi-conductor Manufacturing Co., Ltd. ADR	81,000	725

United Kingdom—14.6%
BHP Billiton PLC	9,000	178
Carnival PLC	14,000	318
HSBC Holdings PLC	118,000	657
Inmarsat PLC	78,000	546
Prudential PLC	126,000	611
Reckitt Benckiser Group PLC	17,125	642
United Kingdom (continued)
Rio Tinto PLC	18,100	608
Serco Group PLC	62,600	328
Shire PLC	41,074	503
Vodafone Group PLC	433,097	755

		5,146

Total Common Stock (cost—$50,929)		34,593

RIGHTS—0.2%
United Kingdom—0.2%
HSBC Holdings PLC b (cost—$0)	35,833	72

	Principal Amount (000s)
Repurchase Agreement—0.4%
State Street Bank & Trust Co., dated 3/31/09, 0.10%, due 4/1/09, proceeds $140; collateralized by Freddie Mac, 7.00% due 3/15/10, valued at $143 including accrued interest (cost—$140)	$140	140

Total Investments (cost—$51,069) (a)—98.5%		34,805

Other assets less liabilities—1.5%		521

Net Assets—100.0%		$35,326

Notes to Schedule of Investments

(amounts in thousands):

*	Effective April 30, 2009, RCM International Growth Equity Fund changed its name to the RCM Disciplined International Equity Fund.
(a)	Securities with an aggregate value of $33,086, representing 93.66% of net assets, have been valued utilizing modeling tools provided by a third-party vendor.
(b)	Non-income producing.

Glossary:

ADR—American Depositary Receipt

Fair Value Measurements—Effective July 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157. Fair Value Measurements (“SFAS 157”). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of the fair value measurements. Under this standard, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy under SFAS 157 are described below:

•	Level 1—quoted prices in active markets for identical investments that the Fund has the ability to access

•

Level 2—valuations based on other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.), or quotes from inactive exchanges

•	Level 3—valuations based on significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The valuation techniques used by the Fund to measure fair value during the nine months ended March 31, 2009 maximized the use of observable inputs and minimized the use of unobservable inputs.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used at March 31, 2009 in valuing the Fund’s investments carried at value (amounts in thousands):

Valuation Inputs	Investments in Securities
Level 1—Quoted Prices	$1,579
Level 2—Other Significant Observable Inputs	33,226
Level 3—Significant Unobservable Inputs	—

Total	$34,805

Schedule of Investments

RCM Large-Cap Growth Fund

March 31, 2009 (unaudited)

	Shares	Value* (000s)
COMMON STOCK—100.0%
Capital Goods—2.7%
Deere & Co.	101,235	$3,327
Fluor Corp.	38,835	1,342
Honeywell International, Inc.	109,620	3,054

		7,723

Consumer Discretionary—11.1%
Avon Products, Inc.	94,220	1,812
Clorox Co.	39,675	2,042
CVS Corp.	195,395	5,371
Lowe’s Cos., Inc.	76,200	1,391
McDonald’s Corp.	145,355	7,932
Nike, Inc., Class B	47,300	2,218
Wal-Mart Stores, Inc. (a)	208,675	10,872

		31,638

Consumer Services—1.0%
DeVry, Inc.	59,720	2,878

Consumer Staples—5.4%
Coca-Cola Co.	132,900	5,841
Colgate-Palmolive Co.	100,045	5,900
PepsiCo, Inc.	67,515	3,476

		15,217

Energy—7.5%
Devon Energy Corp. (a)	61,550	2,751
Schlumberger Ltd.	173,722	7,056
Southwestern Energy Co. (b)	134,975	4,007
Weatherford International Ltd. (b)	376,025	4,163
XTO Energy, Inc.	110,620	3,387

		21,364

Financial Services—8.0%
Charles Schwab Corp.	308,819	4,787
Goldman Sachs Group, Inc.	28,760	3,049
IntercontinentalExchange, Inc. (b)	49,565	3,691
Invesco Ltd.	218,985	3,035
JPMorgan Chase & Co.	109,645	2,914
Northern Trust Corp.	87,060	5,208

		22,684

Healthcare—17.6%
Abbott Laboratories	144,435	6,890
Alcon, Inc.	28,727	2,612
Allergan, Inc.	58,575	2,798
Amgen, Inc. (a)(b)	77,800	3,853
Baxter International, Inc.	125,525	6,429
Bristol-Myers Squibb Co.	151,740	3,326
Gilead Sciences, Inc. (b)	176,075	8,156
Medco Health Solutions, Inc. (b)	106,710	4,411
St. Jude Medical, Inc. (b)	94,055	3,417
Teva Pharmaceutical Industries Ltd. ADR	152,920	6,889
UnitedHealth Group, Inc. (a)	50,000	1,046

		49,827

Materials & Processing—4.5%
Air Products & Chemicals, Inc.	71,800	4,039
Monsanto Co.	73,625	6,118
Precision Castparts Corp.	42,818	2,565

		12,722

Multi-Media—1.1%
Walt Disney Co.	164,725	2,992

Oil & Gas—2.8%
Exxon Mobil Corp.	59,125	4,026
Transocean Ltd. (b)	68,999	4,060

		8,086

Technology—28.8%
Activision Blizzard, Inc. (b)	380,729	3,982
Adobe Systems, Inc. (b)	152,895	3,270
Amazon.com, Inc. (a)(b)	84,975	6,241
Apple, Inc. (b)	100,695	10,585
EMC Corp. (a)(b)	345,374	3,937
Google, Inc., Class A (a)(b)	25,735	8,957
Hewlett-Packard Co.	187,171	6,001
Intel Corp.	459,795	6,920
Microsoft Corp. (a)	619,110	11,373
Oracle Corp. (b)	409,605	7,402
Technology (continued)
Texas Instruments, Inc.	180,645	$2,983
Thermo Fisher Scientific, Inc. (a)(b)	195,700	6,981
Yahoo!, Inc. (b)	238,825	3,059

		81,691

Telecommunications—6.7%
Cisco Systems, Inc. (b)	361,550	6,063
QUALCOMM, Inc.	257,500	10,019
Verizon Communications, Inc.	93,205	2,815

		18,897

Transportation—2.8%
Burlington Northern Santa Fe Corp.	71,590	4,306
FedEx Corp. (a)	84,755	3,771

		8,077

Total Common Stock (cost—$358,877)		283,796

Schedule of Investments

RCM Large-Cap Growth Fund

March 31, 2009 (unaudited)

	Principal Amount (000s)	Value* (000s)
Short-Term Investment—2.3%
Repurchase Agreement—2.3%
State Street Bank & Trust Co., dated 3/31/09, 0.10%, due 4/1/09, proceeds $6,599; collateralized by Freddie Mac, 2.00%-4.50% due 3/16/11-1/15/13, valued at $6,735 including accrued interest (cost—$6,599)	$6,599	$6,599

OPTIONS PURCHASED (b)—0.5%
	Contracts
Call Options—0.5%
DIRECTV Group, Inc. (CBOE), strike price $22.50, expires 1/16/10	2,298	988
Visa, Inc. (CBOE), strike price $60, expires 9/19/09	605	327

Total Options Purchased (cost—$1,215)		1,315

Total Investments before options written (cost—$366,691)—102.8%		291,710

OPTIONS WRITTEN (b)—(2.7)%
Call Options—(1.3)%
Amazon.com, Inc. (CBOE), strike price $65, expires 7/18/09	849	(1,293)
Amgen, Inc. (CBOE), strike price $70, expires 1/16/10	778	(143)
Devon Energy Corp. (CBOE), strike price $55, expires 1/16/10	411	(234)
DIRECTV Group, Inc. (CBOE), strike price $30, expires 1/16/10	2,298	(373)
EMC Corp. (CBOE), strike price $12, expires 7/18/09	3,453	(435)
FedEx Corp. (CBOE), strike price $70, expires 1/16/10	407	(58)
Microsoft Corp. (CBOE), strike price $20, expires 4/18/09	2,750	(58)
Thermo Fisher Scientific, Inc. (CBOE), strike price $35, expires 6/20/09	1,957	(665)
UnitedHealth Group, Inc. (CBOE), strike price $35, expires 9/19/09	500	(18)
Wal-Mart Stores, Inc. (CBOE), strike price $55, expires 9/19/09	1,565	(493)

		(3,770)

Put Options—(1.4)%
Amgen, Inc. (CBOE), strike price $45, expires 1/16/10	778	(451)
DIRECTV Group, Inc. (CBOE), strike price $17.50, expires 1/16/10	2,298	(460)
FedEx Corp. (CBOE), strike price $40, expires 1/16/10	407	(254)
Hewlett Packard Co. (CBOE), strike price $30, expires 1/16/10	933	(392)
IntercontinentalExchange, Inc. (CBOE), strike price $55, expires 1/16/10	545	(499)
Juniper Networks, Inc. (CBOE), strike price $12.50, expires 1/16/10	4,560	(729)
Lowe’s Cos., Inc. (CBOE), strike price $15, expires 4/18/09	2,903	(29)
strike price $15, expires 1/16/10	2,897	(601)
UnitedHealth Group, Inc. (CBOE), strike price $25, expires 9/19/09	500	(290)
Visa, Inc. (CBOE), strike price $47.50, expires 9/19/09	605	(248)

		(3,953)

Total Options Written (premiums received—$10,324)		(7,723)

Total Investments net of options written (cost—$356,367)—100.1%		283,987

Other liabilities in excess of other assets—(0.1)%		(166)

Net Assets—100.0%		$283,821

Notes to Schedule of Investments:

(a)	All or partial amount segregated as collateral for options written.
(b)	Non-income producing.

Glossary:

ADR—American Depositary Receipt

CBOE—Chicago Board Options Exchange

Notes to Schedule of Investments:

Other Investments:

(1) Transactions in options written for the nine months ended March 31, 2009:

	Contracts	Premiums
Options outstanding, June 30, 2008	41,684	$10,488
Options written	55,630	16,364
Options terminated in closing transactions	(49,447)	(12,871)
Options exercised	(3,356)	(654)
Options expired	(13,117)	(3,003)

Options outstanding, March 31, 2009	31,394	$10,324

Fair Value Measurements—Effective July 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157. Fair Value Measurements (“SFAS 157”). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of the fair value measurements. Under this standard, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy under SFAS 157 are described below:

•	Level 1—quoted prices in active markets for identical investments that the Fund has the ability to access

•

Level 2—valuations based on other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.), or quotes from inactive exchanges

•	Level 3—valuations based on significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The valuation techniques used by the Fund to measure fair value during the nine months ended March 31, 2009 maximized the use of observable inputs and minimized the use of unobservable inputs. The Fund utilized the option adjusted spread pricing.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used at March 31, 2009 in valuing the Fund’s investments carried at value (amounts in thousands):

	Investments in Securities
Valuation Inputs	Assets	Liabilities
Level 1—Quoted Prices	$285,111	$(7,723)
Level 2—Other Significant Observable Inputs	6,599	—
Level 3—Significant Unobservable Inputs	—	—

Total	$291,710	$(7,723)

Schedule of Investments

RCM Mid-Cap Fund

March 31, 2009 (unaudited)

	Shares	Value* (000s)
COMMON STOCK—97.9%

Aerospace—1.0%
Alliant Techsystems, Inc. (a)	3,196	$214
Goodrich Corp.	5,305	201

		415

Building/Construction—0.3%
KB Home	9,000	119

Capital Goods—4.5%
BorgWarner, Inc.	3,300	67
Cooper Industries Ltd., Class A	8,518	220
Cummins, Inc.	14,670	374
Fluor Corp.	6,500	225
Foster Wheeler AG (a)	3,855	67
J.B. Hunt Transport Services, Inc.	8,185	197
Roper Industries, Inc.	8,845	376
URS Corp. (a)	8,000	323

		1,849

Communications—0.4%
MetroPCS Communications, Inc. (a)	9,770	167

Consumer Discretionary—12.4%
Advance Auto Parts, Inc.	5,805	238
Avon Products, Inc.	8,415	162
Bed Bath & Beyond, Inc. (a)	2,600	64
Copart, Inc. (a)	11,465	340
Dollar Tree Stores, Inc. (a)	10,470	466
Kohl’s Corp. (a)	19,650	832
Macy’s, Inc.	56,335	501
Marriott International, Inc., Class A	11,900	195
Marvel Entertainment, Inc. (a)	3,590	95
Navistar International Corp. (a)	10,925	366
O’Reilly Automotive, Inc. (a)	6,820	239
Ross Stores, Inc.	21,728	780
Shoppers Drug Mart Corp.	7,278	250
Starbucks Corp. (a)	26,100	290
Yum! Brands, Inc.	11,715	322

		5,140

Consumer Services—7.0%
Apollo Group, Inc., Class A (a)	9,485	743
Capella Education Co. (a)	2,500	132
Corinthian Colleges, Inc. (a)	8,650	168
Crown Holdings, Inc. (a)	9,310	212
DeVry, Inc.	10,920	526
Owens-Illinois, Inc. (a)	41,245	596
Quanta Services, Inc. (a)	24,922	535

		2,912

Consumer Staples—5.0%
Clorox Co.	11,810	608
Flowers Foods, Inc.	9,165	215
Hansen Natural Corp. (a)	14,435	520
Kroger Co.	13,155	279
Molson Coors Brewing Co., Class B	13,100	449

		2,071

Energy—8.4%
Consol Energy, Inc.	4,915	124
Core Laboratories NV	2,680	196
First Solar, Inc. (a)	205	27
Massey Energy Co.	9,500	96
Murphy Oil Corp.	7,330	328
National-Oilwell Varco, Inc. (a)	6,525	187
Noble Energy, Inc.	2,745	148
Peabody Energy Corp.	5,345	134
PetroHawk Energy Corp. (a)	31,640	608
Smith International, Inc.	16,325	351
Southwestern Energy Co. (a)	25,381	754
Weatherford International Ltd. (a)	46,799	518

		3,471

Environmental Services—1.2%
Republic Services, Inc.	28,930	496

Financial Services—8.2%
AON Corp.	3,505	143
Arch Capital Group Ltd. (a)	5,000	269
IntercontinentalExchange, Inc. (a)	7,645	569

Financial Services (continued)
Invesco Ltd.	35,610	494
Lazard Ltd., Class A	20,986	617
M&T Bank Corp.	3,030	137
Northern Trust Corp.	10,657	638
State Street Corp.	13,270	408
Zions Bancorporation	13,710	135

		3,410

Healthcare—13.5%
Aetna, Inc.	7,100	173
Allergan, Inc.	15,630	746
AmerisourceBergen Corp.	10,815	353
DaVita, Inc. (a)	11,890	523
Edwards Lifesciences Corp. (a)	4,055	246
Express Scripts, Inc. (a)	11,655	538
Icon PLC ADR (a)	7,540	122
Illumina, Inc. (a)	16,565	617
Intuitive Surgical, Inc. (a)	1,360	130
Life Technologies Corp. (a)	2,480	80
LifePoint Hospitals, Inc. (a)	2,450	51
Onyx Pharmaceuticals, Inc. (a)	2,710	77
OSI Pharmaceuticals, Inc. (a)	4,255	163
Perrigo Co.	2,015	50
Psychiatric Solutions, Inc. (a)	5,870	92
Qiagen NV (a)	29,990	479
Shire Pharmaceuticals Group PLC ADR	5,360	193
St. Jude Medical, Inc. (a)	10,415	378
United Therapeutics Corp. (a)	2,740	181
Vertex Pharmaceuticals, Inc. (a)	13,805	397

		5,589

Schedule of Investments

RCM Mid-Cap Fund

March 31, 2009 (unaudited)

	Shares	Value* (000s)
Industrial—0.0%
AGCO Corp. (a)	600	12

Materials & Processing—3.8%
Air Products & Chemicals, Inc.	7,530	424
Cliffs Natural Resources, Inc.	13,520	245
Ecolab, Inc.	7,365	256
Intrepid Potash, Inc. (a)	8,945	165
Nucor Corp.	1,155	44
Precision Castparts Corp.	7,170	429

		1,563

Oil & Gas—0.4%
Diamond Offshore Drilling, Inc.	2,760	174

Technology—29.1%
Activision Blizzard, Inc. (a)	76,588	801
Agilent Technologies, Inc. (a)	6,690	103
Akamai Technologies, Inc. (a)	13,820	268
Amazon.com, Inc. (a)	3,595	264
Ametek, Inc.	27,534	861
Analog Devices, Inc.	22,040	425
Atmel Corp. (a)	33,900	123
Autodesk, Inc. (a)	23,855	401
Check Point Software Technologies (a)	22,930	509
Citrix Systems, Inc. (a)	21,655	490
Crown Castle International Corp. (a)	2,990	61
Electronic Arts, Inc. (a)	5,350	97
Fiserv, Inc. (a)	10,250	374
Juniper Networks, Inc. (a)	37,405	563
Liberty Media Corp., Ser. A (a)	28,110	561
Linear Technology Corp.	8,235	189
Marvell Technology Group Ltd. (a)	48,420	444
Maxim Integrated Products, Inc.	31,766	420
McAfee, Inc. (a)	11,670	391
Mettler Toledo International, Inc. (a)	3,800	195
Microchip Technology, Inc.	21,290	451
National Semi-conductor Corp.	7,365	76
Netapp, Inc. (a)	22,990	341
ON Semi-conductor Corp. (a)	83,915	327
Palm, Inc. (a)	45,642	394
PMC-Sierra, Inc. (a)	39,615	253
Salesforce.com, Inc. (a)	13,725	449
SBA Communications Corp., Class A (a)	28,645	667
Scripps Networks Interactive, Inc., Class A	12,700	286
Thermo Fisher Scientific, Inc. (a)	11,110	396
Vmware, Inc., Class A (a)	5,100	121
Xilinx, Inc.	20,220	387
Yahoo!, Inc. (a)	29,475	378

		12,066

Transportation—1.8%
CSX Corp.	10,870	281
Expeditors International Washington, Inc.	7,670	217
HUB Group, Inc., Class A (a)	14,910	253

		751

Utilities—0.9%
NRG Energy, Inc. (a)	13,850	244
PPL Corp.	4,690	134

		378

Total Common Stock (cost—$47,940)		40,583

Schedule of Investments

RCM Mid-Cap Fund

March 31, 2009 (unaudited)

	Principal Amount (000s)
Repurchase Agreement—1.6%
State Street Bank & Trust Co., dated 3/31/09, 0.10%, due 4/1/09, proceeds $649; collateralized by Freddie Mac, 2.00% due 3/16/11, valued at $662 including accrued interest (cost—$649)	$649	649

Total Investments (cost—$48,589)—99.5%		41,232

Other assets less liabilities—0.5%		222

Net Assets—100.0%		$41,454

Notes to Schedule of Investments:

(a)	Non-income producing.

Glossary:

ADR—American Depositary Receipt

Fair Value Measurements—Effective July 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157. Fair Value Measurements (“SFAS 157”). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of the fair value measurements. Under this standard, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy under SFAS 157 are described below:

•	Level 1—quoted prices in active markets for identical investments that the Fund has the ability to access

•

Level 2—valuations based on other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.), or quotes from inactive exchanges

•	Level 3—valuations based on significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The valuation techniques used by the Fund to measure fair value during the nine months ended March 31, 2009 maximized the use of observable inputs and minimized the use of unobservable inputs.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used at March 31, 2009 in valuing the Fund’s investments carried at value (amounts in thousands):

Valuation Inputs	Investments in Securities
Level 1—Quoted Prices	$40,583
Level 2—Other Significant Observable Inputs	649
Level 3—Significant Unobservable Inputs	—

Total	$41,232

Schedule of Investments

RCM Small-Cap Growth Fund

March 31, 2009 (unaudited)

	Shares	Value* (000s)
COMMON STOCK—94.6%
Aerospace—1.4%
BE Aerospace, Inc. (a)	2,116	$18
Spirit Aerosystems Holdings, Inc., Class A (a)	1,177	12

		30

Building/Construction—0.7%
M.D.C. Holdings, Inc.	170	5
Toll Brothers, Inc. (a)	555	10

		15

Capital Goods—6.7%
Aecom Technology Corp. (a)	644	17
Amerigon, Inc., Class A (a)	3,525	13
Autoliv, Inc.	302	6
Barnes Group, Inc.	1,093	12
BorgWarner, Inc.	463	9
Clean Harbors, Inc. (a)	439	21
Snap-On, Inc.	908	23
SPX Corp.	313	15
Stanley, Inc. (a)	765	19
URS Corp. (a)	312	12

		147

Chemicals—1.5%
Airgas, Inc.	619	21
Intrepid Potash, Inc. (a)	610	11

		32

Commercial Services—4.4%
American Public Education, Inc. (a)	391	16
Gartner, Inc. (a)	1,430	16
ICF International, Inc. (a)	455	10
Parexel International Corp. (a)	1,565	15
Quanta Services, Inc. (a)	495	11
Riskmetrics Group, Inc. (a)	1,095	16
Team, Inc. (a)	1,155	14

		98

Consumer Discretionary—11.6%
Alberto-Culver Co.	970	22
Brinker International, Inc.	1,050	16
Chattem, Inc. (a)	356	20
CKE Restaurants, Inc.	2,490	21
Dollar Tree Stores, Inc. (a)	419	19
DTS, Inc. (a)	985	24
Flowers Foods, Inc.	740	17
Gymboree Corp. (a)	855	18
Hansen Natural Corp. (a)	508	18
Hibbett Sports, Inc. (a)	850	16
MSC Industrial Direct Co., Class A	620	19
Ulta Salon Cosmetics & Fragrance, Inc. (a)	2,365	16
Warnaco Group, Inc. (a)	1,215	29

		255

Consumer Services—8.8%
Aaron Rents, Inc., Class B	870	23
Capella Education Co. (a)	412	22
Corinthian Colleges, Inc. (a)	1,435	28
Factset Research Systems, Inc.	807	40
Geo Group, Inc. (a)	1,360	18
HMS Holdings Corp. (a)	700	23
Packaging Corp. of America	1,400	18
Silgan Holdings, Inc.	395	21

		193

Consumer Staples—0.9%
United Natural Foods, Inc. (a)	1,090	21

Energy—4.8%
Arena Resources, Inc. (a)	490	12
Carrizo Oil & Gas, Inc. (a)	1,340	12
Concho Resources, Inc. (a)	548	14
EXCO Resources, Inc. (a)	1,565	16
Goodrich Petroleum Corp. (a)	625	12
Penn Virginia Corp.	1,140	13
Superior Energy Services, Inc. (a)	1,395	18
T-3 Energy Services, Inc. (a)	671	8

		105

Financial Services—9.1%
Affiliated Managers Group, Inc. (a)	401	$17
Alexandria Real Estate Equities, Inc., REIT	441	16
Argo Group International Holdings Ltd. (a)	690	21
City National Corp.	485	16
Corporate Office Properties Trust, REIT	649	16
EastGroup Properties, Inc., REIT	410	12
GFI Group, Inc.	3,465	11
IBERIABANK Corp.	348	16
Lazard Ltd., Class A	675	20
PrivateBancorp, Inc.	1,020	15
Stifel Financial Corp. (a)	450	19
Tower Group, Inc.	860	21

		200

Healthcare—17.1%
Alexion Pharmaceuticals, Inc. (a)	405	15
Alliance Imaging, Inc. (a)	2,665	18
Amedisys, Inc. (a)	390	11
Cardionet, Inc. (a)	735	21
Eurand NV (a)	1,628	18
Genoptix, Inc. (a)	627	17
Human Genome Sciences, Inc. (a)	4,225	4
Icon PLC ADR (a)	811	13
Illumina, Inc. (a)	780	29
Immucor, Inc. (a)	1,022	26
Masimo Corp. (a)	600	17
Myriad Genetics, Inc. (a)	434	20
Natus Medical, Inc. (a)	1,538	13
NuVasive, Inc. (a)	493	15
Onyx Pharmaceuticals, Inc. (a)	520	15
OSI Pharmaceuticals, Inc. (a)	385	15
Psychiatric Solutions, Inc. (a)	1,359	21
Sun Healthcare Group, Inc. (a)	2,501	21
Thoratec Corp. (a)	705	18
United Therapeutics Corp. (a)	236	16
Volcano Corp. (a)	1,168	17
Wright Medical Group, Inc. (a)	1,230	16

		376

Hotels/Gaming—1.0%
Bally Technologies, Inc. (a)	1,200	22

Schedule of Investments RCM Small-Cap Growth Fund March 31, 2009 (unaudited)

	Shares	Value* (000s)
Industrial—1.1%
Harsco Corp.	1,055	24

Materials & Processing—0.7%
Kaydon Corp.	575	16

Technology—18.6%
AsiaInfo Holdings, Inc. (a)	1,489	25
Atmel Corp. (a)	5,285	19
Blackboard, Inc. (a)	715	23
Cybersource Corp. (a)	380	6
Data Domain, Inc. (a)	1,150	14
Intersil Corp., Class A	2,010	23
JDA Software Group, Inc. (a)	1,905	22
Macrovision Solutions Corp. (a)	955	17
MedAssets, Inc. (a)	1,330	19
Mettler Toledo International, Inc. (a)	336	17
Microsemi Corp. (a)	1,173	14
Monolithic Power Systems, Inc. (a)	1,505	23
National Semi-conductor Corp.	1,070	11
Netlogic Microsystems, Inc. (a)	520	14
Nuance Communications, Inc. (a)	1,625	18
ON Semi-conductor Corp. (a)	5,455	21
Palm, Inc. (a)	2,627	23
Phase Forward, Inc. (a)	800	10
Progress Software Corp. (a)	1,005	17
Salesforce.com, Inc. (a)	387	13
Solera Holdings, Inc. (a)	1,260	31
Teradyne, Inc. (a)	2,950	13
Vocus, Inc. (a)	1,102	15

		408

Telecommunications—3.6%
ADC Telecommunications, Inc. (a)	4,115	18
Comtech Telecommunications Corp. (a)	535	13
Leap Wireless International, Inc. (a)	584	20
NTELOS Holdings Corp.	580	11
Switch & Data Facilities Co., Inc. (a)	1,877	17

		79

Transportation—1.6%
Atlas Air Worldwide Holdings, Inc. (a)	1,132	20
UTI Worldwide, Inc.	1,285	15

		35

Utilities—1.0%
Avista Corp.	1,620	22

Total Common Stock (cost—$2,474)		2,078

Schedule of Investments RCM Small-Cap Growth Fund March 31, 2009 (unaudited)

	Principal Amount (000s)
Repurchase Agreement—5.2%
State Street Bank & Trust Co., dated 3/31/09, 0.10%, due 4/1/09, proceeds $115; collateralized by Freddie Mac, 4.50% due 1/15/13, valued at $121 including accrued interest (cost—$115)	$115	115

Total Investments (cost—$2,589)—99.8%		2,193

Other assets less liabilities—0.2%		4

Net Assets—100.0%		$2,197

Notes to Schedule of Investments:

(a)	Non-income producing.

Glossary:

ADR—American Depositary Receipt

REIT—Real Estate Investment Trust

Fair Value Measurements—Effective July 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157. Fair Value Measurements (“SFAS 157”). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of the fair value measurements. Under this standard, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy under SFAS 157 are described below:

•	Level 1—quoted prices in active markets for identical investments that the Fund has the ability to access

•

Level 2—valuations based on other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.), or quotes from inactive exchanges

•	Level 3—valuations based on significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The valuation techniques used by the Fund to measure fair value during the nine months ended March 31, 2009 maximized the use of observable inputs and minimized the use of unobservable inputs.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used at March 31, 2009 in valuing the Fund’s investments carried at value (amount in thousands):

Valuation Inputs	Investments in Securities
Level 1—Quoted Prices	$2,078
Level 2—Other Significant Observable Inputs	115
Level 3—Significant Unobservable Inputs	—

Total	$2,193

Schedule of Investments

RCM Strategic Growth Fund

March 31, 2009 (unaudited)	Shares	Value* (000s)
COMMON STOCK—100.3%
Aerospace—0.3%
General Dynamics Corp.	317	$13

Airlines—0.5%
Delta Air Lines, Inc. (b)	3,335	19

Capital Goods—0.6%
Deere & Co.	395	13
Fluor Corp.	365	13

		26

Commercial Services—1.6%
Apollo Group, Inc., Class A (b)	400	31
DeVry, Inc.	660	32

		63

Consumer Discretionary—16.9%
Avon Products, Inc. (a)	3,800	73
CVS Corp. (a)	2,055	57
GameStop Corp., Class A (b)	1,228	34
Kohl’s Corp. (b)	1,215	52
Kroger Co. (a)	1,335	28
Lowe’s Cos., Inc.	515	9
Macrovision Solutions Corp. (b)	1,300	23
Macy’s, Inc.	8,800	78
McDonald’s Corp. (a)	2,026	111
Nike, Inc., Class B (a)	1,285	60
Nordstrom, Inc.	1,782	30
O’Reilly Automotive, Inc. (b)	340	12
Wal-Mart Stores, Inc. (a)	2,182	114

		681

Consumer Services—0.6%
Quanta Services, Inc. (b)	1,195	26

Consumer Staples—3.2%
Clorox Co. (a)	1,278	66
Coca-Cola Co. (a)	676	30
Colgate-Palmolive Co.	584	34

		130

Energy—10.7%
Concho Resources, Inc. (a)(b)	1,925	49
Devon Energy Corp. (a)	1,400	63
First Solar, Inc. (a)(b)	388	51
National-Oilwell Varco, Inc. (a)(b)	1,485	43
Schlumberger Ltd. (a)	1,118	45
Southwestern Energy Co. (a)(b)	3,018	90
Transocean Ltd. (b)	956	56
Weatherford International Ltd. (b)	2,905	32

		429

Exchange-Traded Funds—7.8%
iPath S&P GSCI Crude Oil Total Return Index ETN (a)(b)	3,670	69
Oil Service HOLDRs Trust	435	32
Powershares QQQ Trust (a)	3,245	99
SPDR Gold Trust (b)	435	39
SPDR Trust, Series 1	920	73

		312

Financial Services—6.9%
Charles Schwab Corp.	3,590	56
Goldman Sachs Group, Inc.	550	58
IntercontinentalExchange, Inc. (a)(b)	374	28
Invesco Ltd. (a)	3,280	45
JPMorgan Chase & Co.	2,400	64
Northern Trust Corp.	436	26

		277

Healthcare—11.0%
Abbott Laboratories	725	34
Allergan, Inc.	706	34
Amgen, Inc. (a)(b)	1,000	49
Celgene Corp. (a)(b)	932	41
DaVita, Inc. (b)	455	20
Express Scripts, Inc. (b)	598	28
Gilead Sciences, Inc. (a)(b)	2,335	108
Schering-Plough Corp.	1,045	25
St. Jude Medical, Inc. (b)	595	22
Teva Pharmaceutical Industries Ltd. ADR (a)	1,528	69
Vertex Pharmaceuticals, Inc. (b)	485	14

		444

	Shares	Value* (000s)
Index Funds—1.0%
Semiconductor HOLDRs Trust	2,000	$38

Materials & Processing—4.1%
Air Products & Chemicals, Inc.	505	28
Monsanto Co. (a)	1,353	113
Precision Castparts Corp.	266	16
U.S. Steel Corp.	440	9

		166

Oil & Gas—1.7%
Exxon Mobil Corp. (a)	1,032	70

Technology—30.1%
Activision Blizzard, Inc. (a)(b)	4,975	52
Adobe Systems, Inc. (b)	1,700	36
Amazon.com, Inc. (a)(b)	1,325	97
American Tower Corp., Class A (a)(b)	945	29
Analog Devices, Inc.	775	15
Apple, Inc. (a)(b)	1,150	121
Cisco Systems, Inc. (b)	1,800	30
Crown Castle International Corp. (b)	1,060	22
Google, Inc., Class A (a)(b)	319	111
Intel Corp. (a)	2,540	38
Itron, Inc. (b)	372	17
Juniper Networks, Inc. (b)	330	5
Marvell Technology Group Ltd. (b)	4,317	39
McAfee, Inc. (b)	1,020	34
MEMC Electronic Materials, Inc. (b)	1,800	30
Microsoft Corp. (a)	6,205	114
NVIDIA Corp. (b)	5,645	56
Oracle Corp. (b)	3,455	63
QUALCOMM, Inc. (a)	2,786	109
Research In Motion Ltd. (b)	230	10
Salesforce.com, Inc. (a)(b)	1,040	34
Texas Instruments, Inc.	2,440	40
Thermo Fisher Scientific, Inc. (a)(b)	3,000	107
Yahoo!, Inc. (b)	315	4

		1,213

Telecommunications—2.0%
AT&T, Inc. (a)	3,200	81

Transportation—1.3%
Burlington Northern Santa Fe Corp.	295	18
FedEx Corp.	800	35

		53

Total Common Stock (cost—$4,632)		4,041

SHORT-TERM INVESTMENTS—7.7%
	Principal Amount (000s)
U.S. Treasury Bill—5.1%
1.01%, 5/7/09-6/11/09 (cost—$205)	$205	205

Repurchase Agreement—2.6%
State Street Bank & Trust Co., dated 3/31/09, 0.10%, due 4/1/09, proceeds $105; collateralized by Freddie Mac, 4.50% due 1/15/13, valued at $110 including accrued interest (cost—$105)	105	105

Total Short-Term Investments (cost—$310)		310

Schedule of Investments

RCM Strategic Growth Fund

March 31, 2009 (unaudited)

	Contracts	Value* (000s)
OPTIONS PURCHASED (a)—1.6%
Call Options—1.6%
DIRECTV Group, Inc. (CBOE),
strike price $22.50, expires 1/16/10	32	$14
Electronic Arts, Inc. (CBOE),
strike price $60, expires 1/16/10	3	— (c)
Intel Corp. (CBOE),
strike price $15, expires 1/16/10	64	16
Palm, Inc. (CBOE),
strike price $12.50, expires 1/16/10	12	2
PowerShares QQQ (CBOE),
strike price $29, expires 5/16/09	50	12
SPDR Trust (CBOE),
strike price $75, expires 5/16/09	22	17
Yahoo, Inc. (CBOE),
strike price $15, expires 1/16/10	22	4

Total Options Purchased (cost—$47)		65

Total Investments before options written and securities sold short
(cost—$4,989)—109.6%		4,416

OPTIONS WRITTEN (a)—(8.7)%
Call Options—(5.6)%
Abbott Laboratories (CBOE),
strike price $55, expires 8/22/09	7	(1)
Adobe Systems, Inc. (CBOE),
strike price $17.50, expires 4/18/09	17	(7)
Amazon.com, Inc. (CBOE),
strike price $65, expires 7/18/09	7	(11)
strike price $80, expires 1/16/10	6	(8)
American Tower Corp. (CBOE),
strike price $35, expires 1/16/10	9	(3)
Amgen, Inc. (CBOE),
strike price $70, expires 1/16/10	10	(1)
AMR Corp. (CBOE),
strike price $9, expires 5/16/09	34	— (c)
Apollo Group, Inc. (CBOE),
strike price $100, expires 8/22/09	4	(2)
Apple, Inc. (CBOE),
strike price $115, expires 10/17/09	6	(7)
AT&T, Inc. (CBOE),
strike price $17.50, expires 1/16/10	16	(13)
Avon Products, Inc. (CBOE),
strike price $20, expires 1/16/10	38	(10)
Charles Schwab Corp. (CBOE),
strike price $20, expires 6/20/09	17	(1)
Cisco Systems, Inc. (CBOE),
strike price $17.50, expires 1/16/10	18	(4)

Schedule of Investments

RCM Strategic Growth Fund

March 31, 2009 (unaudited)

	Contracts	Value* (000s)
Clorox Co. (CBOE),
strike price $55, expires 1/16/10	6	$(2)
Corning, Inc. (CBOE),
strike price $15, expires 5/16/09	32	(2)
CVS Caremark Corp. (CBOE),
strike price $30, expires 8/22/09	10	(2)
Delta Air Lines, Inc. (CBOE),
strike price $7.50, expires 6/20/09	95	(6)
Devon Energy Corp. (CBOE),
strike price $55, expires 1/16/10	14	(8)
DeVry, Inc. (CBOE),
strike price $75, expires 5/16/09	17	— (c)
DIRECTV Group, Inc. (CBOE),
strike price $30, expires 1/16/10	32	(5)
FedEx Corp. (CBOE),
strike price $70, expires 1/16/10	8	(1)
First Solar, Inc. (CBOE),
strike price $175, expires 6/20/09	2	(1)
Fluor Corp. (CBOE),
strike price $40, expires 4/18/09	10	— (c)
Genentech, Inc. (CBOE),
strike price $105, expires 1/16/10	5	— (c)
Intel Corp. (CBOE),
strike price $20, expires 1/16/10	64	(5)
Intuitive Surgical, Inc. (CBOE),
strike price $150, expires 7/18/09	8	(1)
JPMorgan Chase & Co. (CBOE),
strike price $20, expires 4/18/09	24	(17)
Kohl’s Corp. (CBOE),
strike price $40, expires 7/18/09	6	(4)
Kroger Co. (CBOE),
strike price $27.50, expires 4/18/09	11	— (c)
Macrovision Solutions Corp. (CBOE),
strike price $20, expires 1/16/10	13	(3)
Macy’s, Inc. (CBOE),
strike price $5, expires 1/16/10	44	(21)
strike price $7.50, expires 8/22/09	44	(12)
McDonald’s Corp. (CBOE),
strike price $65, expires 1/16/10	10	(2)
MEMC Electronic Materials, Inc. (CBOE),
strike price $20, expires 7/18/09	11	(2)
Microsoft Corp. (CBOE),
strike price $20, expires 4/18/09	18	— (c)
strike price $20, expires 10/17/09	26	(5)
Nike, Inc. (CBOE),
strike price $60, expires 1/16/10	12	(4)
NVIDIA Corp. (CBOE),
strike price $7.50, expires 1/16/10	26	(10)
Oil Service HLDRs Trust (CBOE),
strike price $60, expires 7/18/09	2	(4)
Qualcomm, Inc. (CBOE),
strike price $42.50, expires 4/18/09	7	— (c)
Research In Motion Ltd. (CBOE),
strike price $50, expires 1/16/10	9	(7)
Salesforce.com, Inc. (CBOE),
strike price $30, expires 5/16/09	4	(2)
SPDR Trust (CBOE),
strike price $90, expires 12/19/09	22	(13)
Texas Instruments, Inc. (CBOE),
strike price $15, expires 4/18/09	18	(3)
Thermo Fisher Scientific, Inc. (CBOE),
strike price $40, expires 9/19/09	30	(7)
Wal-Mart Stores, Inc. (CBOE),
strike price $55, expires 9/19/09	15	(5)
Waters Corp. (CBOE),
strike price $35, expires 5/16/09	5	(2)

		(224)

Put Options—(3.1)%
Amazon.com, Inc. (CBOE),
strike price $50, expires 4/18/09	8	— (c)
Amgen, Inc. (CBOE),
strike price $45, expires 1/16/10	10	(6)
Apollo Group, Inc. (CBOE),
strike price $70, expires 8/22/09	4	(3)

	Contracts	Value* (000s)
Apple, Inc. (CBOE),
strike price $70, expires 1/16/10	8	$(4)
Best Buy Co., Inc. (CBOE),
strike price $30, expires 6/20/09	10	(2)
Corning, Inc. (CBOE),
strike price $12.50, expires 8/22/09	32	(6)
DeVry, Inc. (CBOE),
strike price $45, expires 5/16/09	17	(5)
DIRECTV Group, Inc. (CBOE),
strike price $17.50, expires 1/16/10	32	(6)
FedEx Corp. (CBOE),
strike price $40, expires 1/16/10	8	(5)
First Solar, Inc. (CBOE),
strike price $95, expires 4/18/09	4	— (c)
GameStop Corp. (CBOE),
strike price $25, expires 1/16/10	9	(4)
Gilead Sciences, Inc. (CBOE),
strike price $40, expires 5/16/09	22	(2)
Goldman Sachs Group, Inc. (CBOE),
strike price $50, expires 7/18/09	5	(1)
strike price $80, expires 4/18/09	5	— (c)
Google, Inc. (CBOE),
strike price $290, expires 4/18/09	2	— (c)
Hewlett Packard Co. (CBOE),
strike price $30, expires 1/16/10	24	(10)
Intel Corp. (CBOE),
strike price $12.50, expires 1/16/10	64	(10)
IntercontinentalExchange, Inc. (CBOE),
strike price $55, expires 1/16/10	11	(10)
JPMorgan Chase & Co. (CBOE),
strike price $20, expires 5/16/09	18	(2)
Juniper Networks, Inc. (CBOE),
strike price $12.50, expires 1/16/10	63	(10)
Lowe’s Cos., Inc. (CBOE),
strike price $15, expires 4/18/09	34	— (c)
strike price $15, expires 1/16/10	41	(9)
Macrovision Solutions Corp. (CBOE),
strike price $10, expires 1/16/10	13	(1)
Microsoft Corp. (CBOE),
strike price $16, expires 7/18/09	20	(2)
National-Oilwell Varco, Inc. (CBOE),
strike price $22.50, expires 4/18/09	24	(1)
Oil Service HLDRs Trust (CBOE),
strike price $70, expires 4/18/09	4	(1)
Oracle Corp. (CBOE),
strike price $15, expires 6/20/09	17	(1)
PowerShares QQQ (CBOE),
strike price $25, expires 5/16/09	50	(2)
Research In Motion Ltd. (CBOE),
strike price $35, expires 1/16/10	8	(5)
SPDR Gold Shares (CBOE),
strike price $88, expires 4/18/09	2	— (c)
State Street Bank & Trust Co. (CBOE),
strike price $22.50, expires 4/18/09	24	(2)
Thermo Fisher Scientific, Inc. (CBOE),
strike price $30, expires 9/19/09	26	(5)
United States Steel Corp. (CBOE),
strike price $20, expires 4/18/09	10	(2)
Walt Disney Co. (CBOE),
strike price $15, expires 10/17/09	34	(4)
Yahoo, Inc. (CBOE),
strike price $10, expires 1/16/10	22	(3)

		(124)

Total Options Written (premiums received—$528)		(348)

Schedule of Investments

RCM Strategic Growth Fund

March 31, 2009 (unaudited)

SECURITIES SOLD SHORT—(0.6)%
	Shares	Value* (000s)
Financial Services—(0.4)%
T. Rowe Price Group, Inc.	590	$(17)

Technology—(0.2)%
Juniper Networks, Inc. (b)	525	(8)

Total Securities Sold Short (proceeds—$29)		(25)

Total Investments net of options written and securities sold short (cost—$4,432)—100.3%		4,043

Other liabilities in excess of other assets—(0.3)%		(14)

Net Assets—100.0%		$4,029

Notes to Schedule of Investments:

(a)	Non-income producing.
(b)	All or partial amount segregated as collateral for options written and securities sold short.
(c)	Amount less than $500

Glossary:

ADR—American Depositary Receipt

CBOE—Chicago Board Options Exchange

Other Investments:

(1)	Transactions in options written for the nine months ended March 31, 2009:

	Contracts	Premiums
Options outstanding, June 30, 2008	1,955	$575
Options written	3,793	1,280
Options terminated in closing transactions	(2,836)	(983)
Options exercised	(122)	(90)
Options expired	(1,256)	(254)

Options outstanding, March 31, 2009	1,534	$528

Fair Value Measurements—Effective July 1, 2008, the Fund adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“SFAS 157”). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of the fair value measurements. Under this standard, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy under SFAS 157 are described below:

•	Level 1—quoted prices in active markets for identical investments that the Fund has the ability to access.

•

Level 2—valuations based on other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.), or quotes from inactive exchanges.

•	Level 3—valuations based on significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The valuation techniques used by the Fund to measure fair value during the nine months ended March 31, 2009 maximized the use of observable inputs and minimized the use of unobservable inputs.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used at March 31, 2009 in valuing the Fund’s investments carried at value (amounts in thousands):

	Investments in Securities
Valuation Inputs	Assets	Liabilities
Level 1—Quoted Prices	$4,106	$(352)
Level 2—Other Significant Observable Inputs	310	(13)
Level 3—Significant Unobservable Inputs	—	—

Total	$4,416	$(365)

Disclosures about Derivative Instruments and Hedging Activities—Effective January 1, 2009, the Fund adopted FASB Statement of Financial Standards No. 161 “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”). This standard is an amendment to FASB Statement No. 133 (“FASB 133”), which expands the disclosure requirements of FAS 133 regarding an entity’s derivative instruments and hedging activities.

The following is a summary of the fair valuations of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2009 (amounts in thousands):

Derivatives Fair Value
Interest rate contracts	$—
Foreign exchange contracts	—
Credit contracts	—
Equity contracts	(348)
Other contracts	—

Total	$(348)

Schedule of Investments

RCM Technology Fund

March 31, 2009 (unaudited)

	Shares	Value* (000s)
COMMON STOCK—87.0%
Capital Goods—0.9%
ABB Ltd. (d)	221,246	$3,086
ABB Ltd. ADR	211,895	2,954
Fluor Corp.	1,000	34

		6,074

Chemicals—2.1%
Monsanto Co.	174,600	14,509

Commercial Services—0.1%
Quanta Services, Inc. (d)	28,475	611

Consumer Discretionary—1.2%
Nintendo Co., Ltd.	29,070	8,504

Consumer Services—2.6%
Accenture Ltd., Class A	162,240	4,460
Capita Group PLC	1,178,961	11,466
Paychex, Inc.	97,460	2,502
SAIC, Inc. (d)	100	2

		18,430

Energy—0.8%
First Solar, Inc. (d)	31,970	4,243
Solar World AG	2,110	43
Suntech Power Holdings Co., Ltd. ADR (d)	134,290	1,570

		5,856

Healthcare—0.9%
St. Jude Medical, Inc. (d)	173,800	6,314

Index Funds—0.5%
Semiconductor HOLDRs Trust	187,600	3,508

Technology—75.2%
Activision Blizzard, Inc. (c)(d)	1,365,555	14,284
Alibaba.com Ltd. (d)	1,000	1
Amazon.com, Inc. (c)(d)	52,650	3,867
Amphenol Corp., Class A	180,075	5,130
Analog Devices, Inc.	202,450	3,901
Apple, Inc. (c)(d)	474,780	49,909
Ariba, Inc. (d)	90,635	791
Autonomy Corp. PLC (d)	151,760	2,833
Baidu.com, Inc. ADR (d)	41,480	7,325
BMC Software, Inc. (c)(d)	582,275	19,215
CA, Inc. (c)	241,740	4,257
Cognizant Technology Solutions Corp., Class A (c)(d)	798,287	16,596
Comcast Corp., Class A (c)	449,855	6,136
Concur Technologies, Inc. (d)	48,245	926
Cree, Inc. (d)	72,170	1,698
Ctrip.com International Ltd. ADR	100	3
Data Domain, Inc. (d)	880,990	11,074
DIRECTV Group, Inc. (d)	328,875	7,495
EMC Corp. (c)(d)	60,840	694
Energy Conversion Devices, Inc. (d)	32,825	436
Equinix, Inc. (d)	29,660	1,665
F5 Networks, Inc. (d)	67,135	1,407
Google, Inc., Class A (c)(d)	76,295	26,555
Hewlett-Packard Co. (c)	652,915	20,933
Intel Corp. (c)	714,115	10,747
International Business Machines Corp.	252,760	24,490
Itron, Inc. (c)(d)	63,020	2,984
Juniper Networks, Inc. (c)(d)	61,865	932
Kyocera Corp.	35,600	2,376
Lam Research Corp. (d)	244,040	5,557
Liberty Media Corp., Ser. A (d)	24,100	481
Linear Technology Corp.	146,400	3,364
Longtop Financial Technologies Ltd. ADR (d)	79,005	1,677
Mabuchi Motor Co., Ltd.	67,800	2,762
McAfee, Inc. (c)(d)	531,020	17,789
MEMC Electronic Materials, Inc. (d)	489,530	8,072
Microsoft Corp. (c)	1,204,395	22,125
National Semi-conductor Corp.	100	1
Netapp, Inc. (d)	747,240	11,089
Netease.com, Inc. ADR (c)(d)	766,445	20,579
Netflix, Inc. (d)	33,165	1,423
Nuance Communications, Inc. (d)	66,055	717
Omniture, Inc. (d)	57,355	757
ON Semi-conductor Corp. (c)(d)	3,009,570	11,737
Oracle Corp. (c)(d)	2,404,790	43,455

		Shares	Value* (000s)
QUALCOMM, Inc. (c)		1,034,440	$40,250
Red Hat, Inc. (d)		58,600	1,045
Riverbed Technology, Inc. (c)(d)		1,146,910	15,002
Salesforce.com, Inc. (c)(d)		226,230	7,405
Samsung Electronics Co., Ltd.		2,913	1,216
Samsung Electronics Co., Ltd. GDR (a)		4,765	973
SanDisk Corp. (d)		663,415	8,392
SAP AG ADR		24,700	872
Shanda Interactive Entertainment Ltd. ADR (d)		375,860	14,858
Synaptics, Inc. (d)		27,720	742
Taiwan Semiconductor Manufacturing Co., Ltd.		7,346,000	11,062
Taiwan Semi-conductor Manufacturing Co., Ltd. ADR		475,580	4,256
Tencent Holdings Ltd.		992,783	7,359
Texas Instruments, Inc.		498,995	8,238
Yahoo!, Inc. (d)		367,825	4,712

			526,627

Telecommunications—2.7%
American Tower Corp., Class A (c)(d)		249,450	7,591
Bharti Airtel Ltd. (d)		315,961	3,887
China Telecom Corp. Ltd. ADR		46,350	1,920
Cisco Systems, Inc. (d)		282,462	4,737
Nokia Corp. ADR		92,922	1,084

			19,219

Total Common Stock (cost—$606,256)			609,652

EXCHANGE-TRADED FUNDS—0.7%
Biotech HOLDRs Trust (cost—$4,294)		26,415	4,621

SHORT-TERM INVESTMENTS—15.0%

	Credit Rating (Moody’s/S&P)	Principal Amount (000s)

Convertible Bonds—2.0%
Goldman Sachs Group, Inc.,
zero coupon, 12/8/09 (a)	NR/NR	$76	6,129
1.00%, 3/29/10	A1/NR	9	8,073

Total Convertible Bonds (cost—$15,266)			14,202

Repurchase Agreement—13.0%
State Street Bank & Trust Co., dated 3/31/09, 0.10%, due 4/1/09, proceeds $91,057; collateralized by Federal Home Loan Bank, 0.95% due 3/30/10, valued at $2,883 including accrued interest and Freddie Mac, 7.00% due 3/15/10, valued at $89,999 including accrued interest (cost—$91,057)		91,057	91,057

Total Short-Term Investments (cost—$106,323)			105,259

Schedule of Investments

RCM Technology Fund

March 31, 2009 (unaudited)

	Contracts	Value* (000s)
OPTIONS PURCHASED (d)—2.9%
Call Options—2.9%
Amazon.com, Inc. (CBOE),
strike price $75, expires 7/18/09	1,774	$1,597
strike price $80, expires 7/18/09	500	366
Apple, Inc. (CBOE),
strike price $90, expires 4/18/09	600	948
Baidu.com (CBOE),
strike price $170, expires 9/19/09	300	1,047
Cisco Systems, Inc. (CBOE),
strike price $15, expires 4/18/09	5,961	1,109
Cognizant Technology Solutions Corp. (CBOE),
strike price $20, expires 4/18/09	2,000	360
Equinix, Inc. (CBOE),
strike price $50, expires 4/18/09	1,080	799
strike price $55, expires 6/20/09	1,053	758
First Solar, Inc. (CBOE),
strike price $125, expires 6/20/09	677	1,692
strike price $130, expires 9/19/09	600	1,937
Hewlett Packard Co. (CBOE),
strike price $32.50, expires 8/22/09	2,780	1,084
strike price $40, expires 1/16/10	5,309	1,301
International Business Machines Corp. (CBOE),
strike price $95, expires 4/18/09	3,674	1,653
Itron, Inc. (CBOE),
strike price $55, expires 5/16/09	898	178
Microsoft Corp. (CBOE),
strike price $22, expires 4/18/09	10,897	44
PowerShares QQQ (CBOE),
strike price $29, expires 5/16/09	10,757	2,668
Semiconductor HLDRs Trust (CBOE),
strike price $19, expires 5/16/09	10,800	1,285
Yahoo, Inc. (CBOE),
strike price $15, expires 1/16/10	7,600	1,345

Total Options Purchased (cost—$25,872)		20,171

Total Investments before options written and securities sold short (cost—$742,745)—105.6%		739,703

OPTIONS WRITTEN (d)—(6.9)%
Call Options—(4.0)%
Accenture Ltd. (CBOE),
strike price $35, expires 8/22/09	1,378	(69)
American Tower Corp. (CBOE),
strike price $32.50, expires 7/18/09	2,176	(511)
Apple, Inc. (CBOE),
strike price $95, expires 4/18/09	1,141	(1,267)
strike price $95, expires 7/18/09	2,200	(3,832)
ASML Holdings NV (CBOE),
strike price $20, expires 4/18/09	1,208	(30)
Automatic Data Processing, Inc. (CBOE),
strike price $40, expires 5/16/09	1,831	(79)
Baidu.com (CBOE),
strike price $220, expires 9/19/09	610	(1,003)
BMC Software, Inc. (CBOE),
strike price $30, expires 5/16/09	5,233	(2,303)
CA, Inc. (CBOE),
strike price $20, expires 8/22/09	3,507	(403)
Cisco Systems, Inc. (CBOE),
strike price $18, expires 4/18/09	9,326	(131)
Cognizant Technology Solutions Corp. (CBOE),
strike price $22.50, expires 7/18/09	3,500	(700)
Comcast Corp. (CBOE),
strike price $12.50, expires 10/17/09	5,000	(1,400)
strike price $20, expires 4/18/09	5,866	(18)

Schedule of Investments

RCM Technology Fund

March 31, 2009 (unaudited)

	Contracts	Value* (000s)
DIRECTV Group, Inc. (CBOE),
strike price $25, expires 6/20/09	4,717	$(566)
Equinix, Inc. (CBOE),
strike price $65, expires 6/20/09	2,080	(608)
First Solar, Inc. (CBOE),
strike price $170, expires 6/20/09	800	(664)
Google, Inc. (CBOE),
strike price $380, expires 6/20/09	106	(180)
strike price $400, expires 6/20/09	200	(216)
International Business Machines Corp. (CBOE),
strike price $95, expires 7/18/09	2,460	(2,460)
Itron, Inc. (CBOE),
strike price $65, expires 5/16/09	1,197	(48)
strike price $70, expires 5/16/09	793	(12)
Johnson & Johnson (CBOE),
strike price $60, expires 4/18/09	1,917	(15)
Juniper Networks, Inc. (CBOE),
strike price $21, expires 4/18/09	3,385	(25)
Lam Research Corp. (CBOE),
strike price $25, expires 6/20/09	3,770	(697)
Lockheed Martin Corp. (CBOE),
strike price $90, expires 6/20/09	766	(27)
McAfee, Inc. (CBOE),
strike price $40, expires 6/20/09	202	(17)
MEMC Electronic Materials, Inc. (CBOE),
strike price $17.50, expires 4/18/09	798	(77)
strike price $20, expires 10/17/09	3,117	(823)
Microsoft Corp. (CBOE),
strike price $21, expires 7/18/09	16,300	(1,467)
strike price $23, expires 4/18/09	5,794	(12)
strike price $24, expires 4/18/09	6,701	(7)
Monsanto Co. (CBOE),
strike price $90, expires 7/18/09	800	(545)
strike price $100, expires 4/18/09	742	(19)
NetApp, Inc. (CBOE),
strike price $15, expires 6/20/09	3,089	(494)
NetEase.com, Inc. (CBOE),
strike price $25, expires 6/20/09	1,373	(522)
Northrop Grumman Corp. (CBOE),
strike price $50, expires 5/16/09	1,834	(119)
Oracle Corp. (CBOE),
strike price $18, expires 6/20/09	9,860	(1,430)
Qualcomm, Inc. (CBOE),
strike price $40, expires 7/18/09	1,920	(643)
Riverbed Technology, Inc. (CBOE),
strike price $12.50, expires 6/20/09	3,600	(810)
Salesforce.com, Inc. (CBOE),
strike price $30, expires 8/22/09	1,000	(650)
Shanda Interactive Entertainment Ltd. (CBOE),
strike price $30, expires 6/20/09	1,224	(1,359)
strike price $35, expires 6/20/09	1,000	(740)
strike price $40, expires 9/19/09	1,224	(759)
St. Jude Medical, Inc. (CBOE),
strike price $40, expires 7/18/09	1,738	(382)

		(28,139)

Put Options—(2.9)%
Activision Blizzard, Inc. (CBOE),
strike price $7.50, expires 5/16/09	8,472	(85)
strike price $7.50, expires 8/22/09	4,000	(120)
Amazon.com, Inc. (CBOE),
strike price $55, expires 7/18/09	1,774	(559)
strike price $60, expires 7/18/09	500	(232)
Apple, Inc. (CBOE),
strike price $70, expires 7/18/09	770	(127)
strike price $80, expires 7/18/09	850	(246)
strike price $80, expires 1/16/10	1,864	(1,398)

Schedule of Investments

RCM Technology Fund

March 31, 2009 (unaudited)

	Contracts	Value* (000s)
Baidu.com (CBOE),
strike price $110, expires 6/20/09	306	$(96)
strike price $120, expires 9/19/09	300	(301)
Cisco Systems, Inc. (CBOE),
strike price $15, expires 4/18/09	5,961	(101)
Cognizant Technology Solutions Corp. (CBOE),
strike price $17.50, expires 4/18/09	2,000	(30)
Data Domain, Inc. (CBOE),
strike price $10, expires 9/19/09	3,000	(390)
Electronic Arts, Inc. (CBOE),
strike price $15, expires 6/20/09	2,417	(218)
Equinix, Inc. (CBOE),
strike price $40, expires 4/18/09	1,080	(22)
strike price $55, expires 6/20/09	1,053	(621)
First Solar, Inc. (CBOE),
strike price $100, expires 9/19/09	600	(834)
strike price $125, expires 6/20/09	677	(1,192)
Hewlett Packard Co. (CBOE),
strike price $25, expires 8/22/09	2,780	(375)
strike price $40, expires 1/16/10	5,309	(5,442)
International Business Machines Corp. (CBOE),
strike price $95, expires 4/18/09	3,674	(900)
Itron, Inc. (CBOE),
strike price $55, expires 5/16/09	898	(826)
Microsoft Corp. (CBOE),
strike price $22, expires 4/18/09	4,823	(1,785)
NetEase.com, Inc. (CBOE),
strike price $15, expires 6/20/09	1,800	(18)
Netflix, Inc. (CBOE),
strike price $30, expires 6/20/09	1,002	(120)
Omniture, Inc. (CBOE),
strike price $7.50, expires 6/20/09	939	(14)
Perfect World Co., Ltd. (CBOE),
strike price $12.50, expires 6/20/09	15,026	(1,427)
PowerShares QQQ (CBOE),
strike price $25, expires 5/16/09	10,757	(366)
Qualcomm, Inc. (CBOE),
strike price $30, expires 7/18/09	2,785	(292)
SanDisk Corp. (CBOE),
strike price $6, expires 7/18/09	5,000	(195)
strike price $7, expires 7/18/09	4,300	(245)
strike price $8, expires 7/18/09	2,400	(202)
Semiconductor HLDRs Trust (CBOE),
strike price $15, expires 5/16/09	10,800	(335)
Yahoo, Inc. (CBOE),
strike price $10, expires 1/16/10	7,600	(1,034)

		(20,148)

Total Options Written (premiums received—$68,319)		(48,287)

	Shares
SECURITIES SOLD SHORT—(1.2)%
Capital Goods—(0.1)%
Asahi Glass Co., Ltd.	67,000	(356)

Chemicals—(0.0)%
CF Industries Holdings, Inc.	100	(7)
Mosaic Co.	100	(4)

		(11)

Consumer Discretionary—(0.3)%
Sharp Corp.	238,800	(1,911)

Energy—(0.2)%
Q-Cells AG (d)	77,600	(1,511)
Renewable Energy Corp. AS (d)	12,800	(111)

		(1,622)

Technology—(0.6)%
Netflix, Inc. (d)	39,600	(1,700)
Omniture, Inc. (d)	73,345	(967)
Perfect World Co., Ltd. ADR, Class B (d)	106,290	(1,493)

		(4,160)

Total Securities Sold Short (proceeds—$7,113)		(8,060)

Total Investments net of options written and securities sold short (cost—$667,313) (b)—97.5%		683,356

Other assets less other liabilities—2.5%		17,337

Net Assets—100.0%		$700,693

Schedule of Investments

RCM Technology Fund

March 31, 2009 (unaudited)

Notes to Schedule of Investments

(amounts in thousands):

(a)	144A Security—Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated these securities are not considered to be illiquid.
(b)	Securities with an aggregate value of $49,490 representing 7.06% of net assets, have been valued utilizing modeling tools provided by a third-party vendor.
(c)	All or partial amount segregated as collateral for options written and securities sold short.
(d)	Non-income producing.

Glossary:

ADR—American Depositary Receipt

CBOE—Chicago Board Options Exchange

GDR—Global Depositary Receipt

Notes to Schedule of Investments:

Other Investments:

(1)	Transactions in options written for the nine months ended March 31, 2009:

	Contracts	Premiums
Options outstanding, June 30, 2008	157,882	$59,069
Options written	666,800	219,167
Options terminated in closing transactions	(510,893)	(191,865)
Options exercised	(4,198)	(760)
Options expired	(66,591)	(17,292)

Options outstanding, March 31, 2009	243,000	$68,319

Fair Value Measurements—Effective July 1, 2008, the Fund adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“SFAS 157”). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of the fair value measurements. Under this standard, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy under SFAS 157 are described below:

•	Level 1—quoted prices in active markets for identical investments that the Fund has the ability to access.

•

Level 2—valuations based on other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.), or quotes from inactive exchanges.

•	Level 3—valuations based on significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The valuation techniques used by the Fund to measure fair value during the nine months ended March 31, 2009 maximized the use of observable inputs and minimized the use of unobservable inputs.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used at March 31, 2009 in valuing the Fund’s investments carried at value (amounts in thousands):

	Investments in Securities
Valuation Inputs	Assets	Liabilities
Level 1—Quoted Prices	$581,066	$(50,883)
Level 2—Other Significant Observable Inputs	158,637	(5,464)
Level 3—Significant Unobservable Inputs	—	—

Total	$739,703	$(56,347)

Disclosures about Derivative Instruments and Hedging Activities—Effective January 1, 2009, the Fund adopted FASB Statement of Financial Standards No. 161 “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”). This standard is an amendment to FASB Statement No. 133 (“FASB 133”), which expands the disclosure requirements of FAS 133 regarding an entity’s derivative instruments and hedging activities.

The following is a summary of the fair valuations of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2009 (amounts in thousands):

Derivatives Fair Value
Interest rate contracts	$ —
Foreign exchange contracts	—
Credit contracts	—
Equity contracts	(48,287)
Other contracts	—

Total	$(48,287)

Schedule of Investments

RCM Wellness Fund

March 31, 2009 (unaudited)

	Shares	Value* (000s)
COMMON STOCK—94.2%
Consumer Discretionary—6.0%
Kohl’s Corp. (b)	21,000	$889
Lowe’s Cos., Inc.	62,445	1,140
Macy’s, Inc.	63,100	561
Toyota Motor Corp.	36,400	1,156
Wal-Mart Stores, Inc.	57,000	2,970

		6,716

Consumer Services—3.0%
Apollo Group, Inc., Class A (b)	20,520	1,607
DeVry, Inc.	36,705	1,769

		3,376

Consumer Staples—2.0%
Hansen Natural Corp. (b)	29,500	1,062
Nestle S.A.	33,965	1,148

		2,210

Healthcare—79.3%
Abbott Laboratories	89,800	4,283
Aetna, Inc.	42,025	1,023
Alcon, Inc.	31,400	2,855
Alexion Pharmaceuticals, Inc. (b)	20,140	759
Allergan, Inc.	49,800	2,378
AmerisourceBergen Corp.	105,220	3,437
Amgen, Inc. (b)	47,964	2,375
AstraZeneca PLC	32,165	1,139
Baxter International, Inc.	26,235	1,344
BAYER AG	23,700	1,132
Becton Dickinson & Co.	52,425	3,525
BioMarin Pharmaceutical, Inc. (b)	61,325	757
Boston Scientific Corp. (b)	210,000	1,670
Celgene Corp. (b)	23,445	1,041
CVS Corp.	54,000	1,484
DaVita, Inc. (b)	105,900	4,654
Edwards Lifesciences Corp. (b)	25,700	1,558
Enteromedics, Inc. (b)	129,384	176
Express Scripts, Inc. (b)	46,605	2,152
Fresenius Medical Care AG & Co. KGaA	28,230	1,095
Gilead Sciences, Inc. (b)	111,840	5,180
Human Genome Sciences, Inc. (b)	1,131,455	939
Illumina, Inc. (b)	49,715	1,851
Life Technologies Corp. (b)	55,000	1,786
Mead Johnson Nutrition Co., Class A (b)	7,660	221
Medco Health Solutions, Inc. (b)	38,000	1,571
Nichi-iko Pharmaceutical Co., Ltd.	11,600	328
NuVasive, Inc. (b)	37,860	1,188
Onyx Pharmaceuticals, Inc. (b)	38,175	1,090
OSI Pharmaceuticals, Inc. (b)	37,270	1,426
Perrigo Co.	48,100	1,194
Protalix Biotherapeutics, Inc. (b)	177,440	355
Qiagen NV (b)	170,045	2,714
Regeneron Pharmaceuticals, Inc. (b)	29,700	412
Schering-Plough Corp.	284,100	6,691
Seattle Genetics, Inc. (b)	51,713	510
Shire PLC	133,085	1,630
St. Jude Medical, Inc. (b)	121,100	4,400
Teva Pharmaceutical Industries Ltd. ADR	136,272	6,139
Towa Pharmaceutical Co., Ltd.	8,000	335
Vertex Pharmaceuticals, Inc. (b)	79,200	2,275
Wright Medical Group, Inc. (b)	41,120	536
Wyeth	167,620	7,214
Xtent, Inc. (b)	29,245	37

		88,859

Technology—3.9%
Amazon.com, Inc. (b)	11,700	859
Thermo Fisher Scientific, Inc. (b)	99,275	3,541

		4,400

Total Common Stock (cost—$113,047)		105,561

	Principal Amount (000s)
Repurchase Agreement—6.4%
State Street Bank & Trust Co., dated 3/31/09, 0.10%, due 4/1/09, proceeds $7,162; collateralized by Fannie Mae, 6.625% due 11/15/30, valued at $7,308 including accrued interest (cost—$7,162)	$7,162	7,162

Total Investments (cost—$120,209) (a)—100.6%		112,723

Liabilities in excess of other assets—(0.6)%		(695)

Net Assets—100.0%		$112,028

Notes to Schedule of Investments

(amounts in thousands):

(a)	Securities with an aggregate value of $7,963, representing 7.11% of net assets, have been valued utilizing modeling tools provided by a third-party vendor.
(b)	Non-income producing.

Glossary:

ADR—American Depositary Receipt

Other Investments:

(1)	Transactions in options written for the nine months ended March 31, 2009:

	Contracts	Premiums
Options outstanding, June 30, 2008	—	$—
Options written	5,075	1,042
Options terminated in closing transactions	(3,080)	(599)
Options expired	(1,995)	(443)

Options outstanding, March 31, 2009	—	$—

Fair Value Measurements—Effective July 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157. Fair Value Measurements (“SFAS 157”). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of the fair value measurements. Under this standard, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy under SFAS 157 are described below:

•	Level 1—quoted prices in active markets for identical investments that the Fund has the ability to access

•

Level 2—valuations based on other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.), or quotes from inactive exchanges

•	Level 3—valuations based on significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The valuation techniques used by the Fund to measure fair value during the nine months ended March 31, 2009 maximized the use of observable inputs and minimized the use of unobservable inputs.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used at March 31, 2009 in valuing the Fund’s investments carried at value (amounts in thousands):

Valuation Inputs	Investments in Securities
Level 1—Quoted Prices	$97,598
Level 2—Other Significant Observable Inputs	15,125
Level 3—Significant Unobservable Inputs	—

Total	$112,723

*	Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotations obtained from a quotation reporting system, established market makers, or independent pricing services.

Portfolio securities and other financial instruments for which market quotations are not readily available or if a development occurs that may significantly impact the value of a security are fair valued, in good faith, pursuant to guidelines established by the Board of Trustees or persons acting at their direction pursuant to procedures approved by the Board of Trustees. Each Fund’s investments are valued daily using prices supplied by an independent pricing service or dealer quotations, or by using the last sale price on the exchange that is the primary market for such securities, or the mean between the last quoted bid and ask price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales. The market value for NASDAQ National Market and Small Cap Securities may also be calculated using the NASDAQ Official Closing Price instead of the last reported sales price. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Exchange traded options are valued at the settlement price determined by the relevant exchange. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily until settlement at the forward settlement value. Short-term investments maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. Investments initially valued in currencies other than U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the Net Asset Value (“NAV”) of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange (“NYSE”) is closed and the NAV may change on days when an investor is not able to purchase or sell shares. The prices used by each of the Funds to value their securities may differ from the value that would be realized if the securities were sold and the differences could be material. Fund shares are valued as of a particular time (the “Valuation Time”) on each day (“Business Day”) that the NYSE is open for trading. The Valuation Time is ordinarily at the close of regular trading on the NYSE (normally 4:00 p.m., Eastern time).

The prices of certain portfolio securities or financial instruments may be determined at a time prior to the close of regular trading on the NYSE. When fair valuing securities, the Funds may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the time a Fund’s NAV is calculated. With respect to certain foreign securities, the Funds may fair value securities using modeling tools provided by a third-party vendor. The Funds have retained a statistical research service to assist in determining the fair value of foreign securities. This service utilizes statistics and programs based on historical performance of markets and other economic data to assist in making fair value estimates. Fair value estimates used by the Funds for foreign securities may differ from the value realized from the sale of those securities and the difference could be material. Fair value pricing may require subjective determinations about the value of a security or other asset, and fair values used to determine each Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets held by a Fund.

Item 2.	Controls and Procedures

(a) The registrant’s President & Chief Executive Officer and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3 (d) under the Act (17 CFR 270.30a-3(d))), that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits

(a)	Exhibit 99.302 Cert. – Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Allianz Funds

By	/s/ E. Blake Moore, Jr.
President & Chief Executive Officer

Date: May 29, 2009

By	/s/ Brian S. Shlissel
Treasurer, Principal Financial & Accounting Officer

Date: May 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ E. Blake Moore, Jr.
President & Chief Executive Officer

Date: May 29, 2009

By	/s/ Brian S. Shlissel
Treasurer, Principal Financial & Accounting Officer

Date: May 29, 2009